UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08922

Mutual of America Institutional Funds, Inc.
(Exact name of registrant as specified in charter)

320 Park Avenue, New York, N.Y.			10022
(Address of principal executive offices)			(Zip code)

John R. Greed Senior Executive Vice President and Chief Financial Officer Mutual of America Life Insurance Company 320 Park Avenue New York, NY 10022
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 224-1600

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2010

ITEM 1.    REPORTS TO STOCKHOLDERS.

The Annual Report to Shareholders follows:

DECEMBER 31, 2010

Annual Report of Mutual of America Institutional Funds

This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

ALL AMERICA FUND EQUITY INDEX FUND MID-CAP EQUITY INDEX FUND SMALL CAP VALUE FUND SMALL CAP GROWTH FUND BOND FUND MONEY MARKET FUND

MUTUAL OF AMERICA
INSTITUTIONAL FUNDS, INC.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
320 PARK AVENUE, NEW YORK, NEW YORK 10022

Dear Shareholder:

We are pleased to present to you the Mutual of America Institutional Funds, Inc. (the "Investment Company") Annual Report for the year ended December 31, 2010. This Annual Report includes important information regarding the performance and financial positions of the Investment Company's funds during 2010.

Stocks and Bonds Generally Up in 2010

The S&P 500® Index advanced 15% on a total return basis (including dividends), while domestic small and mid-cap stock markets moved ahead between 20% and 30% on a price basis. The MSCI World Index was up a respectable 12%; however, the range of price returns across national stock markets in dollar terms was quite wide, running from an advance of 51% for Thailand to a decline of 10% for Hungary.

U.S. Bonds also performed fairly well in 2010. The Barclays U.S. Aggregate Index delivered a total return of 6.54%, and the Barclays Global Aggregate Index returned 5.54% on a dollar denominated basis, in line with U.S. returns. Advances were achieved elsewhere, including increases with U.S. Treasuries: 5.52%; High Grade Corporate Bonds: 9.00%; and High Yield Corporate Bonds: 15.12%.

Three Global Issues Remain Unresolved

Despite the strong asset returns in 2010, there are serious concerns regarding three global issues for which only stop-gap measures have been implemented to date.

For instance, in response to the European sovereign debt crisis, the European Union, along with the International Monetary Fund and the individual sovereign nations constituting the eurozone, agreed to create a nearly $1 trillion rescue fund last May. The key condition for such support was the promise to reduce budget deficits to some agreed-upon designated level within a certain timeframe.

Another matter of market concern during the past year was the prospect of monetary tightening by China in response to clear signs of a property bubble and the expectation that generalized inflation, especially among food products, was in the process of accelerating. Since April 2010, China has been tightening monetary policy. So far, the desired positive effects on inflation have not been realized, but neither have any feared negative effects on growth. The consensus outlook is that the Chinese government will control inflation without reducing overall growth by more than a couple of percentage points to a still strong 8% rate. This pace is believed sufficient to help sustain global growth.

The third major issue that roiled markets during the summer was a growing fear of a "double-dip" in U.S. economic growth. Following strong annualized Gross Domestic Product (GDP) numbers in the fourth quarter of 2009 and first quarter of 2010 of 5.0% and 3.7%, respectively, second quarter 2010 GDP came in at only 1.7%, and the sluggishness persisted into the first two months of the third quarter of 2010. Thus, the concern that the U.S. economy was slumping back into recession. Worry over the issues facing Europe and China exacerbated this concern.

The third quarter final GDP report came in at 2.6%. This number was slightly below expectations of 2.8%, and still slow by post-recession recovery standards, but firm enough to buoy markets, especially since the flow of economic data had begun to improve at the beginning of the fourth quarter.

Mid-term Elections Bring Change

Besides the firmer economic statistics, two other significant events occurred during the fourth quarter. In the mid-term election the Republican Party recaptured control of the House of Representatives and reduced the Democratic majority in the Senate. As President Obama acknowledged, the Republican victory was a true "shellacking." The market's interpretation of this outcome was that the Democrats would no longer be in a position to push through any more of their agenda beyond what they had already achieved with the Health Care Reform Act of 2010 and the Financial Reform Act of 2010 (Dodd-Frank Bill). Furthermore, the odds now favored a Congress that would be unable to do harm because of a bipartisan stalemate, a commonly held market belief thought to be favorable for stock markets.

To the surprise of most observers, astonishing bipartisan progress occurred on a number of fronts in the period between the election and the seating of the newly elected Congress in early January 2011. First and foremost, the Administration agreed, and was able to enforce Democratic Congressional approval, to extend the Bush-era tax cuts for all income brackets for two years, as well as accept the Republicans' preferred 35% estate tax rate rather than the Democrats' goal of 45%. In return, it appears the Republicans will help the President get congressional ratification for his revised free-trade agreement with South Korea, the centerpiece of his push for a doubling in U.S. exports over the next five years. This represents the largest and most significant trade deal since the North American Free Trade Agreement between the United States, Canada and Mexico was implemented in 1994. In addition, the change in the balance of power within Congress helped the Administration secure Senate ratification in December 2010 of its April 8, 2010, New Strategic Arms Reduction Treaty with Russia, under the terms of which each nation's stockpile of strategic nuclear weapons will be reduced incrementally, among other things.

The Administration also signaled a move toward the political center, especially in its willingness to listen to, and work with, business. The recent appointment of William Daley as the new White House Chief of Staff was greeted warmly by the business community.

Debating Quantitative Easing 2.0

The second event, which had been widely anticipated, was the announcement by the Federal Reserve that it would implement a program to purchase $600 billion of long-term Treasuries over eight months, in addition to reinvesting in Treasuries' $300 million of proceeds of maturing securities already held on its balance sheet. This program, dubbed Quantitative Easing 2.0 (QE2 for short), follows the roughly $1.7 trillion QE1 program that was implemented during 2009. The Fed's explanation for implementing QE2 was the need to preclude a double-dip recession as well as a deflationary spiral. It also implied that the stimulus of these bond purchases, which would flow directly into the money supply and provide more liquidity to the domestic and global markets, would prompt banks to lend, encourage businesses to expand and hire, and thereby reduce unemployment. Moreover, it suggested that the program would raise asset prices, promoting a greater sense of wealth, and thereby spur consumer spending. One more implication was that the program would keep mid- to longer-term interest rates, especially mortgage rates, low.

Declining Dollar Weighs Heavy

Despite bipartisan progress on some fronts, the Republicans' mid-term election success in recapturing the House and reducing the power of Democrats in the Senate makes new fiscal stimulus unlikely. At the same time, the implications of QE2 on the global economy are potentially destabilizing. Investors have already been borrowing dollars at historically low interest rates to invest in higher yielding emerging markets around the world. The result has been to push up the value of emerging market currencies, making their exports less competitive against U.S. export goods priced in dollars — the value of which is declining because of the downward pressure on U.S. dollar rates caused by the Fed's QE2.

The temptation is for emerging market nations to establish capital controls or begin to erect specific trade barriers to protect their exporters. Brazil, for example, has already raised taxes on foreign investment. Furthermore, as the only international reserve currency, the dollar's declining value reduces the value of dollar surpluses in other nations, such as Japan and China, potentially leading to an attempt to reduce dollar holdings, and thus further reducing the value of the dollar.

To QE2 or Not?

The bottom line is that no one knows if QE2 will succeed in its stated goals, while some of the potential risks are fairly apparent. Critics of QE2 argue that the combination of currently accelerating economic domestic growth, the implementation of QE2 and the already high and rising U.S. national debt significantly raise the risks that inflation will become a much greater threat than recession/deflation. The counter argument is that the economic recovery remains unsteady, and any premature effort to remove the various forms of stimulus supporting it could plunge the domestic and even global economy back into recession.

Recently released notes on the Federal Reserve meeting in December 2010 make it clear the Fed has no intention of curtailing its incremental planned purchases of $600 million through this June. Federal Reserve chairman Ben Bernanke's recent comments to the Congressional Budget Committee reaffirm his belief that the program remains necessary despite recent improvements in the economic data and modestly rising inflation expectations.

The one glaring anomaly between the implied goal of keeping interest rates low is the rise in rates across the board, most especially in the 2-year to 10-year range. The 10-year rate is especially important to mortgage rates, which have risen by more than one-half percent in the last two months, further stymying any housing recovery.

Inching Toward Economic Stabilization and Growth

The bottom line is that the domestic and most major global economies seem to have settled into a slow growth trajectory that has a chance of sustainability. In the U.S., the key variable to watch is job creation and the unemployment rate; if these improve, the odds of a continued expansion increase over time. Improvement in the housing market, and state and local government finances, depend on job and income growth.

Globally, the sovereign debt issue in Europe, the growth issue in China and the consequences of QE2 are the key potentially destabilizing factors going forward. The common thread of each of these macro issues is the use of continued government involvement as a means to spur economic growth. The implication is that, despite over two years of ad hoc governmental responses to the fallout from the global financial crisis following Lehman Brothers' default in September 2008, the mechanisms of self-governing economic activity are not fully reactivated. The global economy has not reestablished its balance, but it seems to be staggering less and at least moving in the direction of a more stable and upward path.

If such a scenario of muddling through on the global economic front comes to pass, stock and some commodities markets should have another positive year, although not as robust as in 2010. Bond markets, however, seem set to generate lower returns as interest rates continue to rise in the face of economic improvement and increasing inflation expectations.

The total return performance for each of the Mutual of America Institutional Funds is reflected below:

Total Returns — Year Ended December 31, 2010

All America Fund	+17.28%
Equity Index Fund	+14.83%
Mid-Cap Equity Index Fund	+26.29%
Small Cap Value Fund	+25.89%
Small Cap Growth Fund	+31.44%
Bond Fund	+ 6.06%
Money Market Fund	+ 0.01%

All Fund performance information presented throughout this report is historical, reflects the full reinvestment of dividends paid, and should not be considered indicative of future results.

The pages which immediately follow include brief discussions of each Fund's performance for the year ended December 31, 2010 compared with its relevant index. Also presented are graphs and tables for each Fund (except the Money Market Fund) which illustrate each Fund's respective:

•  Historical total return achieved over specified periods, expressed as an average annual rate and as a cumulative rate;

•  Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and

•  Historical performance compared to an appropriate index.

Following that are graphical representations of the asset allocations of each Fund and an illustration of each Fund's operating expenses. The summarized portfolios of each Fund and financial statements are presented in the pages which then follow.

Thank you for your continued investment in our Funds.

Sincerely,

John R. Greed
Chairman of the Board, President
and Chief Executive Officer
Mutual of America Institutional Funds, Inc.

The views expressed in this Annual Report are subject to change at any time based on market and other conditions and should not be construed as a recommendation. This Report contains forward-looking statements, which speak only as of the date they were made and involve a number of risks and uncertainties that could cause actual results to differ materially from those expressed herein. Readers are cautioned not to place undue reliance on our forward-looking statements, as we assume no obligation to update these forward-looking statements. Readers assume any and all responsibility for any investment decision made as a result of the views expressed herein.

ALL AMERICA FUND

The investment objective of the All America Fund is to outperform the S&P 500® Index (the "S&P 500"). The All America Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500, with the remaining 40% actively managed, using three different investment approaches. The actively managed portion of the All America Fund is close to being equally distributed between large cap stocks and small cap stocks, with the small cap stocks in turn equally distributed between small cap value and small cap growth stocks.

For the year ended December 31, 2010, the S&P 500 of large capitalization stocks increased by 15.06% on a total return basis, while the Russell 2000® Growth Index was up 29.09% and the Russell 2000® Value Index was up 24.50%.

The All America Fund's return for year ended December 31, 2010, was 17.28% versus the benchmark return of 15.06%. The outperformance was attributable largely to the significant outperformance of both the Small Cap Growth and Small Cap Value components of the Fund relative to the S&P 500. These two components of the Fund represent 20% of the overall portfolio. The indexed portion of the Fund, representing 60% of the portfolio, exactly matched the performance of S&P 500, while the large cap portion of the Fund, representing 20% of total assets, underperformed the S&P 500 for the period.

All America Fund*

Period	Growth	Total Return
Ended 12/31/10	of $10,000	Cumu- lative	Average Annual
1 Year	$11,728	17.28%	17.28%
5 Years	$11,434	14.34%	2.72%
10 Years	$10,899	8.99%	0.86%

S & P 500 INDEX

Period	Growth	Total Return
Ended 12/31/10	of $10,000	Cumu- lative	Average Annual
1 Year	$11,506	15.06%	15.06%
5 Years	$11,196	11.96%	2.29%
10 Years	$11,506	15.1%	1.41%

The line representing the performance return of the All America Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future performance. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

EQUITY INDEX FUND

The Equity Index Fund's objective is to replicate the performance of the S&P 500® Index (the "S&P 500"), which consists of 500 stocks chosen by Standard & Poor's for market size, liquidity and industry group representation. The S&P 500 is a market-weighted index of 500 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ, with each stock's weight in the index proportionate to its market value. The weightings make each company's influence on the S&P 500's performance directly proportional to that company's market value.

Equity markets declined in late June and early July of 2010 due to concerns regarding the potential sovereign debt defaults in Europe, coupled with a slower than expected economic recovery and sustained high unemployment. The S&P 500 closed at its lowest level of the year on July 1st at 1,010. However, in the second half of the year, driven by improved corporate earnings and quantitative easing by the U.S. Federal Reserve, the S&P 500 rallied, closing on December 31st at 1,257, 25% higher than its low for the year and just five points below the year's high, which occurred two days earlier. Consumer Discretionary, Industrials and Materials were the best performing sectors for 2010 returning 25%, 24% and 20% respectively. The Utilities and Health Care sectors lagged the market, with modest gains of under 1%.

The Equity Index Fund's performance for the year ended December 31, 2010, was 14.83%, in line with the benchmark return of 15.06%. Note that the Equity Index Fund's performance includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

Equity Index Fund

Period	Growth	Total Return
Ended 12/31/10	of $10,000	Cumu- lative	Average Annual
1 Year	$11,483	14.83%	14.83%
5 Years	$11,148	11.48%	2.20%
10 Years	$11,349	13.49%	1.27%

S & P 500 Index

Period	Growth	Total Return
Ended 12/31/10	of $10,000	Cumu- lative	Average Annual
1 Year	$11,506	15.06%	15.06%
5 Years	$11,196	11.96%	2.29%
10 Years	$11,506	15.06%	1.41%

The line representing the performance return of the Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future performance. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

MID-CAP EQUITY INDEX FUND

The Mid-Cap Equity Index Fund invests in the 400 stocks that comprise the S&P MidCap 400® Index (the "S&P MidCap 400"). The S&P MidCap 400 is a market-weighted index of 400 stocks traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The weightings make each company's influence on the S&P MidCap 400's performance directly proportional to that company's market value. The companies included in the S&P MidCap 400 tend to be typical of this asset class, the medium-capitalized sector of the U.S. securities market.

The S&P MidCap 400 outperformed the S&P 500® Index for the year ended December 31, 2010. As was the case in 2009 small- and mid-cap companies were again preferred by investors and significantly outperformed their large-cap counterparts. Within the S&P MidCap 400, the Information Technology, Consumer Discretionary, Energy and Industrials sectors were all up at least 30%. Telecom and Utilities were the worst performing sectors but were still up 13% and 9%, respectively.

The Mid-Cap Equity Index Fund's performance for the year ended December 31, 2010, 2010, was 26.29%, in line with the 26.64% return of the S&P MidCap 400. Note that the performance of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

Mid-Cap Equity Index Fund

Period	Growth	Total Return
Ended 12/31/10	of $10,000	Cumu- lative	Average Annual
1 Year	$12,629	26.29%	26.29%
5 Years	$13,131	31.31%	5.60%
10 Years	$19,658	96.58%	6.99%

S & P Mid-Cap 400 Index

Period	Growth	Total Return
Ended 12/31/10	of $10,000	Cumu- lative	Average Annual
1 Year	$12,664	26.64%	26.64%
5 Years	$13,215	32.15%	5.73%
10 Years	$19,969	99.69%	7.16%

The line representing the performance return of the Mid-Cap Equity Index Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future performance. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

SMALL CAP VALUE FUND

The investment objective of the Small Cap Value Fund is to outperform the Russell 2000® Value Index. The Small Cap Value Fund generally invests in companies that are below $3 billion in market capitalization and have lower price-to-book characteristics than the overall market.

For the year ended December 31, 2010, the Small Cap Value Fund returned 25.89% versus a 24.50% return for the Russell 2000 Value Index. Stock selection was the primary driver of positive performance versus the benchmark. Sectors contributing to Fund performance included Consumer Staples, Energy and Technology, while sectors detracting from Fund performance included Healthcare and Finance

Small Cap Value Fund

Period	Growth	Total Return
Ended 12/31/10	of $10,000	Cumu- lative	Annualized
1 Year	$12,589	25.89%	25.89%
Since 5/1/07 (Inception)	$10,752	7.52%	2.00%

Russell 2000 Value Index

Period	Growth	Total Return
Ended 12/31/10	of $10,000	Cumu- lative	Annualized
1 Year	$12,450	24.50%	24.50%
Since 5/1/07 (Inception)	$9,391	-6.09%	-1.70%

The line representing the performance return of the Small Cap Value Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future performance. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

SMALL CAP GROWTH FUND

The investment objective of the Small Cap Growth Fund is capital appreciation. The Small Cap Growth Fund invests in growth stocks within the small capitalization marketplace. The Fund returned 31.44% during the year ended December 31, 2010. The Fund's benchmark, the Russell 2000® Growth Index, returned 29.09% for the period.

The Small Cap Growth Fund's outperformance against its benchmark was partially due to its lack of exposure to the micro-cap sector of the small capitalization marketplace. Sectors that contributed the most to Fund performance were Energy and Materials (largely due to our gold stocks). Utilities and Technology were not areas where we outperformed the benchmark although their underperformance was minimal. Cash equivalents were an overall drag on performance for the calendar year; however, within the year, the volatility of performance month-to-month continues to have us believe this was a prudent decision.

Macroeconomic factors continued to dominate the financial marketplace in 2010 as they did in 2009. Balance sheet recessions with secular deleveraging (such as the current one) cause consumer and state and local governments to reduce spending as they undergo a budgetary adjustment process. With our bottom-up stock selection approach, we remain focused on companies that have sustainable top line growth as opposed to companies with earnings growth that is derived from operating expense reduction.

Small Cap Growth Fund

Period	Growth	Total Return
Ended 12/31/10	of $10,000	Cumu- lative	Annualized
1 Year	$13,144	31.44%	31.44%
Since 5/1/07 (Inception)	$11,187	11.87%	3.11%

Russell 2000 Growth Index

Period	Growth	Total Return
Ended 12/31/10	of $10,000	Cumu- lative	Annualized
1 Year	$12,909	29.09%	29.09%
Since 5/1/07 (Inception)	$10,860	8.60%	2.28%

The line representing the performance return of the Small Cap Growth Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future performance. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

BOND FUND

The Bond Fund's primary investment objective is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk by investing primarily in investment grade, publicly traded debt securities. A secondary objective is preservation of capital. The Bond Fund primarily invests in corporate, U.S. government agency and mortgage-backed securities, all of which normally yield more than U.S. Treasury issues.

During 2010, the Federal Reserve remained committed to keeping short-term rates low in an effort to stimulate the economy, re-liquefy the banking system and support the mortgage market. Longer-term rates also declined while the yield curve remained relative steep.

The corporate bond market also performed well as yield spreads between government and corporate bonds continued to tighten aggressively. This tightening was partially a result of a decrease in supply and an increase in demand by individual and institutional investors desperately searching for income. It was also helped by positive economic expectations on the part of many investors.

The Bond Fund's strategy was to maintain a slightly shorter duration than its benchmark, emphasize relatively short corporate bonds with high yields, establish extreme credit diversification and take a market weight in mortgage-related securities.

The Bond Fund's return for the year ended December 31, 2010, was 6.06%, compared to 6.54% for the Barclays Capital U.S. Aggregate Bond Index. The Fund's emphasis on higher-yielding corporate issues was a major contributor to outperformance.

Bond Fund

Period	Growth	Total Return
Ended 12/31/10	of $10,000	Cumu- lative	Average Annual
1 Year	$10,606	6.06%	6.06%
5 Years	$13,332	33.32%	5.92%
10 Years	$16,985	69.85%	5.44%

Barclay's Capital Aggregate Bond Index

Period	Growth	Total Return
Ended 12/31/10	of $10,000	Cumu- lative	Average Annual
1 Year	$10,654	6.54%	6.54%
5 Years	$13,253	32.53%	5.79%
10 Years	$17,630	76.30%	5.83%

The line representing the performance return of the Bond Fund includes expenses, such as transaction costs and management fees that reduce returns, while the performance return line of the Index does not.

Past performance is not indicative of future performance. The graph and table do not reflect the deduction of any taxes that an investor may pay on fund distributions or the redemption of fund shares.

MONEY MARKET FUND

The Money Market Fund's investment objective is to realize current income while maintaining liquidity, investment quality and stability of capital through investing in high-quality commercial paper issued by U.S. corporations and securities issued by the U.S. government and its agencies. The Money Market Fund returned 0.01% for the year ended December 31, 2010, in line with the 0.13% return for the Citigroup 3-Month Treasury Bill Index. Note that the performance of the Money Market Fund includes expenses, such as transaction costs and management fees, which are not applicable to the benchmark.

The money market sector continued to experience historically low yields and a shrinking supply of eligible investments during 2010. The Federal Reserve remained committed to a near-zero interest rate policy, as it has kept its Fed Funds target rate unchanged at a range of 0 to 25 basis points since 2008. The Fed has stated that economic conditions "are likely to warrant exceptionally low levels for the Federal Funds rate for an extended period." The Money Market Fund will continue to focus on quality and a high degree of liquidity by maintaining a relatively short weighted average maturity.

The seven-day effective yield as of February 15, 2010, was 0.01%. As with all performance reporting, this yield is not necessarily indicative of future annual yields. Neither the Federal Deposit Insurance Corporation nor any other U.S. government agency insures or guarantees investments in shares of the Money Market Fund.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ASSET ALLOCATIONS AS OF DECEMBER 31, 2010 (Unaudited)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ASSET ALLOCATIONS AS OF DECEMBER 31, 2010 (Unaudited) (Continued)

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited)

EXAMPLE

As a shareholder of one of the Mutual of America Institutional Funds, Inc. Funds, you incur ongoing costs, including management fees and other Fund expenses. You do not incur transactional costs, such as sales charges (loads), redemption fees or exchange fees. Additionally, through April 30, 2010, Mutual of America Capital Management Corporation, the Funds' Advisor, contractually agreed to limit each Fund's total operating expenses to its investment management fees. Effective May 1, 2010, a new contractual agreement went into effect which only limits the Equity Index and Mid-Cap Equity Index Funds' total operating expenses to their respective investment management fees. The other Funds' expenses are no longer limited. In addition, effective September 3, 2009, the Adviser to the Money Market Fund has agreed to waive as much of its investment management fee and reimburse as much of the other fund operating expenses as necessary in order to cause the cumulative monthly total investment return of the Money Market Fund, net of fees and expenses, to be no less than zero. This resulted in an effective investment management fee of 0.16% for the Money Market Fund during the year ended December 31, 2010 and resulted in the Fund being reimbursed for all other operating expenses during that period.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2010 and held for the entire period ending December 31, 2010 under the expense limitations in effect during that period as described above.

ACTUAL EXPENSES

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning other funds, which may also charge transactional costs, such as sales charges (loads), redemption fees or exchange fees.

All America Fund

	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1 – December 31, 2010
Actual	$1,000.00	$1,070.99	$4.86
Hypothetical (5% return before expenses)	$1,000.00	$1,019.78	$4.74

*  Expenses are equal to the Fund's annual expense ratio of 0.93%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited) (Continued)

Equity Index Fund

	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1 – December 31, 2010
Actual	$1,000.00	$932.90	$0.61
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.64

*  Expenses are equal to the Fund's annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Mid-Cap Equity Index Fund

	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1 – December 31, 2010
Actual	$1,000.00	$1,122.71	$0.67
Hypothetical (5% return before expenses)	$1,000.00	$1,023.85	$0.64

*  Expenses are equal to the Fund's annual expense ratio of 0.125%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Small Cap Value Fund

	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1 – December 31, 2010
Actual	$1,000.00	$1,120.96	$6.68
Hypothetical (5% return before expenses)	$1,000.00	$1,018.16	$6.36

*  Expenses are equal to the Fund's annual expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Small Cap Growth Fund

	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1 – December 31, 2010
Actual	$1,000.00	$1,145.19	$6.76
Hypothetical (5% return before expenses)	$1,000.00	$1,018.16	$6.36

*  Expenses are equal to the Fund's annual expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
EXPENSE EXAMPLE (Unaudited) (Continued)

Bond Fund

	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1 – December 31, 2010
Actual	$1,000.00	$1,029.62	$4.45
Hypothetical (5% return before expenses)	$1,000.00	$1,020.08	$4.43

*  Expenses are equal to the Fund's annual expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Money Market Fund

	Beginning Account Value July 1, 2010	Ending Account Value December 31, 2010	Expenses Paid During Period* July 1 – December 31, 2010
Actual	$1,000.00	$1,000.07	$4.23
Hypothetical (5% return before expenses)	$1,000.00	$1,020.23	$4.28

*  Expenses are equal to the Fund's annual expense ratio of 0.16%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2010

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.3%)
Amazon.com, Inc.*	624	$112,320
Disney (Walt) Co.	3,331	124,946
Ford Motor Co.*	6,619	111,133
McDonald's Corp.	1,854	142,313
NIKE, Inc. Cl B	665	56,804
Starbucks Corp.	1,291	41,480
Other Securities	45,906	1,546,659
		2,135,655
CONSUMER STAPLES (5.3%)
Coca-Cola Co.	4,078	268,210
Kraft Foods, Inc. Cl A	3,054	96,232
PepsiCo, Inc.	2,779	181,552
Philip Morris Int'l., Inc.	3,186	186,477
Proctor & Gamble Co.	4,892	314,702
Wal-Mart Stores, Inc.	3,451	186,112
Other Securities	24,853	902,126
		2,135,411
ENERGY (6.1%)
Apache Corp.	645	76,903
Chevron Corp.	3,562	325,033
ConocoPhillips	2,606	177,469
Exxon Mobil Corp.	8,879	649,227
Halliburton Co.	1,606	65,573
Occidental Petroleum Corp.	1,424	139,694
Schlumberger Ltd.	2,391	199,649
Other Securities	17,501	783,684
		2,417,232
FINANCIALS (8.0%)
Bank of America Corp.	17,647	235,411
Berkshire Hathaway, Inc. Cl B*	3,041	243,615
Citigroup, Inc.*	50,459	238,671
Goldman Sachs Group, Inc.	901	151,512
JPMorgan Chase & Co.	6,893	292,401
MetLife, Inc.	1,585	70,437
Wells Fargo & Co.	9,190	284,798
Other Securities	53,654	1,695,753
		3,212,598
HEALTH CARE (5.5%)
Abbott Laboratories	2,736	131,082

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
Johnson & Johnson	4,847	$299,787
Merck & Co., Inc.	5,487	197,751
Pfizer, Inc.	14,209	248,800
Other Securities	32,265	1,322,426
		2,199,846
INDUSTRIALS (5.5%)
Boeing Co.	1,276	83,272
General Electric Co.	18,865	345,040
Union Pacific Corp.	880	81,541
Other Securities	28,676	1,698,295
		2,208,148
INFORMATION TECHNOLOGY (9.4%)
Apple, Inc.*	1,613	520,284
Cisco Systems, Inc.*	9,843	199,124
Google, Inc.*	440	261,347
Hewlett-Packard Co.	3,989	167,937
Int'l. Business Machines Corp.	2,177	319,497
Intel Corp.	9,742	204,874
Microsoft Corp.	13,233	369,460
Oracle Corp.	6,469	202,480
QUALCOMM, Inc.	2,846	140,849
Texas Instruments, Inc.	2,054	66,755
Other Securities	50,967	1,279,885
		3,732,492
MATERIALS (1.9%)
Freeport-McMoRan Copper & Gold, Inc.	813	97,633
Other Securities	13,612	649,571
		747,204
TELECOMMUNICATION SERVICES (1.6%)
AT&T, Inc.	10,442	306,786
Verizon Communications, Inc.	5,017	179,508
Other Securities	12,684	141,910
		628,204
UTILITIES (1.7%)
Other Securities	20,403	663,337
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $18,715,719) 50.3%		$20,080,127

	Rating**	Rate	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (1)	AAA	0.16%	03/03/11	$100,000	$99,980
COMMERCIAL PAPER (1.0%)
General Electric Capital Corp.	A-1+	0.15	01/31/11	400,000	399,950
TOTAL INDEXED ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $499,924) 1.2%					499,930
TOTAL INDEXED ASSETS (Cost: $19,215,643) 51.5%					$20,580,057

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2010

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.5%)
Amazon.com, Inc.*	617	$111,060
Disney (Walt) Co.	2,453	92,012
Ford Motor Co.*	6,052	101,613
NIKE, Inc. Cl B	989	84,480
Starbucks Corp.	3,621	116,343
Other Securities	70,479	1,689,848
		2,195,356
CONSUMER STAPLES (2.6%)
Kraft Foods, Inc. Cl A	2,697	84,982
PepsiCo, Inc.	2,252	147,123
Proctor & Gamble Co.	2,875	184,949
Wal-Mart Stores, Inc.	3,013	162,491
Other Securities	16,239	449,361
		1,028,906
ENERGY (4.4%)
Apache Corp.	809	96,457
Brigham Exploration Co.*	6,730	183,325
ConocoPhillips	2,284	155,540
Exxon Mobil Corp.	4,370	319,534
Halliburton Co.	2,694	109,996
McMoRan Exploration Co.*	12,020	206,023
Occidental Petroleum Corp.	1,274	124,979
Other Securities	13,242	561,601
		1,757,455
FINANCIALS (8.6%)
Bank of America Corp.	9,014	120,247
Berkshire Hathaway, Inc. Cl B*	1,504	120,485
Citigroup, Inc.*	23,732	112,252
Goldman Sachs Group, Inc.	833	140,077
JPMorgan Chase & Co.	5,371	227,838
MetLife, Inc.	1,993	88,569
Wells Fargo & Co.	6,630	205,464
Other Securities***	124,335	2,397,539
		3,412,471
HEALTH CARE (5.2%)
Abbott Laboratories	2,746	131,561
Johnson & Johnson	2,891	178,808
Merck & Co., Inc.	3,764	135,655
Other Securities	89,795	1,623,114
		2,069,138

	Shares	Value
ACTIVE ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
INDUSTRIALS (6.3%)
Boeing Co.	1,808	$117,990
General Electric Co.	10,630	194,423
Union Pacific Corp.	643	59,580
Other Securities	81,570	2,152,247
		2,524,240
INFORMATION TECHNOLOGY (9.2%)
Apple, Inc.*	982	316,754
Cisco Systems, Inc.*	5,667	114,643
Google, Inc.*	289	171,657
Hewlett-Packard Co.	2,667	112,281
Int'l. Business Machines Corp.	1,082	158,794
Microsoft Corp.	5,583	155,877
Oracle Corp.	3,635	113,776
QUALCOMM, Inc.	1,985	98,238
Texas Instruments, Inc.	2,281	74,133
Other Securities	109,495	2,372,504
		3,688,657
MATERIALS (3.0%)
Freeport-McMoRan Copper & Gold, Inc.	997	119,730
Other Securities	48,880	1,082,744
		1,202,474
TELECOMMUNICATION SERVICES (1.1%)
AT&T, Inc.	4,723	138,762
Other Securities	30,980	310,500
		449,262
UTILITIES (1.3%)
Other Securities	15,962	516,320
TOTAL ACTIVE ASSETS-COMMON STOCKS (Cost: $15,296,682) 47.2%		18,844,279
ACTIVE ASSETS-CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.0%) (3)
Energy XXI (Bermuda) Ltd., 7.25%	100	29,675
TOTAL ACTIVE ASSETS-CONVERTIBLE PREFERRED STOCKS (Cost: $10,000) 0.0% (3)		$29,675

	Rating**	Rate	Maturity	Face Amount	Value
ACTIVE ASSETS-SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.4%)
General Electric Capital Corp.	A-1+	0.15%	01/31/11	$150,000	$149,981
TOTAL ACTIVE ASSETS-SHORT-TERM DEBT SECURITIES (Cost: $149,981) 0.4%					149,981
TOTAL ACTIVE ASSETS (Cost: $15,456,663) 47.6%					19,023,935
TEMPORARY CASH INVESTMENTS (2) (Cost: $109,100) 0.3%					109,100
TOTAL INVESTMENTS (Cost: $34,781,406) 99.4%					39,713,092
OTHER NET ASSETS 0.6%					226,958
NET ASSETS 100.0%					$39,940,050

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2010

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (10.1%)
Amazon.com, Inc.*	1,487	$267,660
Comcast Corp. Cl A	11,777	258,741
Disney (Walt) Co.	7,930	297,454
Ford Motor Co.*	15,761	264,627
Home Depot, Inc.	6,859	240,477
McDonald's Corp.	4,413	338,742
Other Securities	95,285	3,415,332
		5,083,033
CONSUMER STAPLES (10.1%)
Altria Group, Inc.	8,755	215,548
Coca-Cola Co.	9,709	638,561
Kraft Foods, Inc. Cl A	7,271	229,109
PepsiCo, Inc.	6,616	432,223
Philip Morris Int'l., Inc.	7,585	443,950
Proctor & Gamble Co.	11,647	749,251
Wal-Mart Stores, Inc.	8,217	443,143
Other Securities	50,397	1,931,313
		5,083,098
ENERGY (11.5%)
Chevron Corp.	8,481	773,891
ConocoPhillips	6,205	422,561
Exxon Mobil Corp.	21,142	1,545,898
Occidental Petroleum Corp.	3,391	332,657
Schlumberger Ltd.	5,691	475,199
Other Securities	47,014	2,204,417
		5,754,623
FINANCIALS (15.3%)
Bank of America Corp.	42,018	560,520
Berkshire Hathaway, Inc. Cl B*	7,240	579,996
Citigroup, Inc.*	120,149	568,305
Goldman Sachs Group, Inc.	2,145	360,703
JPMorgan Chase & Co.	16,412	696,197
U.S. Bancorp	8,030	216,569
Wells Fargo & Co.	21,881	678,092
Other Securities	123,466	3,987,737
		7,648,119
HEALTH CARE (10.4%)
Abbott Laboratories	6,514	312,086
Amgen, Inc.*	3,887	213,396
Johnson & Johnson	11,538	713,625

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
Merck & Co., Inc.	13,064	$470,827
Pfizer, Inc.	33,834	592,433
Other Securities	72,904	2,934,061
		5,236,428
INDUSTRIALS (10.5%)
3M Co.	2,994	258,382
Caterpillar, Inc.	2,682	251,196
General Electric Co.	44,919	821,569
United Parcel Service, Inc. Cl B	4,182	303,530
United Technologies Corp.	3,870	304,646
Other Securities	59,660	3,316,773
		5,256,096
INFORMATION TECHNOLOGY (17.7%)
Apple, Inc.*	3,841	1,238,948
Cisco Systems, Inc.*	23,437	474,131
Google, Inc.*	1,045	620,699
Hewlett-Packard Co.	9,497	399,824
Int'l. Business Machines Corp.	5,183	760,657
Intel Corp.	23,196	487,812
Microsoft Corp.	31,510	879,759
Oracle Corp.	15,403	482,114
QUALCOMM, Inc.	6,777	335,394
Other Securities	126,207	3,205,043
		8,884,381
MATERIALS (3.5%)
Freeport-McMoRan Copper & Gold, Inc.	1,935	232,374
Other Securities	32,338	1,543,854
		1,776,228
TELECOMMUNICATION SERVICES (3.0%)
AT&T, Inc.	24,862	730,446
Verizon Communications, Inc.	11,946	427,428
Other Securities	30,203	337,966
		1,495,840
UTILITIES (3.1%)
Other Securities	48,562	1,578,859
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $43,444,437) 95.2%		$47,796,705

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.4%)
U.S. Treasury Bill (1)	AAA	0.14 - 0.16%	03/03/11 - 03/31/11	$700,000	$699,794
U.S. GOVERNMENT AGENCIES (2.0%)
Farmer Mac	AAA	0.01	01/03/11	1,000,000	999,999
COMMERCIAL PAPER (1.2%)
General Electric Capital Corp.	A-1+	0.15	01/31/11	600,000	599,925
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,299,699) 4.6%					2,299,718
TEMPORARY CASH INVESTMENTS (2) (Cost: $63,000) 0.1%					63,000
TOTAL INVESTMENTS (Cost: $45,807,136) 99.9%					50,159,423
OTHER NET ASSETS 0.1%					52,679
NET ASSETS 100.0%					$50,212,102

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MID-CAP EQUITY INDEX FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2010

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.8%)
Advance Auto Parts, Inc.	2,488	$164,581
BorgWarner, Inc.*	3,300	238,783
Chipotle Mexican Grill, Inc. Cl A*	882	187,566
Dollar Tree, Inc.*	3,672	205,926
PetSmart, Inc.	3,395	135,189
Other Securities	144,931	3,647,787
		4,579,832
CONSUMER STAPLES (3.5%)
Church & Dwight Co., Inc.	2,037	140,594
Energizer Hldgs., Inc.*	2,052	149,591
Other Securities	23,297	866,112
		1,156,297
ENERGY (5.7%)
Arch Coal, Inc.	4,704	164,922
Cimarex Energy Co.	2,465	218,226
Plains Exploration & Production Co.*	4,081	131,163
Pride International, Inc.*	5,136	169,488
OGE Energy Corp	2,813	128,104
Other Securities	36,663	1,099,545
		1,911,448
FINANCIALS (19.0%)
Affiliated Managers Group, Inc.*	1,484	147,242
AMB Property Corp.	4,852	153,857
Everest Re Group Ltd.	1,595	135,288
Federal Realty Investment Trust	1,769	137,858
MSCI, Inc. Cl A*	3,382	131,763
Nationwide Health Pptys., Inc.	3,628	131,987
New York Community Bancorp, Inc.	12,694	239,277
SL Green Realty Corp	2,257	152,370
The Macerich Co.	3,657	173,232
Other Securities	208,646	4,919,713
		6,322,587
HEALTH CARE (10.7%)
Beckman Coulter, Inc.	2,018	151,814
Edwards Lifesciences Corp.*	3,212	259,653
Hologic, Inc.*	7,508	141,301
Mettler-Toledo Int'l., Inc.*	936	141,533
Perrigo Co.	2,432	154,019

	Shares	Value
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
HEALTH CARE (CONTINUED)
ResMed, Inc.*	4,321	$149,679
Schein (Henry), Inc.*	2,663	163,482
Vertex Pharmaceuticals, Inc.*	5,760	201,773
Other Securities	67,402	2,211,139
		3,574,393
INDUSTRIALS (15.6%)
AGCO Corp.*	2,645	133,996
AMETEK, Inc.	4,676	183,513
Bucyrus International, Inc.	2,357	210,716
Joy Global, Inc.	3,016	261,633
Kansas City Southern*	2,995	143,341
KBR, Inc.	4,308	131,265
Manpower, Inc.	2,312	145,101
Other Securities	107,567	4,005,094
		5,214,659
INFORMATION TECHNOLOGY (15.1%)
ANSYS, Inc.*	2,602	135,486
Atmel Corp.*	13,167	162,217
Avnet, Inc.*	4,389	144,969
Cree, Inc.*	3,115	205,247
Lam Research Corp.*	3,508	181,644
Riverbed Technology, Inc.*	4,171	146,694
Rovi Corp.*	3,085	191,301
Skyworks Solutions, Inc.*	5,197	148,790
Trimble Navigation Ltd.*	3,441	137,399
Other Securities	137,668	3,563,496
		5,017,243
MATERIALS (6.6%)
Albemarle Corp.	2,646	147,594
Lubrizol Corp.	1,908	203,927
Other Securities	54,439	1,836,113
		2,187,634
TELECOMMUNICATION SERVICES (0.8%)
Other Securities	15,090	251,899
UTILITIES (5.7%)
National Fuel Gas Co.	2,379	156,110
Other Securities	67,744	1,739,874
		1,895,984
TOTAL INDEXED ASSETS-COMMON STOCKS (Cost: $27,604,339) 96.5%		$32,111,976

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill (1)	AAA	0.16%	03/03/11	$200,000	$199,958
COMMERCIAL PAPER (2.4%)
General Electric Capital Corp.	A-1+	0.15	01/31/11	790,000	789,902
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $989,849) 3.0%					989,860
TEMPORARY CASH INVESTMENTS (2) (Cost: $157,800) 0.5%					157,800
TOTAL INVESTMENTS (Cost: $28,751,988) 100.0%					33,259,636
OTHER NET ASSETS 0.0% (3)					16,999
NET ASSETS 100.0%					$33,276,635

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (SMALL CAP VALUE FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2010

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.8%)
CPI Corp.	2,928	$66,026
Dillard's, Inc. Cl A	3,205	121,598
Pep Boys-Manny, Moe & Jack	3,827	51,397
Rent-A-Center, Inc.*	2,812	90,771
Wolverine World Wide, Inc.	1,832	58,404
Other Securities	6,627	104,629
		492,825
CONSUMER STAPLES (0.4%)
Other Securities	1,285	22,256
ENERGY (7.4%)
Brigham Exploration Co.*	3,971	108,170
Hornbeck Offshore Svcs., Inc.*	2,691	56,188
MarkWest Energy Partners LP	1,938	83,935
McMoRan Exploration Co.*	8,546	146,475
Other Securities	3,007	69,817
		464,585
FINANCIALS (34.8%)
Ashford Hospitality Trust, Inc.*	9,678	93,393
Aspen Insurance Hldgs. Ltd.	2,138	61,190
Brookline Bancorp, Inc.	5,478	59,436
Cash America Int'l., Inc.*	1,387	51,222
Colonial Properties Trust	3,031	54,710
Ellington Financial LLC*	3,926	87,314
FelCor Lodging Trust, Inc.*	7,427	52,286
Forest City Enterprises, Inc. Cl A*	4,194	69,998
Highwoods Properties, Inc.	1,830	58,286
Meadowbrook Insurance Group, Inc.	6,296	64,534
NewAlliance Bancshares, Inc.	4,512	67,590
Pennsylvania REIT	4,174	60,648
PHH Corp.*	2,281	52,805
ProAssurance Corp.*	1,041	63,085
Senior Housing Pptys. Trust	2,277	49,957
Signature Bank*	1,121	56,050
SVB Financial Group*	1,297	68,806
Westamerica Bancorporation	1,074	59,575
Other Securities***	69,881	1,056,267
		2,187,152
HEALTH CARE (4.4%)
Enzon Pharmaceuticals, Inc.*	8,551	104,066
Other Securities	24,716	174,442
		278,508
INDUSTRIALS (16.0%)
Actuant Corp. Cl A	2,505	66,683
Ameron International Corp.	1,208	92,255

	Shares	Value
COMMON STOCKS (CONTINUED):
INDUSTRIALS (CONTINUED)
AZZ, Inc.	1,264	$50,573
Encore Wire Corp.	2,584	64,807
Genesee & Wyoming, Inc. Cl A*	1,602	84,826
Kaydon Corp.	1,756	71,504
Miller Industries, Inc.	3,971	56,507
Mueller Industries, Inc.	2,531	82,764
Old Dominion Freight Line, Inc.*	2,746	87,845
Tutor Perini Corp.*	2,919	62,496
Other Securities	22,983	287,414
		1,007,674
INFORMATION TECHNOLOGY (8.6%)
Tibco Software, Inc.*	4,595	90,567
Other Securities	29,816	445,462
		536,029
MATERIALS (9.4%)
Crown Hldgs., Inc.*	4,346	145,069
Cytec Industries, Inc.	1,237	65,635
Kaiser Aluminum Corp.	1,745	87,407
Silgan Hldgs., Inc.	3,176	113,733
Taseko Mines Ltd.*	9,834	51,629
Other Securities	9,155	128,284
		591,757
TELECOMMUNICATION SERVICES (1.9%)
Consolidated Comms. Hldgs., Inc.	2,750	53,075
Syniverse Hldgs., Inc.*	1,634	50,409
Other Securities	1,677	18,615
		122,099
UTILITIES (4.8%)
Avista Corp.	2,818	63,461
Idacorp, Inc.	1,610	59,538
Unisource Energy Corp.	1,879	67,343
Other Securities	4,999	111,404
		301,746
TOTAL COMMON STOCKS (Cost: $4,845,525) 95.5%		6,004,631
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.4%)
Energy XXI (Bermuda) Ltd., 7.25%	89	26,411
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $8,900) 0.4%		$26,411

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (3.2%)
General Electric Capital Corp.	A-1+	0.15%	01/31/11	$200,000	$199,975
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $199,975) 3.2%					199,975
TOTAL INVESTMENTS (Cost: $5,054,400) 99.1%					6,231,017
OTHER NET ASSETS 0.9%					54,516
NET ASSETS 100.0%					$6,285,533

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (SMALL CAP GROWTH FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2010

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (15.3%)
California Pizza Kitchen, Inc.*	3,466	$59,892
Carter's, Inc.*	1,899	56,039
Deckers Outdoor Corp.*	971	77,428
Fossil, Inc.*	660	46,517
OfficeMax, Inc.*	5,181	91,704
Pinnacle Entertainment, Inc.*	5,571	78,105
Shutterfly, Inc.*	2,215	77,591
Steve Madden Ltd.*	1,043	43,514
Other Securities	23,906	347,075
		877,865
CONSUMER STAPLES (2.7%)
Pantry, Inc.*	2,612	51,874
TreeHouse Foods, Inc.*	833	42,558
Other Securities	2,093	61,209
		155,641
ENERGY (6.0%)
Brigham Exploration Co.*	4,074	110,972
Energy XXI (Bermuda) Ltd.*	2,043	56,530
Lufkin Industries, Inc.	719	44,858
McMoRan Exploration Co.*	5,930	101,640
Other Securities	688	29,797
		343,797
FINANCIALS (4.2%)
Signature Bank*	965	48,250
Stifel Financial Corp.*	689	42,746
Other Securities	5,133	147,303
		238,299
HEALTH CARE (17.0%)
Cyberonics, Inc.*	1,597	49,539
Enzon Pharmaceuticals, Inc.*	3,745	45,577
HMS Hldgs. Corp.*	854	55,314
IPC The Hospitalist Co.*	1,266	49,387
Neogen Corp.*	1,239	50,836
Salix Pharmaceuticals Ltd.*	1,405	65,979
Steris Corp.	1,602	58,409
Other Securities	45,005	604,290
		979,331
INDUSTRIALS (15.4%)
Genesee & Wyoming, Inc. Cl A*	1,047	55,439
Old Dominion Freight Line, Inc.*	1,587	50,768
RBC Bearings, Inc.*	1,188	46,427
Robbins & Myers, Inc.	1,717	61,434
Sun Hydraulics Corp.	1,534	57,985
Teledyne Technologies, Inc.*	1,089	47,883
Other Securities	31,209	564,246
		884,182

	Shares	Value
COMMON STOCKS (CONTINUED):
INFORMATION TECHNOLOGY (29.3%)
Adtran, Inc.	1,522	$55,112
Ariba, Inc.*	1,797	42,212
CommVault Systems, Inc.*	1,886	53,977
comScore, Inc.*	2,085	46,516
Forrester Research, Inc.*	1,551	54,735
Informatica Corp.*	2,197	96,734
LogMeIn, Inc.*	1,824	80,876
Mercury Computer Systems, Inc.*	2,883	52,990
Microsemi Corp.*	2,045	46,831
Parametric Technology Corp.*	3,364	75,791
Plexus Corp.*	2,030	62,808
Rackspace Hosting, Inc.*	1,377	43,252
RightNow Technologies, Inc.*	1,873	44,334
Riverbed Technology, Inc.*	2,323	81,700
Rogers Corp.*	1,184	45,288
Sourcefire, Inc.*	1,858	48,178
Tibco Software, Inc.*	2,563	50,517
Other Securities	45,173	699,038
		1,680,889
MATERIALS (6.4%)
Innophos Hldgs., Inc.	1,622	58,522
US Gold Corp.*	13,183	106,387
Other Securities	7,978	204,051
		368,960
TELECOMMUNICATION SERVICES (1.8%)
Consolidated Comms. Hldgs., Inc.	2,467	47,613
Syniverse Hldgs., Inc.*	1,787	55,129
		102,742
UTILITIES (0.4%)
Other Securities	532	24,722
TOTAL COMMON STOCKS (Cost: $4,090,398) 98.5%		5,656,428
TOTAL INVESTMENTS (Cost: $4,090,398) 98.5%		5,656,428
OTHER NET ASSETS 1.5%		85,013
NET ASSETS 100.0%		$5,741,441

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2010

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (32.1%)
U.S. Treasury Bond	AAA	3.50%	02/15/39	$2,000,000	$1,723,438
U.S. Treasury Note	AAA	1.00 - 3.25	12/31/11 - 11/30/17	12,200,000	12,471,053
U.S. Treasury Strip	AAA	0.00	02/15/17 - 11/15/24	10,500,000	7,990,701
					22,185,192
U.S. GOVERNMENT AGENCIES (32.9%)
MORTGAGE-BACKED OBLIGATIONS (32.9%)
FHARM	AAA	4.64 - 5.77	02/01/36 - 09/01/39	1,158,520	1,228,210
FHLMC	AAA	4.00 - 6.00	03/01/21 - 08/15/35	1,979,007	2,078,736
FNMA	AAA	4.00 - 8.00	09/01/16 - 12/25/49	16,200,875	17,254,380
GNMA (4)	AAA	3.50 - 7.00	10/16/27 - 11/15/39	1,757,853	1,826,495
Vendee Mortgage Trust (4)	AAA	5.25	01/15/32	328,676	357,175
					22,744,996
CORPORATE DEBT (33.8%)
CONSUMER DISCRETIONARY (4.9%)
Best Buy Co., Inc.	BBB-	6.75	07/15/13	250,000	276,544
Black & Decker Corp.	A	4.75	11/01/14	250,000	269,065
Home Depot, Inc.	BBB+	5.40	03/01/16	250,000	280,151
Johnson Controls, Inc.	BBB+	4.88	09/15/13	250,000	268,631
Kohl's Corp.	BBB+	7.38	10/15/11	500,000	525,368
Leggett & Platt, Inc.	BBB+	4.70	04/01/13	250,000	264,230
Whirlpool Corp.	BBB-	6.50	06/15/16	250,000	275,686
Other Securities				1,200,000	1,195,811
					3,355,486
CONSUMER STAPLES (2.4%)
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	283,646
Hershey Co.	A	4.85	08/15/15	250,000	272,798
Kraft Foods, Inc.	BBB-	5.25	10/01/13	250,000	273,301
Kroger Co.	BBB	4.95	01/15/15	250,000	270,027
Safeway, Inc.	BBB	3.95	08/15/20	300,000	284,085
Other Securities	BBB	3.95	08/15/20	250,000	246,569
					1,630,426
ENERGY (4.3%)
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	250,000	270,301
Noble Corp.	A-	7.50	03/15/19	250,000	299,940
Seariver Maritime, Inc.	AAA	0.00	09/01/12	1,000,000	961,776
Weatherford Int'l. Ltd.	BBB	5.50	02/15/16	250,000	265,276
Other Securities				1,150,000	1,196,793
					2,994,086
FINANCIALS (11.4%)
Ally Financial, Inc.	B	0.00	12/01/12	500,000	451,250
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	277,456
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	250,000	262,779
CNA Financial Corp.	BBB-	6.50	08/15/16	250,000	267,725
First Horizon National Corp.	BB+	4.50	05/15/13	500,000	504,777
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	513,277
General Electric Capital Corp.	AA+	5.45	01/15/13	500,000	537,700
HCP, Inc.	BBB	5.65	12/15/13	250,000	268,540
Health Care REIT, Inc.	BBB-	6.13	04/15/20	250,000	263,166

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
SUMMARY PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
December 31, 2010

	Rating**	Rate	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES (CONTINUED):
FINANCIALS (CONTINUED)
Odyssey Re Hldgs. Corp.	BBB-	6.88%	05/01/15	$250,000	$269,762
Pacific LifeCorp.†	BBB+	6.00	02/10/20	315,000	331,063
Protective Life Corp.	A-	7.38	10/15/19	310,000	335,613
Prudential Financial, Inc.	A	4.75	09/17/15	250,000	264,496
Travelers Cos., Inc.	A-	5.38	06/15/12	250,000	265,161
Other Securities				3,000,000	3,048,679
					7,861,444
HEALTH CARE (2.6%)
Allergan, Inc.	A+	5.75	04/01/16	250,000	284,787
Biogen Idec, Inc.	BBB+	6.88	03/01/18	250,000	281,840
Laboratory Corp. of America	BBB+	5.50	02/01/13	250,000	266,771
Wyeth	AA	5.50	03/15/13	250,000	273,344
Other Securities				700,000	699,279
					1,806,021
INDUSTRIALS (3.0%)
Avery Dennison Corp.	BBB	4.88	01/15/13	250,000	264,794
Southwest Airlines Co.	BBB	5.25	10/01/14	250,000	262,934
Union Pacific Corp.	BBB+	6.13	01/15/12	300,000	315,702
Other Securities				1,200,000	1,220,222
					2,063,652
INFORMATION TECHNOLOGY (0.7%)
Other Securities				500,000	502,544
MATERIALS (1.8%)
Lubrizol Corp.	BBB+	5.50	10/01/14	250,000	273,623
Other Securities				950,000	964,802
					1,238,425
TELECOMMUNICATION SERVICES (0.8%)
Alltel Corp.	A-	7.00	03/15/16	250,000	294,710
Other Securities				250,000	255,281
					549,991
UTILITIES (1.9%)
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	250,000	264,207
PPL Energy Supply LLC	BBB+	5.70	10/15/15	250,000	273,634
Progress Energy Enterprise	A	5.25	12/15/15	250,000	280,290
Other Securities				500,000	489,251
					1,307,382
TOTAL LONG-TERM DEBT SECURITIES (Cost: $65,459,206) 98.8%					68,239,645
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.4%)
General Electric Capital Corp.	A-1+	0.15	01/31/11	250,000	249,969
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $249,969) 0.4%					249,969
TEMPORARY CASH INVESTMENTS (2) (Cost: $36,500) 0.0% (3)					36,500
TOTAL INVESTMENTS (Cost: $65,745,675) 99.2%					68,526,114
OTHER NET ASSETS 0.8%					528,906
NET ASSETS 100.0%					$69,055,020

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
PORTFOLIO OF INVESTMENTS IN SECURITIES
December 31, 2010

	Rating**	Rate	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (8.9%)
U.S. Treasury Bill	AAA	0.14%	03/31/11	$4,000,000	$3,998,844
U.S. GOVERNMENT AGENCIES (20.8%)
FHLB	AAA	0.15	02/25/11	1,970,000	1,969,549
FHLB	AAA	0.17	02/04/11	524,000	523,918
FHLB	AAA	0.17	03/02/11	848,000	847,756
FHLB	AAA	0.17	02/02/11	2,100,000	2,099,673
FHLMC	AAA	0.15	02/22/11	420,000	419,917
FHLMC	AAA	0.16	02/28/11	1,910,000	1,909,671
FHLMC	AAA	0.17	02/07/11	500,000	499,909
FNMA	AAA	0.15	01/19/11	865,000	864,935
FNMA	AAA	0.17	02/01/11	235,000	234,966
					9,370,294
COMMERCIAL PAPER (70.3%)
Abbott Laboratories†	A-1+	0.16	01/25/11	1,200,000	1,199,872
Archer-Daniels-Midland Co.†	A-1	0.22	01/19/11	1,250,000	1,249,886
Bank of America Corp.	A-1	0.27	01/31/11	1,200,000	1,199,739
Becton, Dickinson & Co.	A-1+	0.18	01/26/11	1,200,000	1,199,850
Campbell Soup Co.†	A-1	0.17	01/03/11	1,200,000	1,199,989
Cargill, Inc.†	A-1	0.19	01/21/11	1,200,000	1,199,873
Chevron Funding Corp.	A-1+	0.16	01/05/11	1,200,000	1,199,979
Coca-Cola Co.†	A-1	0.19	01/14/11	1,250,000	1,249,914
Danaher Corp.	A-1	0.19	01/14/11	1,200,000	1,199,918
Disney (Walt) Co.†	A-1	0.17	02/07/11	880,000	879,846
Disney (Walt) Co.†	A-1	0.19	01/12/11	320,000	319,982
eBay, Inc.†	A-1	0.18	01/10/11	1,200,000	1,199,946
General Electric Capital Svcs.	A-1+	0.22	02/28/11	1,200,000	1,199,575
Google, Inc.†	A-1+	0.18	02/15/11	1,200,000	1,199,739
Grainger (W.W.), Inc.	A-1+	0.18	01/25/11	1,200,000	1,199,856
Hewlett-Packard Co.†	A-1	0.18	01/07/11	1,200,000	1,199,964
Int'l. Business Machines Corp.†	A-1	0.15	01/05/11	750,000	749,988
Int'l. Business Machines Corp.†	A-1	0.16	01/07/11	450,000	449,988
Johnson & Johnson†	A-1+	0.17	02/28/11	1,200,000	1,199,797
Madison Gas & Electric	A-1+	0.18	01/14/11	1,250,000	1,249,919
Medtronic, Inc.†	A-1+	0.17	01/10/11	250,000	249,989
National Rural Utilities	A-1	0.23	01/06/11	1,200,000	1,199,962
Nestle Capital Corp.†	A-1+	0.18	02/04/11	1,200,000	1,199,796
NetJets, Inc.†	A-1+	0.18	02/25/11	300,000	299,930
New Jersey Natural Gas	A-1	0.19	01/19/11	1,200,000	1,199,886
PepsiCo, Inc.†	A-1	0.17	02/14/11	760,000	759,842
PepsiCo, Inc.†	A-1	0.17	02/25/11	440,000	439,886
Praxair, Inc.	A-1	0.13	01/05/11	970,000	969,986
Procter & Gamble†	A-1+	0.19	01/31/11	1,200,000	1,199,810
Toyota Motor Credit Corp.	A-1+	0.22	02/08/11	450,000	449,895
Toyota Motor Credit Corp.	A-1+	0.22	03/01/11	750,000	749,730
Washington Gas Light Co.	A-1+	0.19	01/03/11	1,200,000	1,199,987
					31,666,319
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $45,034,880) 100.0%					45,035,457
TOTAL INVESTMENTS (Cost: $45,034,880) 100.0%					45,035,457
OTHER NET ASSETS 0.0% (3)					2,709
NET ASSETS 100.0%					$45,038,166

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FOOTNOTES TO SUMMARY PORTFOLIOS OF INVESTMENTS IN SECURITIES
December 31, 2010

Abbreviations:  FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association

  "Other Securities" represent securities in the respective category that individually, or in the aggregate by issuer, do not exceed 1% of net assets.

*  Non-income producing security.

**  Ratings as per Standard & Poors Corporation.

***  Includes a security fair valued in accordance with procedures established by the Funds' Board of Directors. This security is listed as a level 3 security in Note 1, fair value.

†  Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, the aggregate values of these securities and similar ones included in the Funds' "Other Securities" categories and their percentages of the respective Funds' net assets were as follows:

Fund	Aggregate Market Value	Percentage of Net Assets
ALL AMERICA FUND	$51,032	0.1%
SMALL CAP VALUE FUND	$39,741	0.6%
BOND FUND	$1,318,688	1.9%
MONEY MARKET FUND	$17,448,037	38.7%

(1)  This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of December 31, 2010, were as follows:

Fund	Number of Contracts	Contract Type	Purchased (P) or Sold (S)	Expiration Date	Underlying Face Amount at Value(a)	Unrealized Gain(Loss)	Face Value of Futures as a Percentage of Total Investments
ALL AMERICA FUND	9	E-mini S&P 500 Stock Index	P	March 2011	$563,850	$8,435	1.4%
EQUITY INDEX FUND	46	E-mini S&P 500 Stock Index	P	March 2011	$2,881,900	$45,252	5.7%
MID-CAP EQUITY INDEX FUND	13	E-mini S&P MidCap 400 Stock Index	P	March 2011	$1,176,890	$15,580	3.5%

(a)  Includes the cumulative appreciation (depreciation) of futures contracts, which is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statement of Assets and Liabilities. The Statements of Assets and Liabilities only include the current day's variation margin payable or receivable.

(2)  The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund's name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2010 was 0.15%.

(3)  Percentage is less than 0.05%.

(4)  U.S. Government guaranteed security.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2010

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
ASSETS:
Investments at market value (Notes 1 and 3) (Cost: All America Fund — $34,781,406 Equity Index Fund — $45,807,136 Mid-Cap Equity Index Fund — $28,751,988 Small Cap Value Fund — $5,054,400 Small Cap Growth Fund — $4,090,398 Bond Fund — $65,745,675 Money Market Fund — $45,034,880)	$39,713,092	$50,159,423	$33,259,636	$6,231,017
Cash	193,488	24	5	61,314
Interest and dividends receivable	40,411	56,290	25,349	4,087
Receivable for securities sold	1,432	—	—	1,881
TOTAL ASSETS	39,948,423	50,215,737	33,284,990	6,298,299
LIABILITIES:
Payable for securities purchased	7,003	—	—	12,598
Payable for daily variation on futures contracts	675	3,450	8,190	—
Accrued expenses	695	185	165	168
TOTAL LIABILITIES	8,373	3,635	8,355	12,766
NET ASSETS	$39,940,050	$50,212,102	$33,276,635	$6,285,533
SHARES OUTSTANDING (Note 4)	4,236,529	5,693,920	3,013,388	611,839
NET ASSET VALUE PER SHARE	$9.43	$8.82	$11.04	$10.27
COMPONENTS OF NET ASSETS:
Paid-in capital	$40,656,212	$47,392,965	$30,233,298	$5,792,058
Accumulated undistributed net investment income (loss)	104,090	427,780	—	—
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(5,760,373)	(2,006,182)	(1,479,891)	(683,143)
Net unrealized appreciation (depreciation) of investments and futures contracts	4,940,121	4,397,539	4,523,228	1,176,618
NET ASSETS	$39,940,050	$50,212,102	$33,276,635	$6,285,533

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund	Bond Fund	Money Market Fund
ASSETS:
Investments at market value (Notes 1 and 3) (Cost: All America Fund — $34,781,406 Equity Index Fund — $45,807,136 Mid-Cap Equity Index Fund — $28,751,988 Small Cap Value Fund — $5,054,400 Small Cap Growth Fund — $4,090,398 Bond Fund — $65,745,675 Money Market Fund — $45,034,880)	$5,656,428	$68,526,114	$45,035,457
Cash	84,319	8	2,897
Interest and dividends receivable	1,022	505,990	—
Receivable for securities sold	—	23,842	—
TOTAL ASSETS	5,741,769	69,055,954	45,038,354
LIABILITIES:
Payable for securities purchased	101	—	—
Payable for daily variation on futures contracts	—	—	—
Accrued expenses	227	934	188
TOTAL LIABILITIES	328	934	188
NET ASSETS	$5,741,441	$69,055,020	$45,038,166
SHARES OUTSTANDING (Note 4)	516,992	6,889,665	4,279,557
NET ASSET VALUE PER SHARE	$11.11	$10.02	$10.52
COMPONENTS OF NET ASSETS:
Paid-in capital	$4,947,060	$67,509,613	$45,035,973
Accumulated undistributed net investment income (loss)	5	48,160	1,568
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(771,653)	(1,283,192)	48
Net unrealized appreciation (depreciation) of investments and futures contracts	1,566,029	2,780,439	577
NET ASSETS	$5,741,441	$69,055,020	$45,038,166

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2010

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
INVESTMENT INCOME:
Dividends	$682,146	$886,012	$456,578	$93,611
Interest	2,158	2,692	2,309	322
Total investment income	684,304	888,704	458,887	93,933
EXPENSES (Note 2):
Advisory expenses	195,816	56,154	42,466	43,127
Other operating expenses:
Independent directors' fees and expenses	23,594	35,385	26,757	2,687
Custodian expenses	45,913	41,995	36,925	6,198
Accounting and recordkeeping expenses	40,186	60,270	45,574	4,576
Transfer agent fees	20,575	30,858	23,334	2,343
Registration fees and expenses	13,565	20,344	15,383	1,545
Audit	13,753	20,627	15,597	1,566
Shareholder reports	6,004	9,005	6,809	684
Administrative	24,442	36,657	27,718	2,783
Legal and Compliance	37,204	55,797	42,192	4,237
Other	6,426	9,635	7,286	731
Total operating expenses	231,662	320,573	247,575	27,350
Total expenses before reimbursement	427,478	376,727	290,041	70,477
Fee waiver and expense reimbursement (Note 2)	(65,087)	(320,573)	(247,575)	(6,729)
Net Expenses	362,391	56,154	42,466	63,748
Net Investment Income (Loss) (Note 1)	321,913	832,550	416,421	30,185
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on:
Investment securities	49,200	102,501	2,654,953	306,100
Futures contracts	(50,847)	114,302	208,979	—
	(1,647)	216,803	2,863,932	306,100
Change in net unrealized appreciation (depreciation) of:
Investment securities	6,092,174	5,492,298	6,723,903	884,753
Futures contracts	(3,485)	32,215	(52,900)	—
	6,088,689	5,524,513	6,671,003	884,753
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	6,087,042	5,741,316	9,534,935	1,190,853
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,408,955	$6,573,866	$9,951,356	$1,221,038

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund	Bond Fund	Money Market Fund
INVESTMENT INCOME:
Dividends	$28,701	$—	$—
Interest	294	2,628,565	86,177
Total investment income	28,995	2,628,565	86,177
EXPENSES (Note 2):
Advisory expenses	37,720	289,645	101,002
Other operating expenses:
Independent directors' fees and expenses	2,144	43,185	39,674
Custodian expenses	6,832	18,055	12,978
Accounting and recordkeeping expenses	3,652	73,555	67,575
Transfer agent fees	1,870	37,660	34,598
Registration fees and expenses	1,233	24,828	22,809
Audit	1,250	25,173	23,127
Shareholder reports	546	10,990	10,096
Administrative	2,221	44,737	41,100
Legal and Compliance	3,381	68,097	62,560
Other	582	11,762	10,804
Total operating expenses	23,711	358,042	325,321
Total expenses before reimbursement	61,431	647,687	426,323
Fee waiver and expense reimbursement (Note 2)	(5,847)	(89,198)	(347,249)
Net Expenses	55,584	558,489	79,074
Net Investment Income (Loss) (Note 1)	(26,589)	2,070,076	7,103
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (Note 1):
Net realized gain (loss) on:
Investment securities	281,611	183,375	945
Futures contracts	—	—	—
	281,611	183,375	945
Change in net unrealized appreciation (depreciation) of:
Investment securities	1,042,486	1,426,040	(1,043)
Futures contracts	—	—	—
	1,042,486	1,426,040	(1,043)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS	1,324,097	1,609,415	(98)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,297,508	$3,679,491	$7,005

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	All America Fund		Equity Index Fund		Mid-Cap Equity Index Fund		Small Cap Value Fund
	2010	2009	2010	2009	2010	2009	2010	2009
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$321,913	$609,686	$832,550	$831,447	$416,421	$557,804	$30,185	$46,516
Net realized gain (loss) on investments and futures contracts	(1,647)	(1,686,852)	216,803	47,454	2,863,932	280,418	306,100	(261,815)
Change in net unrealized appreciation (depreciation) of investments and futures contracts	6,088,689	10,328,401	5,524,513	9,021,322	6,671,003	11,105,072	884,753	1,178,296
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6,408,955	9,251,235	6,573,866	9,900,223	9,951,356	11,943,294	1,221,038	962,997
LESS: DIVIDEND DISTRIBUTIONS (NOTE 6):
From net investment income	(511,591)	(692,596)	(833,562)	(891,176)	(377,493)	(544,471)	(32,553)	(43,083)
From capital gains	—	—	—	—	(4,054,610)	—	—	—
Return of capital	—	—	—	—	—	—	—	(1,369)
Total distributions	(511,591)	(692,596)	(833,562)	(891,176)	(4,432,103)	(544,471)	(32,553)	(44,452)
CAPITAL TRANSACTIONS:
Proceeds from the sale of shares	8,000	8,913	4,277,746	2,553,411	15,624,800	744,716	731,772	309,790
Dividend reinvestments	507,326	688,261	811,557	869,699	2,859,600	541,286	32,552	44,452
Cost of shares redeemed	(12,004,543)	(188,169)	(7,805,057)	(1,198,789)	(34,982,151)	(603,719)	—	(11,560)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	(11,489,217)	509,005	(2,715,754)	2,224,321	(16,497,751)	682,283	764,324	342,682
NET INCREASE (DECREASE) IN NET ASSETS	(5,591,853)	9,067,644	3,024,550	11,233,368	(10,978,498)	12,081,106	1,952,809	1,261,227
NET ASSETS, BEGINNING OF YEAR	45,531,903	36,464,259	47,187,552	35,954,184	44,255,133	32,174,027	4,332,724	3,071,497
NET ASSETS, END OF YEAR	$39,940,050	$45,531,903	$50,212,102	$47,187,552	$33,276,635	$44,255,133	$6,285,533	$4,332,724
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$104,090	$292,581	$427,780	$437,028	$—	$—	$—	$—
OTHER INFORMATION:
Capital shares outstanding at beginning of year	5,577,500	5,504,562	6,018,889	5,659,162	4,552,247	4,472,218	527,781	478,949
Shares issued	935	1,173	530,245	391,282	1,502,023	90,536	80,498	44,792
Shares issued as reinvestment of dividends	64,187	98,045	109,284	129,219	263,178	62,345	3,560	6,030
Shares redeemed	(1,406,093)	(26,280)	(964,498)	(160,774)	(3,304,060)	(72,852)	—	(1,990)
Net increase (decrease)	(1,340,971)	72,938	(324,969)	359,727	(1,538,859)	80,029	84,058	48,832
Capital shares outstanding at end of year	4,236,529	5,577,500	5,693,920	6,018,889	3,013,388	4,552,247	611,839	527,781

The accompanying notes are an integral part of these financial statements.

	Small Cap Growth Fund		Bond Fund		Money Market Fund
	2010	2009	2010	2009	2010	2009
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income (loss)	$(26,589)	$(5,369)	$2,070,076	$2,404,817	$7,103	$69,640
Net realized gain (loss) on investments and futures contracts	281,611	(273,465)	183,375	81,112	945	(893)
Change in net unrealized appreciation (depreciation) of investments and futures contracts	1,042,486	1,071,027	1,426,040	2,426,550	(1,043)	(15,460)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,297,508	792,193	3,679,491	4,912,479	7,005	53,287
LESS: DIVIDEND DISTRIBUTIONS (NOTE 6):
From net investment income	—	—	(2,060,111)	(2,413,598)	(7,963)	(90,312)
From capital gains	—	—	—	—	—	(9,646)
Return of capital	—	(4,871)	—	—	—	—
Total distributions	—	(4,871)	(2,060,111)	(2,413,598)	(7,963)	(99,958)
CAPITAL TRANSACTIONS:
Proceeds from the sale of shares	731,772	300,000	6,917,898	5,208,721	7,986,153	23,102,269
Dividend reinvestments	—	4,871	2,013,119	2,353,289	7,954	99,915
Cost of shares redeemed	(18,840)	(6,500)	(2,226,205)	(740,514)	(17,404,712)	(53,616,532)
NET INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS	712,932	298,371	6,704,812	6,821,496	(9,410,605)	(30,414,348)
NET INCREASE (DECREASE) IN NET ASSETS	2,010,440	1,085,693	8,324,192	9,320,377	(9,411,563)	(30,461,019)
NET ASSETS, BEGINNING OF YEAR	3,731,001	2,645,308	60,730,828	51,410,451	54,449,729	84,910,748
NET ASSETS, END OF YEAR	$5,741,441	$3,731,001	$69,055,020	$60,730,828	$45,038,166	$54,449,729
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	$5	$5	$48,160	$38,196	$1,568	$2,428
OTHER INFORMATION:
Capital shares outstanding at beginning of year	441,596	399,873	6,228,893	5,531,665	5,173,746	8,062,304
Shares issued	77,491	42,196	683,262	527,792	758,816	2,193,443
Shares issued as reinvestment of dividends	—	577	200,190	244,008	756	9,491
Shares redeemed	(2,095)	(1,050)	(222,680)	(74,572)	(1,653,761)	(5,091,492)
Net increase (decrease)	75,396	41,723	660,772	697,228	(894,189)	(2,888,558)
Capital shares outstanding at end of year	516,992	441,596	6,889,665	6,228,893	4,279,557	5,173,746

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FINANCIAL HIGHLIGHTS

Income from investment operations and distributions per share for a Fund share outstanding throughout the the five years ended December 31, 2010 (or since the fund's inception date if in existence less than five years) and other supplementary data with respect to each Fund are presented below and in the pages following:

	All America Fund					Equity Index Fund
	Years Ended December 31,					Years Ended December 31,
Selected Per Share and Supplementary Data:	2010	2009	2008	2007	2006	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$8.16	$6.62	$10.39	$10.80	$9.75	$7.84	$6.35	$10.20	$10.26	$9.04
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.09	0.11	0.15	0.16	0.14	0.16	0.13	0.18	0.21	0.17
Net Realized or Unrealized Gains (or Losses) on Securities	1.30	1.56	(3.84)	0.34	1.36	0.97	1.51	(3.94)	0.39	1.22
Total From Investment Operations	1.39	1.67	(3.69)	0.50	1.50	1.13	1.64	(3.76)	0.60	1.39
Less Distributions: Dividends (From Net Investment Income)	(0.12)	(0.13)	(0.07)	(0.15)	(0.14)	(0.15)	(0.15)	(0.09)	(0.19)	(0.17)
Distributions (From Capital Gains)	—	—	(0.01)	(0.76)	(0.31)	—	—	—	(0.47)	—
Total Distributions	(0.12)	(0.13)	(0.08)	(0.91)	(0.45)	(0.15)	(0.15)	(0.09)	(0.66)	(0.17)
Net Asset Value, End of Period	$9.43	$8.16	$6.62	$10.39	$10.80	$8.82	$7.84	$6.35	$10.20	$10.26
Total Return (%)(a)	17.28	25.45	(35.72)	4.62	15.56	14.83	26.15	(37.05)	5.74	15.61
Net Assets End of Period (in millions)	39.9	45.5	36.5	57.9	68.3	50.2	47.2	36.0	54.6	77.9
Ratio of Net Income/(Loss) to Average Net Assets (%)	0.82	1.58	1.73	1.43	1.43	1.85	2.11	2.17	1.95	1.90
Ratio of Expenses to Average Net Assets (%)	1.09	0.89	0.86	0.79	0.82	0.84	0.52	0.49	0.41	0.44
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.93	0.50	0.50	0.50	0.50	0.13	0.13	0.13	0.13	0.12
Portfolio Turnover Rate (%)(b)	24.65	25.48	28.08	28.36	27.29	11.89	4.31	4.62	4.44	3.21

(a)  Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)  Portfolio turnover rate excludes all short-term securities.

(c)  For the period May 1, 2007 (commencement of operations) to December 31, 2007.

(d)  Annualized.

(e)  Not annualized

(f)  Includes $0.01 of tax-basis return of capital distributions.

(g)  Represents tax-basis return of capital distributions.

(h)  Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(i)  Includes less than $0.005 of tax-basis return of capital distributions.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

	Mid-Cap Equity Index Fund
	Years Ended December 31,
Selected Per Share and Supplementary Data:	2010	2009	2008		2007	2006
Net Asset Value, Beginning of Period	$9.72	$7.19	$11.83		$12.20	$12.32
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.12	0.12	0.16		0.20	0.20
Net Realized or Unrealized Gains (or Losses) on Securities	2.38	2.53	(4.38)		0.76	1.06
Total From Investment Operations	2.50	2.65	(4.22)		0.96	1.26
Less Distributions: Dividends (From Net Investment Income)	(0.11)	(0.12)	(0.09	)(f)	(0.19)	(0.21)
Distributions (From Capital Gains)	(1.07)	—	(0.33)		(1.14)	(1.17)
Total Distributions	(1.18)	(0.12)	(0.42)		(1.33)	(1.38)
Net Asset Value, End of Period	$11.04	$9.72	$7.19		$11.83	$12.20
Total Return (%)(a)	26.29	37.01	(36.19)		7.80	10.32
Net Assets End of Period (in millions)	33.3	44.3	32.2		50.5	49.9
Ratio of Net Income/(Loss) to Average Net Assets (%)	1.22	1.54	1.56		1.57	1.51
Ratio of Expenses to Average Net Assets (%)	0.85	0.52	0.49		0.41	0.44
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.13	0.13	0.13		0.13	0.12
Portfolio Turnover Rate (%)(b)	61.15	15.16	17.47		22.53	26.07

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
FINANCIAL HIGHLIGHTS (Continued)

	Small Cap Value Fund							Small Cap Growth Fund
	Year Ended December 31,					Period Ended December 31,		Year Ended December 31,					Period Ended December 31,
Selected Per Share and Supplementary Data:	2010	2009		2008		2007(c)		2010	2009		2008		2007(c)
Net Asset Value, Beginning of Period	$8.21	$6.41		$8.92		$10.00		$8.45	$6.62		$9.97		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.05	0.09		0.10		0.05		(0.05)	(0.01)		—		(0.01)
Net Realized or Unrealized Gains (or Losses) on Securities	2.06	1.80		(2.52)		(1.00)		2.71	1.85		(3.34)		0.02
Total From Investment Operations	2.11	1.89		(2.42)		(0.95)		2.66	1.84		(3.34)		0.01
Less Distributions: Dividends (From Net Investment Income)	(0.05)	(0.09	)(i)	(0.09	)(f)	(0.05)		—	(0.01	)(g)	(0.01	)(g)	(0.01)
Distributions (From Capital Gains)	—	—		—		(0.08)		—	—		—		(0.03)
Total Distributions	(0.05)	(0.09)		(0.09)		(0.13)		—	(0.01)		(0.01)		(0.04)
Net Asset Value, End of Period	$10.27	$8.21		$6.41		$8.92		$11.11	$8.45		$6.62		$9.97
Total Return (%)(a)	25.89	29.52		(27.13)		(9.52	)(e)	31.44	27.88		(33.52)		0.10	(e)
Net Assets End of Period (in millions)	6.3	4.3		3.1		4.0		5.7	3.7		2.6		3.8
Ratio of Net Income/(Loss) to Average Net Assets (%)	0.59	1.34		1.27		1.03	(d)	(0.60)	(0.18)		0.03		(0.22	)(d)
Ratio of Expenses to Average Net Assets (%)	1.38	1.24		1.21		1.29	(d)	1.38	1.24		1.21		1.30	(d)
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	1.25	0.85		0.85		0.87	(d)	1.25	0.85		0.85		0.88	(d)
Portfolio Turnover Rate (%)(b)	41.55	37.74		58.20		60.85	(e)	55.98	93.65		93.02		68.66	(e)

(a)  Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2).

(b)  Portfolio turnover rate excludes all short-term securities.

(c)  For the period May 1, 2007 (commencement of operations) to December 31, 2007.

(d)  Annualized.

(e)  Not annualized

(f)  Includes $0.01 of tax-basis return of capital distributions.

(g)  Represents tax-basis return of capital distributions.

(h)  Ratio of expenses to average net assets after expense reimbursement would have been 0.20% absent the September 2009 investment management fee waiver described in Note 2 to the financial statements.

(i)  Includes less than $0.005 of tax-basis return of capital distributions.

NA = Not Applicable.

The accompanying notes are an integral part of these financial statements.

	Bond Fund					Money Market Fund
	Years Ended December 31,					Years Ended December 31,
Selected Per Share and Supplementary Data:	2010	2009	2008	2007	2006	2010		2009	2008	2007	2006
Net Asset Value, Beginning of Period	$9.75	$9.29	$9.46	$9.27	$9.26	$10.52		$10.53	$10.55	$10.54	$10.54
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income (Loss)	0.32	0.41	0.46	0.41	0.39	—		0.01	0.25	0.53	0.51
Net Realized or Unrealized Gains (or Losses) on Securities	0.27	0.46	(0.17)	0.20	(0.01)	—		(0.01)	—	—	—
Total From Investment Operations	0.59	0.87	0.29	0.61	0.38	—		—	0.25	0.53	0.51
Less Distributions: Dividends (From Net Investment Income)	(0.32)	(0.41)	(0.46)	(0.42)	(0.37)	—		(0.01)	(0.26)	(0.52)	(0.51)
Distributions (From Capital Gains)	—	—	—	—	—	—		—	(0.01)	—	—
Total Distributions	(0.32)	(0.41)	(0.46)	(0.42)	(0.37)	—		(0.01)	(0.27)	(0.52)	(0.51)
Net Asset Value, End of Period	$10.02	$9.75	$9.29	$9.46	$9.27	$10.52		$10.52	$10.53	$10.55	$10.54
Total Return (%)(a)	6.06	9.46	3.25	6.67	4.26	0.01		0.07	2.46	5.12	4.91
Net Assets End of Period (in millions)	69.1	60.7	51.4	50.3	67.3	45.0		54.4	84.9	94.8	88.5
Ratio of Net Income/(Loss) to Average Net Assets (%)	3.21	4.35	4.86	4.55	4.30	0.01		0.10	2.35	4.99	4.82
Ratio of Expenses to Average Net Assets (%)	1.00	0.84	0.81	0.74	0.77	0.84		0.57	0.56	0.48	0.52
Ratio of Expenses to Average Net Assets After Expense Reimbursement (%)	0.87	0.45	0.45	0.45	0.45	0.16	(h)	0.18 (h)	0.20	0.20	0.20
Portfolio Turnover Rate (%)(b)	21.48	27.04	8.03	26.15	16.83	N/A		NA	NA	NA	NA

The accompanying notes are an integral part of these financial statements.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

Mutual of America Institutional Funds, Inc. (the "Investment Company") was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, commonly known as a "mutual fund." At December 31, 2010, it had seven series of capital stock outstanding, each series representing respective shares of the All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund and Money Market Fund (collectively, "the Funds"). Each Fund has its own investment objective and policies. Shares of the Funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities Corporation, a registered broker-dealer and affiliate of the Investment Company's investment management adviser, Mutual of America Capital Management Corporation (the "Adviser"). The Investment Company is designed primarily as an investment vehicle for institutional investors, such as endowments, foundations, corporations, municipalities and other public entities.

The All America Fund and Bond Fund commenced operations on May 1, 1996. The Money Market Fund commenced operations on May 1, 1997, the Equity Index Fund commenced operations on May 3, 1999, and the Mid-Cap Equity Index Fund commenced operations on September 1, 2000. The Small Cap Value and Small Cap Growth Funds commenced operations on May 1, 2007.

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results, however, may differ from those estimates.

The following is a summary of the significant accounting policies consistently followed by the Investment Company, which are in conformity with U.S. generally accepted accounting principles ("GAAP"):

Fair Value — The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•  Level 1 — quoted prices in active markets for identical securities.

•  Level 2 — other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of December 31, 2010, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2. In addition, certain Rule 144A securities not actively traded were considered Level 3. Fair value inputs for all debt securities were considered Level 2. The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

The following is a summary of the inputs used to value the Funds' investments and other financial instruments as of December 31, 2010, by fair value input hierarchy:

Fund	Level 1 — Quoted Prices	Level 2 — Significant Observable Inputs	Level 3 — Significant Unobservable Inputs		Total
Investments at Market Value: (See Portfolios of Investments for More Details)
All America Fund
Common Stock-Indexed	$20,080,127	—	—		$20,080,127
Common Stock-Active	$18,793,247	—	$51,032	(1)	$18,844,279
Convertible Preferred Stock	$29,675	—	—		$29,675
Short-Term Debt	—	$649,911	—		$649,911
Temporary Cash Investments	—	$109,100	—		$109,100
	$38,903,049	$759,011	$51,032		$39,713,092
Equity Index Fund
Common Stock	$47,796,705	—	—		$47,796,705
Short-Term Debt Securities	—	$2,299,718	—		$2,299,718
Temporary Cash Investments	—	$63,000	—		$63,000
	$47,796,705	$2,362,718	—		$50,159,423
Mid-Cap Equity Index Fund
Common Stock	$32,111,976	—	—		$32,111,976
Short-Term Debt Securities	—	$989,860	—		$989,860
Temporary Cash Investments	—	$157,800	—		$157,800
	$32,111,976	$1,147,660	—		$33,259,636
Small Cap Value Fund
Common Stock	$5,964,890	—	$39,741	(1)	$6,004,631
Convertible Preferred Stock	$26,411	—	—		$26,411
Short-Term Debt Securities	—	$199,975	—		$199,975
	$5,991,301	$199,975	$39,741		$6,231,017
Small Cap Growth Fund
Common Stock	$5,656,428	—	—		$5,656,428
Bond Fund
U.S. Government Debt	—	$22,185,192	—		$22,185,192
U.S. Agency Residential Mortgage-Backed Obligations	—	$22,744,996	—		$22,744,996
Corporate Debt	—	$23,309,457	—		$23,309,457
Short-Term Debt Securities	—	$249,969	—		$249,969
Temporary Cash Investments	—	$36,500	—		$36,500
	—	$68,526,114	—		$68,526,114
Money Market Fund
U.S. Government Debt	—	$3,998,844	—		$3,998,844
U.S. Government Agency Short-Term Debt	—	$9,370,294	—		$9,370,294
Commercial Paper	—	$31,666,319	—		$31,666,319
	—	$45,035,457	—		$45,035,457
Other Financial Instruments:*
All America Fund	$8,435	—	—		$8,435
Equity Index Fund	$45,252	—	—		$45,252
Mid-Cap Equity Index Fund	$15,580	—	—		$15,580

*  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

(1)  Includes security issued by NBH Holdings. Co. included in "Other Securities" in the Financials section of the active asset segment of the All America Fund. This security is also included in a similar section of the Small Cap Value Fund.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) for the Year Ended December 31, 2010
	Balance December 31, 2009	Change in Unrealized Gains (Losses)(a)	Transfers Into Level 3	Transfers Out of Level 3(b)	Balance December 31, 2010	Net Change in Unrealized Gains/(Losses) of Level 3 Assets Held as of December 31, 2010 Included in Statement of Operations
All America Fund — Active Common Stock	$120,994	$(1,962)	—	$68,000	$51,032	$(1,309)
Small Cap Value Fund — Common Stock	$75,270	$(1,529)	—	$34,000	$39,741	$(1,019)

(a)  Unrealized gains and losses on Level 3 securities are included in Change in Net Unrealized Appreciation (Depreciation) of Investments in the Statements of Operations

(b)  Reflect transfers into Level 1 as a result of a security beginning to trade on national exchanges upon its initial public offering.

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2010-06, "Improving Disclosures About Fair Value Measurements." The ASU clarifies existing disclosure and requires additional disclosure regarding fair value measurements. The above disclosure reflects the additional requirements of ASU No. 2010-06.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the price provided by the pricing source is not based on a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company. The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3 above. The Adviser's valuation is primarily based on information regarding the specific equity issuer, such as financial statements, the relationship of per-share book value to the last trade price and operating information. The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out ("FIFO") basis.

Futures Contracts — The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed asset portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6%

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities. Futures contracts are valued at the settlement price established each day by the exchange on which they are traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or deprecation of futures contracts is recorded in the Statement of Operations. When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding.

The "Underlying Face Amount at Value" (appearing in the "Notes to the Summary Portfolios of Investments in Securities"), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund's exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the year ended December 31, 2010, the Equity Index Fund, Mid-Cap Equity Index Fund and the All America Fund purchased futures contracts with total principal amounts of $16,441,628, $12,571,105 and $11,564,658, respectively.

Investment Income — Interest income, accretion of discount and amortization of premium are recorded on an accrual basis using the effective interest method. A debt obligation may cease accrual of income and result in a reduction to interest income when the collection of all or a portion of current and past due interest is in doubt. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

Expenses — Each of the funds of the Investment Company is charged for those expenses which can be directly attributed to a fund's operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

Distributions to Shareholders ("Dividends") — Distributions to shareholders are recorded on the ex-dividend date. It is the Investment Company's policy to make semi-annual distributions of its net investment income and annual distributions of net realized gains, if any, in accordance with Federal income tax regulations, which may differ from GAAP. Accordingly, periodic reclassifications are made within the Funds' capital accounts to reflect income and gains available for distribution under income tax regulations. These reclassifications have no impact on net assets.

Federal Income Taxes — Each of the Investment Company's funds intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

GAAP requires the evaluation of tax positions taken in the course of preparing a fund's tax return to determine whether it is "more-likely-than-not" that tax positions taken in the fund's tax return will be ultimately sustained, and, if not, a tax liability and expense is recorded.

As of December 31, 2010, management has evaluated the tax positions taken on the Funds' tax returns for all open tax years and has concluded that no tax provision is required in any of the Funds' financial statements. Each Fund's federal and state income, franchise and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (CONTINUED)

At December 31, 2010, the Funds had the following capital loss carryforwards to offset net capital gains, to the extent provided by Federal income tax regulations, which if unused will expire on the dates noted. In addition, the Small Cap Value Fund generated a post-October 2010 net capital loss of $3,680, which if unused will expire on December 31, 2019.

Expiring on December 31	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
2010	$0	$0	$0	$0
2011	0	0	0	0
2012	0	0	0	0
2013	0	0	0	0
2014	0	0	0	0
2015	0	0	0	0
2016	2,593,594	1,162,879	0	332,494
2017	2,440,559	113,774	0	336,062
2018	0	0	0	0
Total	$5,034,153	$1,276,653	$0	$668,556

Expiring on December 31	Small Cap Growth Fund	Bond Fund	Money Market Fund
2010	$0	$0	$0
2011	0	1,069,130	0
2012	0	0	0
2013	0	24,447	0
2014	0	189,614	0
2015	0	0	0
2016	216,252	0	0
2017	547,656	0	0
2018	0	0	0
Total	$763,908	$1,283,191	$0

The Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds' fiscal year ending December 31, 2011.

Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

2. EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

The Investment Company has an Investment Advisory agreement with the Adviser, an indirect wholly-owned subsidiary of Mutual of America Life. Each fund accrues a fee payable to the Adviser for investment management services that the Adviser provides to the Investment Company. The fee is calculated as a daily charge, at annual rates of .85%, of the value of the net assets for the Small Cap Value and Small Cap Growth Funds, .50% of the value of the net assets for the All America Fund, .125% of the value of the net assets for the Equity Index and Mid-Cap Equity Index Funds, .45% of the value of the net assets for the Bond Fund and .20% of the value of the net assets for the Money Market Fund. Effective September 3, 2009, the Adviser to the Money Market Fund agreed to waive as much of its fee (and reimburse the Fund's operating expenses) as necessary in order to cause the cumulative monthly total investment return, net of fees and expenses, to be no less than zero. Accordingly, during the year ended December 31, 2010, the Adviser's fee for the Money Market Fund ranged from .05% to .20%.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

2. EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Under a Sub-Advisory Agreement for the All America Fund, through July 27, 2005 the Adviser delegated investment advisory responsibilities to a subadviser responsible for providing management services for a portion of the Fund's assets. The Adviser (not the Fund) was responsible for compensation payable under such Sub-Advisory Agreement.

The Adviser's contractual expense limitation agreement, effective April 1, 2002, which limited each fund's total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to its respective investment management fee, remained in effect through April 30, 2010. Effective May 1, 2010, a new expense limitation agreement went into effect. The new agreement only limits the Equity Index and Mid-Cap Equity Index Funds' total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to their respective investment management fee. The other funds' expenses are not limited. However, the Money Market Fund's total fees and expenses are subject to the September 3, 2009 limitation outlined above until such time as it is revoked. As a result, during the year ended December 31, 2010, all of the Money Market Fund's operating expenses, other than the investment management fee, were reimbursed by the Adviser. The May 1, 2010 expense limitation agreement will continue into successive calendar years unless the Adviser gives two weeks advance notice before the beginning of a calendar year to terminate the agreement.

The Investment Company has an Investment Accounting Agreement with the Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and recordkeeping agent for the funds and to calculate the net asset values of the funds. The compensation paid by the funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

3. INVESTMENTS

The cost of investment purchases and proceeds from sales of investments, excluding short-term investments, U.S. Government Securities and futures contracts, for the year ended December 31, 2010 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	$9,185,065	$5,079,630	$19,440,646	$2,696,752
Proceeds from sales of investments	$19,785,266	$8,064,093	$38,457,407	$1,964,647

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	$2,984,719	$2,424,408	$—
Proceeds from sales of investments	$2,330,014	$13,184,005	$—

The cost of investment purchases and proceeds from sales of U.S. Government (excluding short-term) securities were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Cost of investment purchases	$—	$—	$—	$—
Proceeds from sales of investments	$—	$—	$—	$—

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Cost of investment purchases	$—	$17,553,228	$—
Proceeds from sales of investments	$—	$477,076	$—

For the Money Market Fund the cost of short-term securities, including U.S. Government Securities, purchased was $615,248,819; net proceeds from sales were $624,716,631.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

3. INVESTMENTS (CONTINUED)

The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at December 31, 2010 for each of the Funds were as follows. Differences with amounts reflected in the Statements of Assets and Liabilities arise principally from wash sales and the tax treatment of distributions from Real Estate Investment Trusts (REITs).

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$8,168,556	$9,701,842	$5,217,883	$1,361,552
Unrealized Depreciation	(3,993,810)	(6,091,320)	(2,525,817)	(195,842)
Net	$4,174,746	$3,610,522	$2,692,066	$1,165,710
Tax Cost of Investments	$35,538,346	$46,548,901	$30,567,570	$5,065,307

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$1,617,529	$3,037,264	$582
Unrealized Depreciation	(59,239)	(256,826)	(9)
Net	$1,558,290	$2,780,438	$573
Tax Cost of Investments	$4,098,138	$65,745,676	$45,034,884

4. CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

At December 31, 2010, one billion shares of common stock (par value of $.01 per share) had been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, 15 million shares each to the Equity Index, Bond and Money Market Funds, and 10 million shares each to the Small Cap Value, Small Cap Growth and Mid-Cap Equity Index Funds.

As of December 31, 2010, Mutual of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders of the following percentage of each fund's outstanding shares:

All America Fund	56%
Equity Index Fund	0%
Mid-Cap Equity Index Fund	0%
Small Cap Value Fund	34%
Small Cap Growth	39%
Bond Fund	11%
Money Market Fund	2%

5. FUND OWNERSHIP

In addition to the affiliated ownership as described in Note 4 above, other beneficial ownerships (shareholders owning five percent or more of a fund's outstanding shares) at December 31, 2010 were as follows:

All America Fund: one shareholder owning 25%.

Equity Index Fund: two shareholders owning 66% and 10% respectively.

Mid-Cap Equity Index Fund: three shareholders owning 43%, 34% and 13%, respectively.

Small Cap Value Fund: one shareholder owning 54%.

Small Cap Growth Fund: one shareholder owning 50%.

Bond Fund: two shareholders owning 65% and 6%, respectively.

Money Market Fund: three shareholders owning 12%, 7% and 5%, respectively.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

6. DIVIDENDS

On December 30, 2010, dividend distributions from net investment income and, as applicable, from net realized gains on investment transactions, were declared and paid for each of the Funds. Additionally, remaining required distributions relating to 2009 were made in accordance with Internal Revenue Code Section 855(a) and paid on September 2, 2010. On June 30, 2010, dividend distributions from net investment income were declared and paid for each of the Funds. Finally, on April 27, 2010, a special dividend distribution from net investment income and net realized gains on investment transactions was declared and paid for the Mid-Cap Equity Index Fund. Pursuant to shareholders' instructions, substantially all dividend distributions throughout 2010 (other than the special dividend) and 2009 were immediately reinvested into their respective Funds. The tax character of the distributions paid during 2010 and 2009 were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Ordinary income (a)
2010	$511,591	$833,562	$984,565	$32,553
2009	$692,596	$891,176	$544,471	$43,083
Long-term capital gains (b)
2010	$0	$0	$3,447,538	$0
2009	$0	$0	$0	$0
Return of Capital
2010	$0	$0	$0	$0
2009	$0	$0	$0	$1,369

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Ordinary income (a)
2010	$0	$2,060,111	$7,963
2009	$0	$2,413,598	$99,958
Long-term capital gains (b)
2010	$0	$0	$0
2009	$0	$0	$0
Return of Capital
2010	$0	$0	$0
2009	$4,871	$0	$0

Notes:

(a)  Includes distributions from fund-level net short-term capital gains.

(b)  To the extent reported, each fund designates these amounts as capital gain dividends for Federal income tax purposes.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)

6. DIVIDENDS (CONTINUED)

Undistributed net income and gains (losses) — As of December 31, 2010, undistributed net income and undistributed accumulated gain (loss) on a tax basis were as follows:

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$129,260	$485,268	$125,222	$0
Accumulated undistributed realized gain (loss) on investments and futures contracts	$(5,034,153)	$(1,276,654)	$226,046	$(672,236)
Net unrealized appreciation (depreciation) of investments and futures contracts	$4,174,746	$3,610,522	$2,692,070	$1,165,710

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$0	$48,161	$1,615
Accumulated undistributed realized gain (loss) on investments and futures contracts	$(763,908)	$(1,283,191)	$0
Net unrealized appreciation (depreciation) of investments and futures contracts	$1,558,290	$2,780,438	$573

The difference between the components of distributable earnings on a tax basis and the amounts reflected in the statements of assets and liabilities are primarily due to wash sales, post-October losses and the Federal income tax treatment of futures contracts.

Reclassifications — Periodically, the funds may reclassify book to tax differences as a result of differences arising in the accounting for REIT securities and fund distributions for Federal income tax purposes versus financial reporting purposes. Each fund's net assets are not affected by these reclassifications.

During the year ended December 31, 2010, each Fund reclassified the following book to tax differences.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Accumulated undistributed net investment income	$1,187	$(8,237)	$(38,928)	$2,368
Accumulated undistributed net realized gain (loss) on investments and futures contracts	(1,041)	8,237	38,928	662
Paid in capital	$(146)	$0	$0	$(3,030)

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Accumulated undistributed net investment income	$26,589	$0	$0
Accumulated undistributed net realized gain (loss) on investments and futures contracts	1,307	0	0
Paid in capital	$(27,896)	$0	$0

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Shareholders and Board of Directors
of Mutual of America Institutional Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of Mutual of America Institutional Funds, Inc. (comprised of: All America Fund, Equity Index Fund, Mid-Cap Equity Index Fund, Small Cap Value Fund, Small Cap Growth Fund, Bond Fund and Money Market Fund, (collectively, the "Funds")), including the portfolio of investments in securities for the Money Market Fund, and the summary portfolios of investments in securities for each of the remaining Funds as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Funds of Mutual of America Institutional Funds, Inc., as of December 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
February 25, 2011

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

Directors and Officers — unaudited

The tables below show information about the Directors and officers of the Investment Company. The address of each Director and officer is c/o the Investment Company, 320 Park Avenue, New York, New York 10022. The Investment Company does not hold annual meetings of shareholders, and each Director has been elected by shareholders to serve until a successor is duly elected at a meeting of shareholders called for the purpose of electing directors. Each officer of the Investment Company has been elected by the Board of Directors to serve until a successor is duly elected. The Independent Directors do not serve as directors of any other fund that is affiliated with the Adviser or Mutual of America with the sole exception of Patrick J. Waide, Jr., who serves on the boards of Mutual of America Investment Corporation and Mutual of America Institutional Funds, Inc. The Interested Directors and officers of the Investment Company do not receive compensation from the Investment Company for their service. The Investment Company's Statement of Additional Information ("SAI"), filed with the Securities and Exchange Commission, contains additional information about the Investment Company's Directors and officers. A copy of the latest SAI can be obtained, without charge, by calling 1-800-914-8716.

Independent Directors

Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
George E. Barker, age 78	since February 2008	Executive Vice President, International Development, American Cancer Society, 2001-2005	Trustee, U.S. Army War College Foundation; Trustee, Col. John Warren Pershing Estate Foundation; Vice President, Executive Committee, Soldiers, Sailors, Marine, Airman and Coast Guard Club of New York City

Carolyn N. Dolan, age 64	since May 2008	Founding Principal and Portfolio Manager, Samson Capital Advisors LLC, 2004 to present; prior thereto, Senior Managing Director, Offit Investment Group	Trustee, Fordham University

John T. Sharkey, age 74	since 1996	Chairman & CEO, Kane, Saunders & Smart	Director, Michael Smurfit Graduate School of Business (Dublin, Ireland)

John Silber age 84	since 1996	Professor & President Emeritus Boston University	None

Patrick J. Waide, Jr. age 73	since 1996		Trustee, John Simon Guggenheim Memorial Foundation; Director, The National Catholic Reporter Publishing Company; Director, Mutual of America Investment Corporation

Interested Directors

Name and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
John R. Greed Chairman of the Board, President and Chief Executive Officer age 51	since September 2003	Senior Executive Vice President and Chief Financial Officer, Mutual of America and Mutual of America Holding Company, Inc. since December 2007; Chairman, President and Chief Executive Officer, Mutual of America Investment Corporation, prior thereto, Senior Executive Vice President, Chief Financial Officer and Treasurer, Mutual of America Investment Corporation and Mutual of America Capital Management Corporation	Mutual of America Holding Company, Inc., Mutual of America Investment Corporation

Mr. Greed is considered an "interested person" of the Investment Company because of his position as an officer of the Investment Company's shareholder and affiliate of the Adviser.

Officers

Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
James J. Roth Executive Vice President and General Counsel, age 61	since May 2009	Executive Vice President and General Counsel, Mutual of America, Mutual of America Capital Management Corporation, Mutual of America Securities Corporation, Mutual of America Investment Corporation, and Mutual of America Institutional Funds, Inc; Chairman, President and Chief Executive Officer, Mutual of America Holding Company, Inc.	Mutual of America; Mutual of America Holding Company, Inc.; Mutual of America Foundation; Respect for Law Alliance; Stuyvesant Town Peter Cooper Village Tenants Association

George L. Medlin Executive Vice President, Chief Financial Officer and Treasurer, age 58	since February 2008	Executive Vice President and Treasurer, Mutual of America since December 2007; prior thereto, Executive Vice President, Internal Audit, Mutual of America; Executive Vice President, Chief Financial Officer and Treasurer, Mutual of America Investment Corporation	Director and Board Treasurer, Nassau County Coalition Against Domestic Violence

Thomas L. Martin Executive Vice President, Deputy General Counsel and Secretary, age 61	since August 2003	Executive Vice President and Deputy General Counsel, Mutual of America since November 2008; prior thereto, Senior Vice President and Associate General Counsel, Mutual of America; Executive Vice President, Deputy General Counsel and Secretary, Mutual of America Investment Corporation	None

Officers

Name, Position and Age	Length of Time Served	Principal Occupation(s) in Past Five Years	Other Directorships Held by Director
Kathryn A. Lu, Executive Vice President and Chief Compliance Officer, age 50	since July 2008	Executive Vice President and Chief Compliance Officer, Mutual of America, prior thereto Senior Vice President and Associate General Counsel, Mutual of America; Executive Vice President and Chief Compliance Officer, Mutual of America Investment Corporation	None

John J. Corrigan, Executive Vice President and Internal Auditor, age 50	since February 2008	Executive Vice President and Internal Auditor, Mutual of America, prior thereto Senior Vice President and Internal Auditor, Mutual of America; Executive Vice President and Internal Auditor, Mutual of America Investment Corporation	None

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
ADDITIONAL INFORMATION

Quarterly Portfolio Schedule

Included in this Semi-Annual Report are summary schedules of Mutual of America Institutional Funds, Inc.'s ("Investment Company") Fund portfolio holdings as of December 31, 2010. The Investment Company files complete schedules of Fund portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q and for the second and fourth quarters of each fiscal year on Form N-CSR. The Forms N-Q and N-CSR are available on the SEC's website at http://www.sec.gov. Additionally, the Forms N-Q and N-CSR may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies and Procedures

A copy of the Investment Company's proxy voting policies and procedures can be obtained free of charge by calling 1-800-914-8716. It is also available on the SEC's website at http://www.sec.gov.

Information regarding how the Investment Company voted proxies relating to portfolio securities during the 12-month period ended June 30, 2010 is available without charge by calling 1-800-914-8716. It is also available on the SEC website.

Code of Ethics

The Investment Company has adopted a Code of Ethics that complies with Rule 17j-1 of the Investment Company Act of 1940 and with the requirements of the Sarbanes-Oxley Act of 2002. A copy of the Code of Ethics is available free of charge, upon request. To obtain a free copy of the Code of Ethics, please call (212) 224-1568 or write to:

Ms. Kathryn Lu
Chief Compliance Officer
Mutual of America Institutional Funds, Inc.
320 Park Avenue
New York, NY 10022-6839

Supplemental Dividend Information — Unaudited

The Bond and Money Market Funds' dividend distributions do not qualify for the corporate dividends received deduction. For the All America, Equity Index, Mid-Cap Equity Index and Small Cap Value Funds, 100%, 100%, 34.72% and 100%, respectively of the Funds' ordinary income qualifies for the corporate dividends received deduction. No dividends were distributed by the Small Cap Growth Fund.

In 2010, the Mid-Cap Equity Index Fund designated long-term capital gains dividends of $3,447,538 for Federal income tax purposes.

MUTUAL OF AMERICA
INSTITUTIONAL
FUNDS, INC.

Distributed by:

MUTUAL OF AMERICA SECURITIES CORPORATION
320 PARK AVENUE
NEW YORK, NY 10022-6839
800-914-8716

ITEM 2.    CODE OF ETHICS.

Mutual of America Institutional Funds, Inc. has adopted a Code of Ethics that applies to its principal executive and financial officers, as well as all Access Persons as defined under Rule 17j-1 of the Investment Company Act of 1940.  The Code consists of two sections.  The first section, designated as Section A, is the Code of Ethics required under Rule 17j-1.  Section A requires those subject to it to submit periodic reports detailing their securities holdings and transactions (subject to several exemptions contained in the rules) and requires pre-approval for certain securities transactions by such persons, including purchases and sales of reportable securities, investments in initial public offerings and private placements.

The second section, designated as Section B, is to assure compliance with the Code of Ethics requirements of Section 406 of the Sarbanes-Oxley Act of 2002.  It applies specifically to the Corporation’s principal executive and financial officers.

The two sections are not mutually exclusive and must be observed independently by each person to whom they are intended to apply.  Section A applies to all individuals while Section B applies to the individuals designated in Section B.  Both Sections explicitly require those individuals subject to the provisions of the Code of Ethics to promptly report violations of the Code of Ethics to the Chief Compliance Officer.

There have been no amendments to Sections A or B during the period covered by this report.

The Annual Report to Shareholders includes information on how to obtain a copy of the Code of Ethics at no charge.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1)               Mutual of America Institutional Funds, Inc.’s Board of Directors has determined that one audit committee financial expert serves on its Audit Committee.

(a) (2) The audit committee financial expert is Patrick J. Waide, Jr.  He was Senior Vice-President, Administration at Sullivan & Company until March 1998; Director of the Drucker Foundation from 1996-1999 and President, Drucker Foundation in 1999.  Mr. Waide is considered an independent director.

(a) (3) Not applicable.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Aggregate Audit Fees:

2010: $101,093

2009: $109,200

(b), (c), (d) There were no Audit-Related, Tax or Other Fees.

(e) All non-audit fees are pre-approved by the Audit Committee in advance.

(f), (g), (h) Not applicable.

ITEM 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.    INVESTMENTS.

(a) Schedule I — Portfolios of Investments in Securities follows for those Funds for which a summary portfolio is presented in the Annual Report to Shareholders:

(b) Not applicable.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - ALL AMERICA FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2010

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.3%)
Abercrombie & Fitch Co. Cl A	152	8,760
Amazon.com, Inc.*	624	112,320
Apollo Group, Inc.*	223	8,806
AutoNation, Inc.*	113	3,187
AutoZone, Inc.*	48	13,084
Bed Bath & Beyond, Inc.*	454	22,314
Best Buy Co., Inc.	585	20,060
Big Lots, Inc.*	131	3,990
Cablevision Systems Corp. Cl A	420	14,213
CarMax, Inc.*	394	12,561
Carnival Corp.	757	34,905
CBS Corp. Cl B	1,149	21,888
Coach, Inc.	518	28,651
Comcast Corp. Cl A	4,946	108,664
D.R. Horton, Inc.	495	5,905
Darden Restaurants, Inc.	243	11,285
DeVry, Inc.	107	5,134
DIRECTV Cl A*	1,478	59,017
Discovery Communications, Inc. Cl A*	498	20,767
Disney (Walt) Co.	3,331	124,946
Expedia, Inc.	350	8,782
Family Dollar Stores, Inc.	220	10,936
Ford Motor Co.*	6,619	111,133
Fortune Brands, Inc.	269	16,207
GameStop Corp. Cl A*	266	6,086
Gannett Co., Inc.	423	6,383
Gap, Inc.	770	17,048
Genuine Parts Co.	278	14,273
Goodyear Tire & Rubber Co.*	430	5,096
H&R Block, Inc.	545	6,491
Harley-Davidson, Inc.	413	14,319
Harman Int’l. Industries, Inc.*	122	5,649
Hasbro, Inc.	240	11,323
Home Depot, Inc.	2,881	101,008
International Game Technology	513	9,075
Interpublic Group of Cos., Inc.*	865	9,186
Johnson Controls, Inc.	1,183	45,191
Kohl’s Corp.*	547	29,724
Leggett & Platt, Inc.	254	5,781
Lennar Corp. Cl A	278	5,213
Limited Brands, Inc.	458	14,074
Lowe’s Cos., Inc.	2,427	60,869
Macy’s, Inc	738	18,671
Marriott International, Inc. Cl A	505	20,978
Mattel, Inc.	626	15,919
McDonald’s Corp.	1,854	142,313
McGraw-Hill Cos., Inc.	545	19,843
Meredith Corp.	65	2,252

Netflix, Inc.*	75	13,178
Newell Rubbermaid, Inc.	507	9,217
News Corp. Cl A	4,013	58,429
NIKE, Inc. Cl B	665	56,804
Nordstrom, Inc.	295	12,502
O’Reilly Automotive, Inc.*	247	14,924
Omnicom Group, Inc.	525	24,045
Penney (J.C.) Co., Inc.	408	13,182
Polo Ralph Lauren Corp.	113	12,534
Priceline.com, Inc.*	86	34,361
Pulte Homes, Inc.*	582	4,377
RadioShack Corp.	201	3,716
Ross Stores, Inc.	214	13,536
Scripps Networks Interactive, Inc. Cl A	157	8,125
Sears Hldgs. Corp.*	78	5,753
Stanley Black & Decker, Inc.	293	19,593
Staples, Inc.	1,279	29,123
Starbucks Corp.	1,291	41,480
Starwood Hotels & Resorts	335	20,361
Target Corp.	1,252	75,283
Tiffany & Co.	221	13,762
Time Warner Cable, Inc.	621	41,005
Time Warner, Inc.	1,942	62,474
TJX Cos., Inc.	701	31,117
Urban Outfitters, Inc.*	226	8,093
V.F. Corp.	151	13,013
Viacom, Inc. Cl B	1,063	42,105
Washington Post Co. Cl B	10	4,395
Whirlpool Corp.	133	11,814
Wyndham Worldwide Corp.	302	9,048
Wynn Resorts Ltd.	132	13,707
Yum! Brands, Inc.	822	40,319
		2,135,655
CONSUMER STAPLES (5.3%)
Altria Group, Inc.	3,677	90,528
Archer-Daniels-Midland Co.	1,133	34,081
Avon Products, Inc.	751	21,824
Brown-Forman Corp. Cl B	183	12,740
Campbell Soup Co.	336	11,676
Clorox Co.	246	15,567
Coca-Cola Co.	4,078	268,210
Coca-Cola Enterprises, Inc.*	597	14,943
Colgate-Palmolive Co.	853	68,556
ConAgra Foods, Inc.	774	17,477
Constellation Brands, Inc. Cl A*	314	6,955
Costco Wholesale Corp.	764	55,168
CVS Caremark Corp.	2,407	83,691
Dean Foods Co.*	322	2,846
Dr. Pepper Snapple Group, Inc.	393	13,818
Estee Lauder Cos., Inc. Cl A	198	15,979
General Mills, Inc.	1,144	40,715
Heinz (H.J.) Co.	565	27,945

Hershey Co.	270	12,731
Hormel Foods Corp.	122	6,254
J.M. Smucker Co.	211	13,852
Kellogg Co.	447	22,833
Kimberly-Clark Corp.	715	45,074
Kraft Foods, Inc. Cl A	3,054	96,232
Kroger Co.	1,114	24,909
Lorillard, Inc.	265	21,746
McCormick & Co., Inc.	234	10,888
Mead Johnson Nutrition Co.	360	22,410
Molson Coors Brewing Co. Cl B	279	14,003
PepsiCo, Inc.	2,779	181,552
Philip Morris Int’l., Inc.	3,186	186,477
Proctor & Gamble Co.	4,892	314,702
Reynolds American, Inc.	591	19,278
Safeway, Inc.	645	14,506
Sara Lee Corp.	1,124	19,681
SUPERVALU, Inc.	371	3,573
Sysco Corp.	1,032	30,341
Tyson Foods, Inc. Cl A	531	9,144
Wal-Mart Stores, Inc.	3,451	186,112
Walgreen Co.	1,631	63,544
Whole Foods Market, Inc.*	254	12,850
		2,135,411
ENERGY (6.1%)
Anadarko Petroleum Corp.	883	67,249
Apache Corp.	645	76,903
Baker Hughes, Inc.	749	42,820
Cabot Oil & Gas Corp.	181	6,851
Cameron International Corp.*	427	21,662
Chesapeake Energy Corp.	1,162	30,107
Chevron Corp.	3,562	325,033
ConocoPhillips	2,606	177,469
Consol Energy, Inc.	397	19,350
Denbury Resources, Inc.*	700	13,363
Devon Energy Corp.	762	59,825
Diamond Offshore Drilling, Inc	122	8,158
El Paso Corp.	1,245	17,131
EOG Resources, Inc.	442	40,403
EQT Corp.	261	11,703
Exxon Mobil Corp.	8,879	649,227
FMC Technologies, Inc.*	215	19,116
Halliburton Co.	1,606	65,573
Helmerich & Payne, Inc.	187	9,066
Hess Corp.	518	39,648
Marathon Oil Corp.	1,248	46,213
Massey Energy Co.	177	9,496
Murphy Oil Corp.	334	24,900
Nabors Industries Ltd.*	502	11,777
National Oilwell Varco, Inc.	731	49,160
Newfield Exploration Co.*	234	16,874
Noble Energy, Inc.	305	26,254
Occidental Petroleum Corp.	1,424	139,694

Peabody Energy Corp.	474	30,327
Pioneer Natural Resources Co.	206	17,885
QEP Resources, Inc.*	314	11,401
Range Resources Corp.	280	12,594
Rowan Cos., Inc.*	218	7,610
Schlumberger Ltd.	2,391	199,649
Southwestern Energy Co.*	607	22,720
Spectra Energy Corp.	1,142	28,539
Sunoco, Inc.	216	8,707
Tesoro Corp.	250	4,635
Valero Energy Corp.	998	23,074
Williams Cos., Inc.	1,014	25,066
		2,417,232
FINANCIALS (8.0%)
ACE Ltd.	600	37,350
Aflac, Inc.	812	45,821
Allstate Corp.	946	30,158
American Express Co.	1,864	80,003
American Int’l. Group, Inc.*	245	14,117
Ameriprise Financial, Inc.	439	25,264
Aon Corp.	571	26,272
Apartment Investment & Management Co. Cl A	207	5,349
Assurant, Inc.	189	7,280
AvalonBay Communities, Inc.	149	16,770
Bank of America Corp.	17,647	235,411
Bank of New York Mellon Corp.	2,191	66,168
BB&T Corp.	1,226	32,232
Berkshire Hathaway, Inc. Cl B*	3,041	243,615
Boston Properties, Inc.	244	21,008
Capital One Financial Corp.	815	34,686
CB Richard Ellis Group, Inc. Cl A*	511	10,465
Charles Schwab Corp.	1,745	29,857
Chubb Corp.	540	32,206
Cincinnati Financial Corp.	289	9,158
Citigroup, Inc.*	50,459	238,671
CME Group, Inc.	119	38,288
Comerica, Inc.	306	12,925
Discover Financial Svcs.	986	18,271
E*Trade Financial Corp.*	342	5,472
Equity Residential	498	25,871
Federated Investors, Inc. Cl B	161	4,213
Fifth Third Bancorp	1,384	20,317
First Horizon National Corp.*	407	4,789
Franklin Resources, Inc.	261	29,026
Genworth Financial, Inc. Cl A*	855	11,235
Goldman Sachs Group, Inc.	901	151,512
Hartford Financial Svcs. Group, Inc.	773	20,477
HCP, Inc.	565	20,786
Health Care REIT, Inc.	252	12,005
Host Hotels & Resorts, Inc.	1,150	20,551
Hudson City Bancorp, Inc.	920	11,721
Huntington Bancshares, Inc.	1,247	8,567

IntercontinentalExchange, Inc.*	127	15,132
Invesco Ltd.	807	19,416
Janus Capital Group, Inc.	322	4,176
JPMorgan Chase & Co.	6,893	292,401
KeyCorp	1,498	13,257
Kimco Realty Corp.	702	12,664
Legg Mason, Inc.	265	9,612
Leucadia National Corp.*	345	10,067
Lincoln National Corp.	551	15,323
Loews Corp.	557	21,673
M&T Bank Corp.	209	18,193
Marsh & McLennan Cos., Inc.	951	26,000
Marshall & Ilsley Corp.	790	5,467
MetLife, Inc.	1,585	70,437
Moody’s Corp.	363	9,634
Morgan Stanley	2,628	71,508
Nasdaq OMX Group, Inc.*	248	5,880
Northern Trust Corp.	429	23,771
NYSE Euronext	459	13,761
People’s United Financial, Inc.	650	9,107
Plum Creek Timber Co., Inc.	285	10,673
PNC Financial Svcs. Grp., Inc.	924	56,105
Principal Financial Grp., Inc.	568	18,494
Progressive Corp.	1,175	23,347
ProLogis	991	14,310
Prudential Financial, Inc.	845	49,610
Public Storage	244	24,746
Regions Financial Corp.	2,128	14,896
Simon Property Group, Inc.	513	51,038
SLM Corp.*	853	10,739
State Street Corp.	886	41,057
SunTrust Banks, Inc.	848	25,024
T. Rowe Price Group, Inc.	448	28,914
Torchmark Corp.	141	8,423
Travelers Cos., Inc.	808	45,014
U.S. Bancorp	3,373	90,970
Unum Group	553	13,394
Ventas, Inc.	274	14,380
Vornado Realty Trust	288	23,999
Wells Fargo & Co.	9,190	284,798
Weyerhaeuser Co.	932	17,643
XL Capital Ltd. Cl A*	560	12,219
Zions Bancorporation	307	7,439
		3,212,598
HEALTH CARE (5.5%)
Abbott Laboratories	2,736	131,082
Aetna, Inc.	703	21,449
Agilent Technologies, Inc.*	593	24,568
Allergan, Inc.	540	37,082
AmerisourceBergen Corp.	480	16,378
Amgen, Inc.*	1,633	89,652
Bard (C.R.), Inc.	163	14,959

Baxter International, Inc.	1,037	52,493
Becton, Dickinson & Co.	403	34,062
Biogen Idec, Inc.*	416	27,893
Boston Scientific Corp.*	2,552	19,319
Bristol-Myers Squibb Co.	3,029	80,208
Cardinal Health, Inc.	603	23,101
CareFusion Corp.*	383	9,843
Celgene Corp.*	822	48,613
Cephalon, Inc.*	129	7,962
Cerner Corp.*	122	11,558
CIGNA Corp.	472	17,304
Coventry Health Care, Inc.*	262	6,917
DaVita, Inc.*	170	11,813
Dentsply International, Inc.	249	8,508
Express Scripts, Inc.*	921	49,780
Forest Laboratories, Inc.*	514	16,438
Genzyme Corp.*	455	32,396
Gilead Sciences, Inc.*	1,450	52,548
Hospira, Inc.*	296	16,484
Humana, Inc.*	296	16,203
Intuitive Surgical, Inc.*	68	17,527
Johnson & Johnson	4,847	299,787
King Pharmaceuticals, Inc.*	448	6,294
Laboratory Corp. of America Hldgs.*	179	15,738
Life Technologies Corp.*	330	18,315
Lilly (Eli) & Co.	1,792	62,792
McKesson Corp.	442	31,108
Medco Health Solutions, Inc.*	741	45,401
Medtronic, Inc.	1,846	68,468
Merck & Co., Inc.	5,487	197,751
Mylan, Inc.*	762	16,101
Patterson Cos., Inc.	170	5,207
PerkinElmer, Inc.	208	5,371
Pfizer, Inc.	14,209	248,800
Quest Diagnostics, Inc.	247	13,331
St. Jude Medical, Inc.*	597	25,522
Stryker Corp.	601	32,274
Tenet Healthcare Corp.*	853	5,707
Thermo Fisher Scientific, Inc.*	694	38,420
UnitedHealth Group, Inc.	1,963	70,884
Varian Medical Systems, Inc.*	208	14,410
Waters Corp.*	161	12,511
Watson Pharmaceuticals, Inc.*	220	11,363
WellPoint, Inc.*	697	39,631
Zimmer Hldgs., Inc.*	345	18,520
		2,199,846
INDUSTRIALS (5.5%)
3M Co.	1,257	108,479
Avery Dennison Corp.	189	8,002
Boeing Co.	1,276	83,272
Caterpillar, Inc.	1,126	105,461
Cintas Corp.	222	6,207

CSX Corp.	662	42,772
Cummins, Inc.	349	38,393
Danaher Corp.	944	44,528
Deere & Co.	750	62,288
Donnelley (R.R.) & Sons Co.	362	6,324
Dover Corp.	328	19,172
Dun & Bradstreet Corp.	88	7,224
Eaton Corp.	298	30,250
Emerson Electric Co.	1,328	75,922
Equifax, Inc.	217	7,725
Expeditors Int’l. of Wash.	380	20,748
Fastenal Co.	257	15,397
FedEx Corp.	562	52,272
Flowserve Corp.	99	11,803
Fluor Corp.	311	20,607
General Dynamics Corp.	668	47,401
General Electric Co.	18,865	345,040
Goodrich Corp.	221	19,463
Grainger (W.W.), Inc.	103	14,225
Honeywell International, Inc.	1,378	73,254
Illinois Tool Works, Inc.	865	46,191
Ingersoll-Rand PLC	563	26,512
Iron Mountain, Inc.	353	8,829
ITT Corp.	318	16,571
Jacobs Engineering Group, Inc.*	218	9,995
L-3 Communications Hldgs., Inc.	200	14,098
Lockheed Martin Corp.	523	36,563
Masco Corp.	631	7,988
Norfolk Southern Corp.	642	40,330
Northrop Grumman Corp.	516	33,426
Paccar, Inc.	649	37,266
Pall Corp.	203	10,065
Parker Hannifin Corp.	284	24,509
Pitney Bowes, Inc.	359	8,681
Precision Castparts Corp.	248	34,524
Quanta Services, Inc.*	384	7,649
Raytheon Co.	645	29,889
Republic Services, Inc.	535	15,975
Robert Half Int’l., Inc.	257	7,864
Robinson (C.H.) Worldwide, Inc.	292	23,415
Rockwell Automation, Inc.	250	17,928
Rockwell Collins, Inc.	275	16,022
Roper Industries, Inc.	167	12,764
Ryder System, Inc.	91	4,790
Snap-On, Inc.	103	5,828
Southwest Airlines Co.	1,283	16,653
Stericycle, Inc.*	151	12,219
Textron, Inc.	481	11,371
Tyco International Ltd.	868	35,970
Union Pacific Corp.	880	81,541
United Parcel Service, Inc. Cl B	1,757	127,523
United Technologies Corp.	1,626	127,999

Waste Management, Inc.	840	30,971
		2,208,148
INFORMATION TECHNOLOGY (9.4%)
Adobe Systems, Inc.*	890	27,394
Advanced Micro Devices, Inc.*	1,018	8,327
Akamai Technologies, Inc.*	321	15,103
Altera Corp.	547	19,462
Amphenol Corp. Cl A	306	16,151
Analog Devices, Inc.	521	19,626
Apple, Inc.*	1,613	520,284
Applied Materials, Inc.	2,295	32,245
Autodesk, Inc.*	395	15,089
Automatic Data Processing, Inc.	868	40,171
BMC Software, Inc.*	315	14,849
Broadcom Corp. Cl A	805	35,058
CA, Inc.	671	16,399
Cisco Systems, Inc.*	9,843	199,124
Citrix Systems, Inc.*	327	22,370
Cognizant Technology Solutions*	520	38,111
Computer Sciences Corp.	272	13,491
Compuware Corp.*	386	4,505
Corning, Inc.	2,714	52,434
Dell, Inc.*	2,895	39,227
eBay, Inc.*	2,053	57,135
Electronic Arts, Inc.*	583	9,550
EMC Corp.*	3,576	81,890
F5 Networks, Inc.*	138	17,962
Fidelity Nat’l. Information Svcs., Inc.	471	12,901
First Solar, Inc.*	96	12,493
Fiserv, Inc.*	262	15,343
FLIR Systems, Inc.*	275	8,181
Google, Inc.*	440	261,347
Harris Corp.	227	10,283
Hewlett-Packard Co.	3,989	167,937
Int’l. Business Machines Corp.	2,177	319,497
Intel Corp.	9,742	204,874
Intuit, Inc.*	490	24,157
Jabil Circuit, Inc.	339	6,811
JDS Uniphase Corp.*	388	5,618
Juniper Networks, Inc.*	917	33,856
KLA-Tencor Corp.	292	11,283
Lexmark International, Inc. Cl A*	140	4,875
Linear Technology Corp.	393	13,594
LSI Corp.*	1,085	6,499
MasterCard, Inc.	172	38,547
McAfee, Inc.*	272	12,596
MEMC Electronic Materials, Inc.*	394	4,436
Microchip Technology, Inc.	329	11,255
Micron Technology, Inc.*	1,497	12,006
Microsoft Corp.	13,233	369,460
Molex, Inc.	244	5,544
Monster Worldwide, Inc.*	229	5,411

Motorola, Inc.*	4,145	37,595
National Semiconductor Corp.	417	5,738
NetApp, Inc.*	636	34,955
Novell, Inc.*	619	3,664
Novellus Systems, Inc.*	160	5,171
Nvidia Corp.*	1,015	15,631
Oracle Corp.	6,469	202,480
Paychex, Inc.	561	17,341
QLogic Corp.*	189	3,217
QUALCOMM, Inc.	2,846	140,849
Red Hat, Inc.*	337	15,384
SAIC, Inc.*	511	8,104
Salesforce.com, inc.*	208	27,456
SanDisk Corp.*	411	20,492
Symantec Corp.*	1,380	23,101
Tellabs, Inc.	645	4,373
Teradata Corp.*	291	11,978
Teradyne, Inc.*	316	4,437
Texas Instruments, Inc.	2,054	66,755
Total System Services, Inc.	287	4,414
VeriSign, Inc.*	300	9,801
Visa, Inc. Cl A	852	59,964
Western Digital Corp.*	406	13,763
Western Union Co.	1,148	21,318
Xerox Corp.	2,449	28,212
Xilinx, Inc.	462	13,389
Yahoo!, Inc.*	2,294	38,149
.		3,732,492
MATERIALS (1.9%)
Air Products & Chemicals, Inc.	375	34,106
Airgas, Inc.	132	8,245
AK Steel Hldg. Corp.	183	2,996
Alcoa, Inc.	1,792	27,579
Allegheny Technologies, Inc.	164	9,050
Ball Corp.	157	10,684
Bemis Co., Inc.	189	6,173
CF Industries Hldgs., Inc.	122	16,488
Cliffs Natural Resources, Inc.	237	18,488
Dow Chemical Co.	2,078	70,943
Du Pont (E.I.) de Nemours & Co.	1,596	79,608
Eastman Chemical Co.	127	10,678
Ecolab, Inc.	406	20,471
FMC Corp.	127	10,146
Freeport-McMoRan Copper & Gold, Inc.	813	97,633
Int’l. Flavors & Fragrances, Inc.	140	7,783
International Paper Co.	756	20,593
MeadWestvaco Corp.	296	7,743
Monsanto Co.	918	63,930
Newmont Mining Corp.	872	53,567
Nucor Corp.	552	24,189
Owens-Illinois, Inc.*	290	8,903
PPG Industries, Inc.	286	24,044

Praxair, Inc.	539	51,458
Sealed Air Corp.	279	7,101
Sherwin-Williams Co.	157	13,149
Sigma-Aldrich Corp.	214	14,244
Titanium Metals Corp.*	151	2,594
United States Steel Corp.	246	14,371
Vulcan Materials Co.	231	10,247
		747,204
TELECOMMUNICATION SERVICES (1.6%)
American Tower Corp. Cl A*	706	36,458
AT&T, Inc.	10,442	306,786
CenturyLink, Inc.	533	24,609
Frontier Communications Corp.	1,777	17,290
MetroPCS Communications, Inc.*	470	5,936
Qwest Communications Int’l., Inc.	3,073	23,386
Sprint Nextel Corp.*	5,268	22,284
Verizon Communications, Inc.	5,017	179,508
Windstream Corp.	857	11,947
		628,204
UTILITIES (1.7%)
AES Corp.*	1,154	14,056
Allegheny Energy, Inc.	297	7,199
Ameren Corp.	426	12,009
American Electric Power Co., Inc.	851	30,619
CenterPoint Energy, Inc.	747	11,743
CMS Energy Corp.	431	8,017
Consolidated Edison, Inc.	513	25,429
Constellation Energy Group, Inc.	349	10,690
Dominion Resources, Inc.	1,019	43,532
DTE Energy Co.	299	13,551
Duke Energy Corp.	2,335	41,586
Edison International	571	22,041
Entergy Corp.	320	22,666
Exelon Corp.	1,164	48,469
FirstEnergy Corp.	535	19,806
Integrys Energy Group, Inc.	138	6,694
NextEra Energy, Inc.	732	38,057
Nicor, Inc.	81	4,044
NiSource, Inc.	495	8,722
Northeast Utilities	312	9,947
NRG Energy, Inc.*	428	8,363
Oneok, Inc.	187	10,373
Pepco Hldgs., Inc.	399	7,282
PG&E Corp.	689	32,962
Pinnacle West Capital Corp.	192	7,958
PPL Corp.	841	22,135
Progress Energy Enterprise	519	22,566
Public Svc. Enterprise Group, Inc.	894	28,438
SCANA Corp.	200	8,120
Sempra Energy	421	22,094
Southern Co.	1,472	56,275
TECO Energy, Inc.	376	6,693
Wisconsin Energy Corp.	206	12,125
Xcel Energy, Inc.	810	19,076
		663,337
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $18,715,719) 50.3%		20,080,127

	Rating**	Rate(%)	Maturity	Face Amount	Value
INDEXED ASSETS:
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.2%)
U.S. Treasury Bill (1)	AAA	0.16	03/03/11	100,000	99,980
COMMERCIAL PAPER (1.0%)
General Electric Capital Corp.	A-1+	0.15	01/31/11	400,000	399,950
TOTAL INDEXED ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $499,924) 1.2%					499,930

TOTAL INDEXED ASSETS (Cost: $19,215,643) 51.5%					20,580,057

	Shares	Value
ACTIVE ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (5.5%)
AFC Enterprises, Inc.*	1,404	19,516
Amazon.com, Inc.*	617	111,060
American Axle & Mfg. Hldgs., Inc.*	1,000	12,860
Apollo Group, Inc.*	1,047	41,346
Bassett Furniture Industries, Inc.*	3,370	14,154
California Pizza Kitchen, Inc.*	3,171	54,795
Carter’s, Inc.*	1,712	50,521
Collective Brands, Inc.*	1,716	36,208
CPI Corp.	2,344	52,857
Dana Hldg. Corp.*	800	13,768
Darden Restaurants, Inc.	912	42,353
Deckers Outdoor Corp.*	852	67,938
Denny’s Corp.*	9,794	35,063
Dillard’s, Inc. Cl A	2,478	94,015
Discovery Communications, Inc. Cl A*	826	34,444
Disney (Walt) Co.	2,453	92,012
Ford Motor Co.*	6,052	101,613
Fossil, Inc.*	600	42,288
G-III Apparel Group Ltd.*	991	34,834
Johnson Controls, Inc.	2,134	81,519
Lincoln Educational Svcs. Corp.*	1,988	30,834
Maidenform Brands, Inc.*	750	17,828
NIKE, Inc. Cl B	989	84,480
OfficeMax, Inc.*	4,673	82,712
P.F. Chang’s China Bistro, Inc.	558	27,041
Pep Boys - Manny, Moe & Jack	3,013	40,465
Pinnacle Entertainment, Inc.*	5,015	70,310
Rent-A-Center, Inc.*	2,299	74,212
Shutterfly, Inc.*	2,967	103,934
Smith & Wesson Hldg. Corp.*	951	3,557
Sotheby’s	488	21,960
Staples, Inc.	2,185	49,752
Starbucks Corp.	3,621	116,343
Steve Madden Ltd.*	946	39,467
Target Corp.	681	40,949
Tenneco, Inc.*	773	31,817

Time Warner Cable, Inc.	917	60,550
Time Warner, Inc.	1,543	49,638
Tupperware Brands Corp.	1,301	62,019
Urban Outfitters, Inc.*	1,105	39,570
Viacom, Inc. Cl B	1,751	69,357
Wolverine World Wide, Inc.	1,424	45,397
		2,195,356

CONSUMER STAPLES (2.6%)
Avon Products, Inc.	1,196	34,756
ConAgra Foods, Inc.	2,559	57,782
Constellation Brands, Inc. Cl A*	2,294	50,812
Diamond Foods, Inc.*	622	33,078
Dr. Pepper Snapple Group, Inc.	2,500	87,900
General Mills, Inc.	1,708	60,788
Kraft Foods, Inc. Cl A	2,697	84,982
Pantry, Inc.*	2,328	46,234
PepsiCo, Inc.	2,252	147,123
Proctor & Gamble Co.	2,875	184,949
TreeHouse Foods, Inc.*	755	38,573
Vector Group Ltd.	2,277	39,438
Wal-Mart Stores, Inc.	3,013	162,491
		1,028,906

ENERGY (4.4%)
Apache Corp.	809	96,457
Brigham Exploration Co.*	6,730	183,325
ConocoPhillips	2,284	155,540
Energy XXI (Bermuda) Ltd.*	3,114	86,164
Exxon Mobil Corp.	4,370	319,534
Halliburton Co.	2,694	109,996
Hess Corp.	782	59,854
Hornbeck Offshore Svcs., Inc.*	2,133	44,537
Houston American Energy Corp.*	1,000	18,090
Lufkin Industries, Inc.	651	40,616
MarkWest Energy Partners LP	2,117	91,687
McMoRan Exploration Co.*	12,020	206,023
National Oilwell Varco, Inc.	1,213	81,574
Noble Energy, Inc.	1,036	89,179
Occidental Petroleum Corp.	1,274	124,979
Range Resources Corp.	680	30,586
Southwestern Energy Co.*	516	19,314
		1,757,455

FINANCIALS (8.6%)
Allstate Corp.	2,758	87,925
AmTrust Financial Svcs., Inc.	877	15,348
Ashford Hospitality Trust, Inc.*	8,260	79,709
Aspen Insurance Hldgs. Ltd.	1,649	47,194
Associated Estates Realty Corp.*	1,750	26,758
BancFirst Corp.	647	26,650
Bank Mutual Corp.	2,718	12,992
Bank of America Corp.	9,014	120,247
Bank of Marin Bancorp	430	15,050
Banner Corp.	5,200	12,064
BB&T Corp.	2,490	65,462
Berkshire Hathaway, Inc. Cl B*	1,504	120,485
Brookline Bancorp, Inc.	4,470	48,500
Bryn Mawr Bank Corp.	1,290	22,511
Capital One Financial Corp.	2,427	103,293
Cash America Int’l., Inc.*	1,050	38,777

Chesapeake Lodging Trust*	2,048	38,523
Citigroup, Inc.*	23,732	112,252
Colonial Properties Trust	2,420	43,681
Dime Community Bancshares	2,136	31,164
EastGroup Properties, Inc.	880	37,242
Ellington Financial LLC*	3,400	75,616
FBR Capital Markets Corp.*	754	2,880
FelCor Lodging Trust, Inc.*	5,880	41,395
First Financial Bancorp.	1,558	28,792
First Interstate BancSytem, Inc.	1,972	30,053
First Niagara Financial Group, Inc.	2,483	34,712
Forest City Enterprises, Inc. Cl A*	3,352	55,945
Glacier Bancorp, Inc.	2,394	36,173
Goldman Sachs Group, Inc.	833	140,077
Hersha Hospitality Trust*	3,380	22,308
Highwoods Properties, Inc.	1,454	46,310
IBERIABANK Corp.	548	32,403
Investors Bancorp, Inc.*	2,240	29,389
iShares Russell 2000 Growth Index Fund	275	24,041
JPMorgan Chase & Co.	5,371	227,838
KKR Financial Hldgs. LLC	1,590	14,787
Marlin Business Svcs. Corp.*	2,395	30,297
MB Financial, Inc.	1,586	27,470
Meadowbrook Insurance Group, Inc.	5,010	51,353
Medical Properties Trust, Inc.	1,634	17,696
MetLife, Inc.	1,993	88,569
Mid-America Apt. Communities, Inc.	508	32,253
National Retail Pptys., Inc.	1,297	34,371
NBH Hldgs. Co.†***	2,617	51,032
NewAlliance Bancshares, Inc.	3,683	55,171
Northwest Bancshares, Inc.	2,676	31,470
Pennsylvania REIT	3,244	47,135
PHH Corp.*	1,771	40,999
PNC Financial Svcs. Grp., Inc.	1,063	64,545
ProAssurance Corp.*	827	50,116
Prosperity Bancshares, Inc.	840	32,995
PS Business Parks, Inc.	459	25,575
S.Y. Bancorp, Inc.	2,473	60,712
SeaBright Hldgs., Inc.	4,210	38,816
Senior Housing Pptys. Trust	3,205	70,318
Signature Bank*	1,774	88,700
Simon Property Group, Inc.	876	87,153
Stifel Financial Corp.*	642	39,830
SVB Financial Group*	1,030	54,642
Symetra Financial Corp.	1,670	22,879
UMB Financial Corp.	750	31,065
Urstadt Biddle Properties Cl A*	1,150	22,368
Wells Fargo & Co.	6,630	205,464
Westamerica Bancorporation	885	49,091
Westfield Financial, Inc.	1,280	11,840
		3,412,471

HEALTH CARE (5.2%)
Abbott Laboratories	2,746	131,561
Abiomed, Inc.*	4,769	45,830
Acorda Therapeutics, Inc.*	1,102	30,041
Allied Healthcare Int’l., Inc.*	6,546	16,430
Alphatec Hldgs., Inc.*	12,832	34,646
American Medical Systems Hldgs., Inc.*	2,740	51,676
Auxilium Pharmaceuticals, Inc.*	601	12,681
Bruker Corp.*	1,700	28,220

Celgene Corp.*	1,136	67,183
Conceptus, Inc.*	2,506	34,583
Cyberonics, Inc.*	1,456	45,165
DexCom, Inc.*	1,238	16,899
Emergent Biosolutions, Inc.*	1,343	31,507
Enzon Pharmaceuticals, Inc.*	10,093	122,832
Exelixis, Inc.*	4,588	37,667
Geron Corp.*	1,714	8,861
Gilead Sciences, Inc.*	2,102	76,176
HMS Hldgs. Corp.*	728	47,153
Human Genome Sciences, Inc.*	1,014	24,224
Inspire Pharmaceuticals, Inc.*	2,725	22,890
Insulet Corp.*	513	7,952
IPC The Hospitalist Co.*	1,150	44,862
Johnson & Johnson	2,891	178,808
Laboratory Corp. of America Hldgs.*	650	57,148
McKesson Corp.	1,167	82,133
MedAssets, Inc.*	1,700	34,323
Medco Health Solutions, Inc.*	884	54,163
Medidata Solutions, Inc.*	1,375	32,835
Merck & Co., Inc.	3,764	135,655
Mylan, Inc.*	3,665	77,441
Neogen Corp.*	1,101	45,174
NuPathe, Inc.*	1,276	11,561
Omnicell, Inc.*	2,340	33,813
Onyx Pharmaceuticals, Inc.*	853	31,450
Optimer Pharmaceuticals, Inc.*	890	10,066
OSI Pharmaceuticals, Inc. - rights*	131	0
PAREXEL International Corp.*	925	19,638
Quidel Corp.*	1,075	15,534
RehabCare Group, Inc.*	1,280	30,336
Salix Pharmaceuticals Ltd.*	1,253	58,841
Seattle Genetics, Inc.*	1,722	25,744
St. Jude Medical, Inc.*	1,885	80,584
Steris Corp.	1,458	53,159
SXC Health Solutions Corp.*	746	31,974
UnitedHealth Group, Inc.	823	29,719
		2,069,138

INDUSTRIALS (6.3%)
Acco Brands Corp.*	3,778	32,189
Actuant Corp. Cl A	1,988	52,921
Administaff, Inc.	510	14,943
Alaska Air Group, Inc.*	696	39,456
Ameron International Corp.	951	72,628
ArvinMeritor, Inc.*	1,375	28,215
Astec Industries, Inc.*	963	31,211
Astronics Corp.*	675	14,175
AZZ, Inc.	1,699	67,977
Belden, Inc.	712	26,216
Boeing Co.	1,808	117,990
Cenveo, Inc.*	1,540	8,224
Clarcor, Inc.	650	27,879
CTPartners Executive Search, Inc.*	1,059	16,679
Cummins, Inc.	918	100,989
EMCOR Group, Inc.*	900	26,082
Encore Wire Corp.	2,029	50,887
EnPro Industries, Inc.*	475	19,741
Expeditors Int’l. of Wash.	1,686	92,056
FedEx Corp.	919	85,476
Flowserve Corp.	468	55,795

Force Protection, Inc.*	6,026	33,203
General Electric Co.	10,630	194,423
Genesee & Wyoming, Inc. Cl A*	2,270	120,197
Graham Corp.	1,445	28,900
Great Lakes Dredge & Dock Co.	3,500	25,795
Healthcare Svcs. Group, Inc.	1,800	29,286
Hub Group, Inc. Cl A*	967	33,980
Illinois Tool Works, Inc.	1,372	73,265
JetBlue Airways Corp*	3,709	24,516
Kaydon Corp.	2,141	87,182
Miller Industries, Inc.	3,081	43,843
Mueller Industries, Inc.	2,030	66,381
Old Dominion Freight Line, Inc.*	3,600	115,164
Orion Marine Group, Inc.*	3,128	36,285
Powell Industries, Inc.*	648	21,306
Precision Castparts Corp.	720	100,231
Raven Industries, Inc.*	669	31,905
RBC Bearings, Inc.*	1,070	41,816
Robbins & Myers, Inc.	1,550	55,459
SFN Group, Inc.*	6,102	59,556
Southwest Airlines Co.	3,816	49,532
Sun Hydraulics Corp.	1,394	52,693
Teledyne Technologies, Inc.*	977	42,959
Tutor Perini Corp.*	3,908	83,670
Union Pacific Corp.	643	59,580
UniTek Global Services, Inc.*	1,136	11,156
Universal Forest Products, Inc.*	520	20,228
		2,524,240

INFORMATION TECHNOLOGY (9.2%)
ADPT Corp.*	4,520	13,244
Adtran, Inc.	1,340	48,521
Anaren, Inc.*	1,175	24,499
Anixter International, Inc.*	591	35,300
Apple, Inc.*	982	316,754
Ariba, Inc.*	1,630	38,289
Automatic Data Processing, Inc.	1,098	50,815
Ceragon Networks Ltd.*	2,628	34,637
Cirrus Logic, Inc.*	1,365	21,813
Cisco Systems, Inc.*	5,667	114,643
Cognizant Technology Solutions*	796	58,339
CommVault Systems, Inc.*	2,252	64,452
comScore, Inc.*	1,823	40,671
DemandTec, Inc.*	1,570	17,019
EMC Corp.*	2,024	46,350
Entropic Communications, Inc.*	2,487	30,043
Forrester Research, Inc.*	1,395	49,230
Global Cash Access Hldgs., Inc.*	4,357	13,899
Google, Inc.*	289	171,657
Hewlett-Packard Co.	2,667	112,281
iGATE Corp.	1,850	36,464
Informatica Corp.*	2,636	116,063
Int’l. Business Machines Corp.	1,082	158,794
Intersil Corp. Cl A	2,075	31,685
Intevac, Inc.*	2,055	28,791
JDA Software Group, Inc.*	984	27,552
KLA-Tencor Corp.	1,258	48,609
Lattice Semiconductor Corp.*	5,604	33,960
Lawson Software, Inc.*	3,721	34,419
Linear Technology Corp.	1,285	44,448

LogMeIn, Inc.*	1,710	75,821
Mercury Computer Systems, Inc.*	2,611	47,990
Microsemi Corp.*	3,258	74,608
Microsoft Corp.	5,583	155,877
MKS Instruments, Inc.*	2,556	62,596
Monolithic Power Systems, Inc.*	1,695	28,001
Monotype Imaging Hldgs., Inc.*	2,236	24,820
Netlogic Microsystems, Inc.*	1,217	38,226
Oracle Corp.	3,635	113,776
Parametric Technology Corp.*	4,635	104,427
Plexus Corp.*	2,504	77,474
Polycom, Inc.*	745	29,040
QUALCOMM, Inc.	1,985	98,238
Rackspace Hosting, Inc.*	1,253	39,357
Red Hat, Inc.*	1,021	46,609
RightNow Technologies, Inc.*	1,688	39,955
Riverbed Technology, Inc.*	2,046	71,958
Rogers Corp.*	1,065	40,736
Salesforce.com, inc.*	773	102,036
Sapient Corp.	1,978	23,934
SAVVIS, Inc.*	1,373	35,039
Semtech Corp.*	1,239	28,051
Smith Micro Software, Inc.*	1,152	18,132
Sourcefire, Inc.*	1,678	43,511
SuccessFactors, Inc.*	1,123	32,522
Super Micro Computer, Inc.*	2,786	32,150
Texas Instruments, Inc.	2,281	74,133
Tibco Software, Inc.*	6,095	120,132
TTM Technologies, Inc.*	2,410	35,933
Websense, Inc.*	2,477	50,159
Xyratex Ltd.*	1,743	28,428
Yahoo!, Inc.*	1,909	31,747
		3,688,657

MATERIALS (3.0%)
Allied Nevada Gold Corp.*	1,452	38,202
Ball Corp.	727	49,472
Buckeye Technologies, Inc.*	1,810	38,028
Commercial Metals Co.	2,304	38,223
Crown Hldgs., Inc.*	3,477	116,062
Cytec Industries, Inc.	988	52,423
Dow Chemical Co.	1,957	66,812
Eastman Chemical Co.	1,054	88,620
Ferro Corp.*	1,550	22,692
FMC Corp.	839	67,028
Freeport-McMoRan Copper & Gold, Inc.	997	119,730
Innophos Hldgs., Inc.	1,503	54,228
Kaiser Aluminum Corp.	1,344	67,321
Sensient Technologies Corp.	794	29,164
Silgan Hldgs., Inc.	3,516	125,908
Taseko Mines Ltd.*	7,427	38,992
Universal Stainless & Alloy Products, Inc.*	1,081	33,814
US Gold Corp.*	15,524	125,279
Zep, Inc.	1,533	30,476
		1,202,474

TELECOMMUNICATION SERVICES (1.1%)
Alaska Comm. Systems Group, Inc.	1,340	14,874
AT&T, Inc.	4,723	138,762
Consolidated Comms. Hldgs., Inc.	4,368	84,302

FairPoint Communications, Inc.*	1	0
Qwest Communications Int’l., Inc.	8,064	61,367
Sprint Nextel Corp.*	14,308	60,523
Syniverse Hldgs., Inc.*	2,899	89,434
		449,262

UTILITIES (1.3%)
Avista Corp.	2,246	50,580
Black Hills Corp.	630	18,900
Dominion Resources, Inc.	1,672	71,428
Edison International	968	37,365
Entergy Corp.	262	18,557
Idacorp, Inc.	1,212	44,820
Northwest Natural Gas Co.	1,218	56,600
PNM Resources, Inc.	2,483	32,329
PPL Corp.	1,072	28,215
Public Svc. Enterprise Group, Inc.	1,884	59,930
Sempra Energy	879	46,130
Unisource Energy Corp.	1,436	51,466
		516,320

TOTAL ACTIVE ASSETS - COMMON STOCKS (Cost: $15,296,682) 47.2%		18,844,279

	Shares	Value
ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.0%) (3)
Energy XXI (Bermuda) Ltd., 7.25%	100	29,675
TOTAL ACTIVE ASSETS - CONVERTIBLE PREFERRED STOCKS (Cost: $10,000) 0.0% (3)		29,675

	Rating**	Rate(%)	Maturity	Face Amount	Value
ACTIVE ASSETS - SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.4%)
General Electric Capital Corp.	A-1+	0.15	01/31/11	150,000	149,981
TOTAL ACTIVE ASSETS - SHORT-TERM DEBT SECURITIES (Cost: $149,981) 0.4%					149,981

TOTAL ACTIVE ASSETS (Cost: $15,456,663) 47.6%					19,023,935

TEMPORARY CASH INVESTMENTS (2) (Cost: $109,100) 0.3%					109,100

TOTAL INVESTMENTS (Cost: $34,781,406) 99.4%					39,713,092

OTHER NET ASSETS 0.6%					226,958

NET ASSETS 100.0%					$39,940,050

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2010

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (10.1%)
Abercrombie & Fitch Co. Cl A	361	20,804
Amazon.com, Inc.*	1,487	267,660
Apollo Group, Inc.*	530	20,930
AutoNation, Inc.*	267	7,529
AutoZone, Inc.*	114	31,075
Bed Bath & Beyond, Inc.*	1,081	53,131
Best Buy Co., Inc.	1,393	47,766
Big Lots, Inc.*	312	9,504
Cablevision Systems Corp. Cl A	1,001	33,874
CarMax, Inc.*	938	29,903
Carnival Corp.	1,801	83,044
CBS Corp. Cl B	2,735	52,102
Coach, Inc.	1,232	68,142
Comcast Corp. Cl A	11,777	258,741
D.R. Horton, Inc.	1,179	14,065
Darden Restaurants, Inc.	578	26,842
DeVry, Inc.	255	12,235
DIRECTV Cl A*	3,519	140,514
Discovery Communications, Inc. Cl A*	1,183	49,331
Disney (Walt) Co.	7,930	297,454
Expedia, Inc.	834	20,925
Family Dollar Stores, Inc.	522	25,949
Ford Motor Co.*	15,761	264,627
Fortune Brands, Inc.	642	38,681
GameStop Corp. Cl A*	633	14,483
Gannett Co., Inc.	1,006	15,181
Gap, Inc.	1,831	40,538
Genuine Parts Co.	660	33,884
Goodyear Tire & Rubber Co.*	1,022	12,111
H&R Block, Inc.	1,297	15,447
Harley-Davidson, Inc.	982	34,046
Harman Int’l. Industries, Inc.*	289	13,381
Hasbro, Inc.	570	26,893
Home Depot, Inc.	6,859	240,477
International Game Technology	1,221	21,599
Interpublic Group of Cos., Inc.*	2,061	21,888
Johnson Controls, Inc.	2,816	107,571
Kohl’s Corp.*	1,303	70,805
Leggett & Platt, Inc.	603	13,724
Lennar Corp. Cl A	660	12,375
Limited Brands, Inc.	1,090	33,496
Lowe’s Cos., Inc.	5,779	144,937
Macy’s, Inc	1,757	44,452
Marriott International, Inc. Cl A	1,203	49,973
Mattel, Inc.	1,489	37,865

McDonald’s Corp.	4,413	338,742
McGraw-Hill Cos., Inc.	1,296	47,187
Meredith Corp.	153	5,301
Netflix, Inc.*	179	31,450
Newell Rubbermaid, Inc.	1,208	21,961
News Corp. Cl A	9,554	139,106
NIKE, Inc. Cl B	1,583	135,220
Nordstrom, Inc.	703	29,793
O’Reilly Automotive, Inc.*	588	35,527
Omnicom Group, Inc.	1,249	57,204
Penney (J.C.) Co., Inc.	972	31,405
Polo Ralph Lauren Corp.	269	29,837
Priceline.com, Inc.*	204	81,508
Pulte Homes, Inc.*	1,386	10,423
RadioShack Corp.	478	8,838
Ross Stores, Inc.	508	32,131
Scripps Networks Interactive, Inc. Cl A	374	19,355
Sears Hldgs. Corp.*	186	13,718
Stanley Black & Decker, Inc.	697	46,608
Staples, Inc.	3,045	69,335
Starbucks Corp.	3,073	98,735
Starwood Hotels & Resorts	799	48,563
Target Corp.	2,981	179,248
Tiffany & Co.	526	32,754
Time Warner Cable, Inc.	1,477	97,526
Time Warner, Inc.	4,623	148,722
TJX Cos., Inc.	1,668	74,043
Urban Outfitters, Inc.*	538	19,266
V.F. Corp.	359	30,939
Viacom, Inc. Cl B	2,530	100,213
Washington Post Co. Cl B	23	10,109
Whirlpool Corp.	316	28,070
Wyndham Worldwide Corp.	719	21,541
Wynn Resorts Ltd.	315	32,710
Yum! Brands, Inc.	1,957	95,991
		5,083,033
CONSUMER STAPLES (10.1%)
Altria Group, Inc.	8,755	215,548
Archer-Daniels-Midland Co.	2,696	81,096
Avon Products, Inc.	1,788	51,959
Brown-Forman Corp. Cl B	435	30,285
Campbell Soup Co.	800	27,800
Clorox Co.	584	36,956
Coca-Cola Co.	9,709	638,561
Coca-Cola Enterprises, Inc.*	1,423	35,618
Colgate-Palmolive Co.	2,030	163,151
ConAgra Foods, Inc.	1,841	41,570
Constellation Brands, Inc. Cl A*	748	16,568
Costco Wholesale Corp.	1,819	131,350

CVS Caremark Corp.	5,729	199,197
Dean Foods Co.*	767	6,780
Dr. Pepper Snapple Group, Inc.	936	32,910
Estee Lauder Cos., Inc. Cl A	470	37,929
General Mills, Inc.	2,723	96,912
Heinz (H.J.) Co.	1,347	66,623
Hershey Co.	643	30,317
Hormel Foods Corp.	290	14,865
J.M. Smucker Co.	500	32,825
Kellogg Co.	1,063	54,298
Kimberly-Clark Corp.	1,703	107,357
Kraft Foods, Inc. Cl A	7,271	229,109
Kroger Co.	2,651	59,276
Lorillard, Inc.	629	51,616
McCormick & Co., Inc.	557	25,917
Mead Johnson Nutrition Co.	857	53,348
Molson Coors Brewing Co. Cl B	663	33,276
PepsiCo, Inc.	6,616	432,223
Philip Morris Int’l., Inc.	7,585	443,950
Proctor & Gamble Co.	11,647	749,251
Reynolds American, Inc.	1,406	45,864
Safeway, Inc.	1,536	34,545
Sara Lee Corp.	2,676	46,857
SUPERVALU, Inc.	882	8,494
Sysco Corp.	2,456	72,206
Tyson Foods, Inc. Cl A	1,263	21,749
Wal-Mart Stores, Inc.	8,217	443,143
Walgreen Co.	3,882	151,243
Whole Foods Market, Inc.*	604	30,556
		5,083,098
ENERGY (11.5%)
Anadarko Petroleum Corp.	2,104	160,241
Apache Corp.	1,534	182,899
Baker Hughes, Inc.	1,783	101,934
Cabot Oil & Gas Corp.	429	16,238
Cameron International Corp.*	1,016	51,542
Chesapeake Energy Corp.	2,766	71,667
Chevron Corp.	8,481	773,891
ConocoPhillips	6,205	422,561
Consol Energy, Inc.	946	46,108
Denbury Resources, Inc.*	1,666	31,804
Devon Energy Corp.	1,814	142,417
Diamond Offshore Drilling, Inc	291	19,459
El Paso Corp.	2,963	40,771
EOG Resources, Inc.	1,053	96,255
EQT Corp.	621	27,846
Exxon Mobil Corp.	21,142	1,545,898
FMC Technologies, Inc.*	511	45,433
Halliburton Co.	3,823	156,093

Helmerich & Payne, Inc.	444	21,525
Hess Corp.	1,234	94,450
Marathon Oil Corp.	2,971	110,016
Massey Energy Co.	422	22,640
Murphy Oil Corp.	794	59,193
Nabors Industries Ltd.*	1,195	28,035
National Oilwell Varco, Inc.	1,740	117,015
Newfield Exploration Co.*	558	40,237
Noble Energy, Inc.	725	62,408
Occidental Petroleum Corp.	3,391	332,657
Peabody Energy Corp.	1,129	72,233
Pioneer Natural Resources Co.	488	42,368
QEP Resources, Inc.*	747	27,124
Range Resources Corp.	667	30,002
Rowan Cos., Inc.*	520	18,153
Schlumberger Ltd.	5,691	475,199
Southwestern Energy Co.*	1,444	54,049
Spectra Energy Corp.	2,718	67,923
Sunoco, Inc.	514	20,719
Tesoro Corp.	594	11,013
Valero Energy Corp.	2,376	54,933
Williams Cos., Inc.	2,414	59,674
		5,754,623
FINANCIALS (15.3%)
ACE Ltd.	1,428	88,893
Aflac, Inc.	1,934	109,136
Allstate Corp.	2,253	71,826
American Express Co.	4,436	190,393
American Int’l. Group, Inc.*	584	33,650
Ameriprise Financial, Inc.	1,044	60,082
Aon Corp.	1,360	62,574
Apartment Investment & Management Co. Cl A	492	12,713
Assurant, Inc.	450	17,334
AvalonBay Communities, Inc.	354	39,843
Bank of America Corp.	42,018	560,520
Bank of New York Mellon Corp.	5,216	157,523
BB&T Corp.	2,918	76,714
Berkshire Hathaway, Inc. Cl B*	7,240	579,996
Boston Properties, Inc.	581	50,024
Capital One Financial Corp.	1,939	82,524
CB Richard Ellis Group, Inc. Cl A*	1,216	24,904
Charles Schwab Corp.	4,155	71,092
Chubb Corp.	1,286	76,697
Cincinnati Financial Corp.	686	21,739
Citigroup, Inc.*	120,149	568,305
CME Group, Inc.	283	91,055
Comerica, Inc.	729	30,793
Discover Financial Svcs.	2,349	43,527
E*Trade Financial Corp.*	814	13,024

Equity Residential	1,184	61,509
Federated Investors, Inc. Cl B	383	10,023
Fifth Third Bancorp	3,295	48,371
First Horizon National Corp.*	967	11,388
Franklin Resources, Inc.	622	69,173
Genworth Financial, Inc. Cl A*	2,036	26,753
Goldman Sachs Group, Inc.	2,145	360,703
Hartford Financial Svcs. Group, Inc.	1,839	48,715
HCP, Inc.	1,345	49,483
Health Care REIT, Inc.	600	28,584
Host Hotels & Resorts, Inc.	2,738	48,928
Hudson City Bancorp, Inc.	2,189	27,888
Huntington Bancshares, Inc.	2,968	20,390
IntercontinentalExchange, Inc.*	301	35,864
Invesco Ltd.	1,921	46,219
Janus Capital Group, Inc.	767	9,948
JPMorgan Chase & Co.	16,412	696,197
KeyCorp	3,567	31,568
Kimco Realty Corp.	1,670	30,127
Legg Mason, Inc.	630	22,850
Leucadia National Corp.*	821	23,957
Lincoln National Corp.	1,311	36,459
Loews Corp.	1,325	51,556
M&T Bank Corp.	499	43,438
Marsh & McLennan Cos., Inc.	2,264	61,898
Marshall & Ilsley Corp.	1,880	13,010
MetLife, Inc.	3,774	167,717
Moody’s Corp.	864	22,931
Morgan Stanley	6,259	170,307
Nasdaq OMX Group, Inc.*	589	13,965
Northern Trust Corp.	1,023	56,684
NYSE Euronext	1,091	32,708
People’s United Financial, Inc.	1,547	21,673
Plum Creek Timber Co., Inc.	677	25,354
PNC Financial Svcs. Grp., Inc.	2,200	133,584
Principal Financial Grp., Inc.	1,352	44,021
Progressive Corp.	2,798	55,596
ProLogis	2,362	34,107
Prudential Financial, Inc.	2,013	118,183
Public Storage	580	58,824
Regions Financial Corp.	5,066	35,462
Simon Property Group, Inc.	1,222	121,577
SLM Corp.*	2,031	25,570
State Street Corp.	2,110	97,777
SunTrust Banks, Inc.	2,018	59,551
T. Rowe Price Group, Inc.	1,066	68,800
Torchmark Corp.	336	20,073
Travelers Cos., Inc.	1,923	107,130
U.S. Bancorp	8,030	216,569

Unum Group	1,316	31,874
Ventas, Inc.	652	34,217
Vornado Realty Trust	685	57,081
Wells Fargo & Co.	21,881	678,092
Weyerhaeuser Co.	2,218	41,987
XL Capital Ltd. Cl A*	1,332	29,064
Zions Bancorporation	733	17,761
		7,648,119
HEALTH CARE (10.4%)
Abbott Laboratories	6,514	312,086
Aetna, Inc.	1,673	51,043
Agilent Technologies, Inc.*	1,410	58,416
Allergan, Inc.	1,284	88,172
AmerisourceBergen Corp.	1,143	38,999
Amgen, Inc.*	3,887	213,396
Bard (C.R.), Inc.	387	35,515
Baxter International, Inc.	2,468	124,930
Becton, Dickinson & Co.	960	81,139
Biogen Idec, Inc.*	990	66,380
Boston Scientific Corp.*	6,075	45,988
Bristol-Myers Squibb Co.	7,211	190,947
Cardinal Health, Inc.	1,436	55,013
CareFusion Corp.*	914	23,490
Celgene Corp.*	1,959	115,855
Cephalon, Inc.*	306	18,886
Cerner Corp.*	289	27,380
CIGNA Corp.	1,124	41,206
Coventry Health Care, Inc.*	623	16,447
DaVita, Inc.*	404	28,074
Dentsply International, Inc.	592	20,229
Express Scripts, Inc.*	2,193	118,532
Forest Laboratories, Inc.*	1,224	39,144
Genzyme Corp.*	1,083	77,110
Gilead Sciences, Inc.*	3,452	125,100
Hospira, Inc.*	703	39,150
Humana, Inc.*	703	38,482
Intuitive Surgical, Inc.*	162	41,756
Johnson & Johnson	11,538	713,625
King Pharmaceuticals, Inc.*	1,054	14,809
Laboratory Corp. of America Hldgs.*	426	37,454
Life Technologies Corp.*	787	43,679
Lilly (Eli) & Co.	4,265	149,446
McKesson Corp.	1,053	74,110
Medco Health Solutions, Inc.*	1,764	108,080
Medtronic, Inc.	4,395	163,011
Merck & Co., Inc.	13,064	470,827
Mylan, Inc.*	1,816	38,372
Patterson Cos., Inc.	405	12,405
PerkinElmer, Inc.	494	12,755

Pfizer, Inc.	33,834	592,433
Quest Diagnostics, Inc.	588	31,734
St. Jude Medical, Inc.*	1,421	60,748
Stryker Corp.	1,429	76,737
Tenet Healthcare Corp.*	2,031	13,587
Thermo Fisher Scientific, Inc.*	1,652	91,455
UnitedHealth Group, Inc.	4,673	168,742
Varian Medical Systems, Inc.*	494	34,224
Waters Corp.*	383	29,763
Watson Pharmaceuticals, Inc.*	526	27,168
WellPoint, Inc.*	1,658	94,274
Zimmer Hldgs., Inc.*	822	44,125
		5,236,428
INDUSTRIALS (10.5%)
3M Co.	2,994	258,382
Avery Dennison Corp.	450	19,053
Boeing Co.	3,038	198,260
Caterpillar, Inc.	2,682	251,196
Cintas Corp.	527	14,735
CSX Corp.	1,576	101,825
Cummins, Inc.	829	91,198
Danaher Corp.	2,249	106,085
Deere & Co.	1,788	148,493
Donnelley (R.R.) & Sons Co.	862	15,059
Dover Corp.	780	45,591
Dun & Bradstreet Corp.	207	16,993
Eaton Corp.	711	72,174
Emerson Electric Co.	3,162	180,772
Equifax, Inc.	516	18,370
Expeditors Int’l. of Wash.	902	49,249
Fastenal Co.	612	36,665
FedEx Corp.	1,338	124,447
Flowserve Corp.	234	27,897
Fluor Corp.	741	49,099
General Dynamics Corp.	1,591	112,897
General Electric Co.	44,919	821,569
Goodrich Corp.	527	46,413
Grainger (W.W.), Inc.	244	33,699
Honeywell International, Inc.	3,281	174,418
Illinois Tool Works, Inc.	2,060	110,004
Ingersoll-Rand PLC	1,339	63,054
Iron Mountain, Inc.	841	21,033
ITT Corp.	757	39,447
Jacobs Engineering Group, Inc.*	519	23,796
L-3 Communications Hldgs., Inc.	478	33,694
Lockheed Martin Corp.	1,246	87,108
Masco Corp.	1,503	19,028
Norfolk Southern Corp.	1,527	95,926
Northrop Grumman Corp.	1,230	79,679

Paccar, Inc.	1,544	88,657
Pall Corp.	484	23,997
Parker Hannifin Corp.	676	58,339
Pitney Bowes, Inc.	853	20,626
Precision Castparts Corp.	590	82,134
Quanta Services, Inc.*	916	18,247
Raytheon Co.	1,536	71,178
Republic Services, Inc.	1,273	38,012
Robert Half Int’l., Inc.	611	18,697
Robinson (C.H.) Worldwide, Inc.	695	55,732
Rockwell Automation, Inc.	593	42,524
Rockwell Collins, Inc.	654	38,102
Roper Industries, Inc.	396	30,266
Ryder System, Inc.	215	11,318
Snap-On, Inc.	243	13,749
Southwest Airlines Co.	3,055	39,654
Stericycle, Inc.*	359	29,050
Textron, Inc.	1,142	26,997
Tyco International Ltd.	2,067	85,656
Union Pacific Corp.	2,093	193,937
United Parcel Service, Inc. Cl B	4,182	303,530
United Technologies Corp.	3,870	304,646
Waste Management, Inc.	2,000	73,740
		5,256,096
INFORMATION TECHNOLOGY (17.7%)
Adobe Systems, Inc.*	2,119	65,223
Advanced Micro Devices, Inc.*	2,422	19,812
Akamai Technologies, Inc.*	762	35,852
Altera Corp.	1,304	46,396
Amphenol Corp. Cl A	729	38,477
Analog Devices, Inc.	1,240	46,711
Apple, Inc.*	3,841	1,238,948
Applied Materials, Inc.	5,463	76,755
Autodesk, Inc.*	939	35,870
Automatic Data Processing, Inc.	2,064	95,522
BMC Software, Inc.*	747	35,214
Broadcom Corp. Cl A	1,915	83,398
CA, Inc.	1,597	39,031
Cisco Systems, Inc.*	23,437	474,131
Citrix Systems, Inc.*	777	53,155
Cognizant Technology Solutions*	1,238	90,733
Computer Sciences Corp.	645	31,992
Compuware Corp.*	918	10,713
Corning, Inc.	6,462	124,846
Dell, Inc.*	6,893	93,400
eBay, Inc.*	4,886	135,977
Electronic Arts, Inc.*	1,388	22,735
EMC Corp.*	8,514	194,971
F5 Networks, Inc.*	329	42,823

Fidelity Nat’l. Information Svcs., Inc.	1,122	30,732
First Solar, Inc.*	229	29,802
Fiserv, Inc.*	622	36,424
FLIR Systems, Inc.*	654	19,457
Google, Inc.*	1,045	620,699
Harris Corp.	540	24,462
Hewlett-Packard Co.	9,497	399,824
Int’l. Business Machines Corp.	5,183	760,657
Intel Corp.	23,196	487,812
Intuit, Inc.*	1,166	57,484
Jabil Circuit, Inc.	808	16,233
JDS Uniphase Corp.*	925	13,394
Juniper Networks, Inc.*	2,183	80,596
KLA-Tencor Corp.	695	26,855
Lexmark International, Inc. Cl A*	332	11,560
Linear Technology Corp.	936	32,376
LSI Corp.*	2,583	15,472
MasterCard, Inc.	410	91,885
McAfee, Inc.*	648	30,009
MEMC Electronic Materials, Inc.*	938	10,562
Microchip Technology, Inc.	784	26,821
Micron Technology, Inc.*	3,565	28,591
Microsoft Corp.	31,510	879,759
Molex, Inc.	580	13,178
Monster Worldwide, Inc.*	544	12,855
Motorola, Inc.*	9,867	89,494
National Semiconductor Corp.	993	13,664
NetApp, Inc.*	1,514	83,209
Novell, Inc.*	1,474	8,726
Novellus Systems, Inc.*	379	12,249
Nvidia Corp.*	2,414	37,176
Oracle Corp.	15,403	482,114
Paychex, Inc.	1,335	41,265
QLogic Corp.*	449	7,642
QUALCOMM, Inc.	6,777	335,394
Red Hat, Inc.*	801	36,566
SAIC, Inc.*	1,219	19,333
Salesforce.com, inc.*	494	65,208
SanDisk Corp.*	978	48,763
Symantec Corp.*	3,286	55,008
Tellabs, Inc.	1,535	10,407
Teradata Corp.*	692	28,483
Teradyne, Inc.*	753	10,572
Texas Instruments, Inc.	4,892	158,990
Total System Services, Inc.	682	10,489
VeriSign, Inc.*	713	23,294
Visa, Inc. Cl A	2,028	142,731
Western Digital Corp.*	965	32,714
Western Union Co.	2,733	50,752

Xerox Corp.	5,832	67,185
Xilinx, Inc.	1,102	31,936
Yahoo!, Inc.*	5,462	90,833
		8,884,381
MATERIALS (3.5%)
Air Products & Chemicals, Inc.	891	81,036
Airgas, Inc.	311	19,425
AK Steel Hldg. Corp.	436	7,137
Alcoa, Inc.	4,265	65,638
Allegheny Technologies, Inc.	390	21,520
Ball Corp.	373	25,383
Bemis Co., Inc.	448	14,632
CF Industries Hldgs., Inc.	291	39,329
Cliffs Natural Resources, Inc.	563	43,920
Dow Chemical Co.	4,892	167,013
Du Pont (E.I.) de Nemours & Co.	3,801	189,594
Eastman Chemical Co.	303	25,476
Ecolab, Inc.	966	48,706
FMC Corp.	304	24,287
Freeport-McMoRan Copper & Gold, Inc.	1,935	232,374
Int’l. Flavors & Fragrances, Inc.	335	18,623
International Paper Co.	1,800	49,032
MeadWestvaco Corp.	704	18,417
Monsanto Co.	2,186	152,233
Newmont Mining Corp.	2,075	127,467
Nucor Corp.	1,313	57,536
Owens-Illinois, Inc.*	690	21,183
PPG Industries, Inc.	680	57,168
Praxair, Inc.	1,282	122,393
Sealed Air Corp.	666	16,950
Sherwin-Williams Co.	374	31,323
Sigma-Aldrich Corp.	508	33,812
Titanium Metals Corp.*	358	6,150
United States Steel Corp.	584	34,117
Vulcan Materials Co.	549	24,354
		1,776,228
TELECOMMUNICATION SERVICES (3.0%)
American Tower Corp. Cl A*	1,681	86,807
AT&T, Inc.	24,862	730,446
CenturyLink, Inc.	1,271	58,682
Frontier Communications Corp.	4,231	41,168
MetroPCS Communications, Inc.*	1,118	14,120
Qwest Communications Int’l., Inc.	7,318	55,690
Sprint Nextel Corp.*	12,544	53,061
Verizon Communications, Inc.	11,946	427,428
Windstream Corp.	2,040	28,438
		1,495,840
UTILITIES (3.1%)
AES Corp.*	2,747	33,458

Allegheny Energy, Inc.	707	17,138
Ameren Corp.	1,013	28,556
American Electric Power Co., Inc.	2,025	72,860
CenterPoint Energy, Inc.	1,778	27,950
CMS Energy Corp.	1,028	19,121
Consolidated Edison, Inc.	1,222	60,575
Constellation Energy Group, Inc.	831	25,454
Dominion Resources, Inc.	2,425	103,596
DTE Energy Co.	712	32,268
Duke Energy Corp.	5,559	99,006
Edison International	1,359	52,457
Entergy Corp.	762	53,972
Exelon Corp.	2,770	115,343
FirstEnergy Corp.	1,273	47,126
Integrys Energy Group, Inc.	328	15,911
NextEra Energy, Inc.	1,743	90,619
Nicor, Inc.	192	9,585
NiSource, Inc.	1,176	20,721
Northeast Utilities	742	23,655
NRG Energy, Inc.*	1,019	19,911
Oneok, Inc.	445	24,684
Pepco Hldgs., Inc.	947	17,283
PG&E Corp.	1,641	78,505
Pinnacle West Capital Corp.	458	18,984
PPL Corp.	2,002	52,693
Progress Energy Enterprise	1,234	53,654
Public Svc. Enterprise Group, Inc.	2,126	67,628
SCANA Corp.	476	19,326
Sempra Energy	1,002	52,585
Southern Co.	3,504	133,958
TECO Energy, Inc.	896	15,949
Wisconsin Energy Corp.	491	28,900
Xcel Energy, Inc.	1,929	45,428
		1,578,859
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $43,444,437) 95.2%		47,796,705

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (1.4%)
U.S. Treasury Bill (1)	AAA	0.14	03/31/11	500,000	499,835
U.S. Treasury Bill (1)	AAA	0.16	03/03/11	200,000	199,959
					699,794
U.S. GOVERNMENT AGENCIES (2.0%)
Farmer Mac	AAA	0.01	01/03/11	1,000,000	999,999
COMMERCIAL PAPER (1.2%)
General Electric Capital Corp.	A-1+	0.15	01/31/11	600,000	599,925
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $2,299,699) 4.6%					2,299,718

TEMPORARY CASH INVESTMENTS (2) (Cost: $63,000) 0.1%	63,000

TOTAL INVESTMENTS (Cost: $45,807,136) 99.9%	50,159,423

OTHER NET ASSETS 0.1%	52,679

NET ASSETS 100.0%	$50,212,102

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MID-CAP EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2010

	Shares	Value
INDEXED ASSETS:
COMMON STOCKS:
CONSUMER DISCRETIONARY (13.8%)
99 Cents Only Stores*	1,375	21,918
Aaron’s, Inc.*	2,059	41,983
Advance Auto Parts, Inc.	2,488	164,581
Aeropostale, Inc.*	2,665	65,666
American Eagle Outfitters, Inc.	5,720	83,684
American Greetings Corp. Cl A	1,158	25,661
AnnTaylor Stores Corp.*	1,683	46,097
Ascena Retail Group, Inc.*	2,013	53,183
Bally Technologies, Inc.*	1,550	65,395
Barnes & Noble, Inc.	1,157	16,372
Bob Evans Farms, Inc.	879	28,972
BorgWarner, Inc.*	3,300	238,783
Boyd Gaming Corp.*	1,670	17,702
Brinker International, Inc.	2,663	55,603
Career Education Corp.*	1,898	39,346
Cheesecake Factory, Inc.*	1,703	52,214
Chico’s FAS, Inc.	5,140	61,834
Chipotle Mexican Grill, Inc. Cl A*	882	187,566
Collective Brands, Inc.*	1,888	39,837
Deckers Outdoor Corp.*	1,078	85,960
Dick’s Sporting Goods, Inc.*	2,530	94,875
Dollar Tree, Inc.*	3,672	205,926
DreamWorks Animation SKG Cl A*	2,108	62,123
Eastman Kodak Co.*	7,613	40,806
Foot Locker, Inc.	4,456	87,427
Fossil, Inc.*	1,487	104,804
Gentex Corp.	4,058	119,954
Guess?, Inc.	1,803	85,318
Hanesbrands, Inc.*	2,817	71,552
Harte-Hanks, Inc.	1,135	14,494
International Speedway Corp. Cl A	849	22,218
ITT Educational Svcs., Inc.*	749	47,704
J. Crew Group, Inc.*	1,863	80,370
KB Home	2,075	27,992
Lamar Advertising Co. Cl A*	1,640	65,338
Life Time Fitness, Inc.*	1,221	50,049
LKQ Corp.*	4,218	95,833
Matthews International Corp. Cl A	857	29,978
MDC Hldgs., Inc.	1,089	31,331
Mohawk Industries, Inc.*	1,640	93,086
New York Times Co. Cl A*	3,370	33,026
NVR, Inc.*	164	113,327
Office Depot, Inc.*	8,020	43,308
Panera Bread Co. Cl A*	876	88,660
PetSmart, Inc.	3,395	135,189

Phillips-Van Heusen Corp.	1,902	119,845
Polaris Industries, Inc.*	986	76,928
Regis Corp.	1,650	27,390
Rent-A-Center, Inc.*	1,831	59,105
Ryland Group, Inc.	1,277	21,747
Saks, Inc.*	4,664	49,905
Scholastic Corp.	680	20,087
Scientific Games Corp. Cl A*	1,804	17,968
Service Corp. International	6,983	57,610
Sotheby’s	1,894	85,230
Strayer Education, Inc.	390	59,366
The Warnaco Group, Inc.*	1,253	69,003
Thor Industries, Inc.	1,221	41,465
Timberland Co.*	1,115	27,418
Toll Brothers, Inc.*	4,177	79,363
Tractor Supply Co.	2,133	103,429
Tupperware Brands Corp.	1,799	85,758
Under Armour, Inc. Cl A*	1,000	54,840
Wendy’s/Arby’s Group, Inc. Cl A	9,213	42,564
Wiley (John) & Sons, Inc. Cl A	1,355	61,300
Williams-Sonoma, Inc.	3,002	107,141
WMS Industries, Inc.*	1,665	75,325
		4,579,832
CONSUMER STAPLES (3.5%)
Alberto-Culver Co.	2,497	92,489
BJ’s Wholesale Club, Inc.*	1,590	76,161
Church & Dwight Co., Inc.	2,037	140,594
Corn Products Int’l., Inc.	2,205	101,430
Energizer Hldgs., Inc.*	2,052	149,591
Flowers Foods, Inc.	2,196	59,094
Green Mountain Coffee Roasters, Inc.*	3,298	108,372
Hansen Natural Corp.*	1,927	100,744
Lancaster Colony Corp.	554	31,689
Ralcorp Hldgs., Inc.*	1,568	101,936
Ruddick Corp.	1,258	46,345
Smithfield Foods, Inc.*	4,797	98,962
Tootsie Roll Industries, Inc.	714	20,685
Universal Corp.	693	28,205
		1,156,297
ENERGY (5.7%)
Arch Coal, Inc.	4,704	164,922
Atwood Oceanics, Inc.*	1,624	60,689
Bill Barrett Corp.*	1,322	54,374
Cimarex Energy Co.	2,465	218,226
Comstock Resources, Inc.*	1,371	33,672
Dril-Quip, Inc.*	1,009	78,419
Exterran Hldgs., Inc.*	1,810	43,349
Forest Oil Corp.*	3,263	123,896
Frontier Oil Corp.	3,051	54,949

Helix Energy Solutions Group*	3,150	38,241
Oceaneering Int’l., Inc.*	1,553	114,347
Overseas Shipholding Group, Inc.	784	27,769
Patriot Coal Corp.*	2,277	44,105
Patterson-UTI Energy, Inc.	4,505	97,083
Plains Exploration & Production Co.*	4,081	131,163
Pride International, Inc.*	5,136	169,488
Quicksilver Resources, Inc.*	3,426	50,499
SM Energy Co.*	1,804	106,310
Southern Union Co.	3,636	87,519
Superior Energy Services, Inc.*	2,251	78,762
Tidewater, Inc.	1,489	80,168
Unit Corp.*	1,151	53,498
		1,911,448
FINANCIALS (19.0%)
Affiliated Managers Group, Inc.*	1,484	147,242
Alexandria Real Estate Equities, Inc.	1,614	118,242
AMB Property Corp.	4,852	153,857
American Financial Group, Inc.	2,296	74,138
Apollo Investment Corp.	5,741	63,553
Associated Banc-Corp.	5,030	76,205
Astoria Financial Corp.	2,396	33,328
BancorpSouth, Inc.	2,105	33,575
Bank of Hawaii Corp.	1,401	66,141
Berkley (W.R.) Corp.	3,479	95,255
BRE Properties, Inc.	1,849	80,432
Brown & Brown, Inc.	3,389	81,133
Camden Property Trust	1,982	106,988
Cathay General Bancorp	2,263	37,792
City National Corp.	1,320	80,995
Commerce Bancshares, Inc.	2,242	89,075
Corporate Office Pptys. Trust	1,927	67,349
Cousins Properties, Inc.	3,118	26,004
Cullen/Frost Bankers, Inc.	1,756	107,327
Duke Realty Corp.	7,401	92,216
East West Bancorp, Inc.	4,303	84,124
Eaton Vance Corp.	3,424	103,508
Equity One, Inc.	1,335	24,270
Essex Property Trust, Inc.	909	103,826
Everest Re Group Ltd.	1,595	135,288
Federal Realty Investment Trust	1,769	137,858
Fidelity Nat’l. Financial, Inc. Cl A	6,553	89,645
First American Financial Corp.	3,033	45,313
First Niagara Financial Group, Inc.	6,098	85,250
FirstMerit Corp.	3,140	62,141
Fulton Financial Corp.	5,787	59,838
Gallagher (Arthur J.) & Co.	3,098	90,090
Greenhill & Co., Inc.	728	59,463
Hanover Insurance Group, Inc.	1,308	61,110

HCC Insurance Hldgs., Inc.	3,381	97,846
Highwoods Properties, Inc.	2,071	65,961
Hospitality Properties Trust	3,542	81,608
International Bancshares Corp.	1,531	30,666
Jefferies Group, Inc.	3,517	93,658
Jones Lang LaSalle, Inc.	1,227	102,970
Liberty Property Trust	3,280	104,698
Mack-Cali Realty Corp.	2,292	75,774
Mercury General Corp.	1,051	45,204
MSCI, Inc. Cl A*	3,382	131,763
Nationwide Health Pptys., Inc.	3,628	131,987
New York Community Bancorp, Inc.	12,694	239,277
NewAlliance Bancshares, Inc.	3,063	45,884
Old Republic Int’l. Corp.	7,403	100,903
OMEGA Healthcare Investors, Inc.	2,813	63,124
PacWest Bancorp	904	19,328
Potlatch Corp.	1,122	36,521
Prosperity Bancshares, Inc.	1,353	53,146
Protective Life Corp.	2,501	66,627
Raymond James Financial, Inc.	2,865	93,686
Rayonier, Inc.	2,306	121,111
Realty Income Corp.	3,374	115,391
Regency Centers Corp.	2,350	99,264
Reinsurance Grp. of America, Inc.	2,118	113,758
SEI Investments Co.	4,197	99,847
Senior Housing Pptys. Trust	4,008	87,936
SL Green Realty Corp	2,257	152,370
StanCorp Financial Group, Inc.	1,341	60,533
SVB Financial Group*	1,190	63,130
Synovus Financial Corp.	22,458	59,289
TCF Financial Corp.	3,600	53,316
The Macerich Co.	3,657	173,232
Transatlantic Hldgs., Inc.	1,843	95,136
Trustmark Corp.	1,646	40,887
UDR, Inc.	5,277	124,115
Unitrin, Inc.	1,439	35,313
Valley National Bancorp	4,644	66,409
Waddell & Reed Financial, Inc. Cl A	2,446	86,319
Washington Federal, Inc.	3,252	55,024
Webster Financial Corp.	1,882	37,075
Weingarten Realty Investors	3,484	82,780
Westamerica Bancorporation	850	47,150
		6,322,587
HEALTH CARE (10.7%)
Allscripts Healthcare Solutions, Inc.*	5,271	101,572
Beckman Coulter, Inc.	2,018	151,814
Bio-Rad Laboratories, Inc. Cl A*	573	59,506
Charles River Laboratories Int’l., Inc.*	1,682	59,778
Community Health Systems, Inc.*	2,761	103,179

Covance, Inc.*	1,886	96,959
Edwards Lifesciences Corp.*	3,212	259,653
Endo Pharmaceuticals Hldgs., Inc.*	3,445	123,021
Gen-Probe, Inc.*	1,397	81,515
Health Management Associates, Inc. Cl A*	7,435	70,930
Health Net, Inc.*	2,723	74,311
Hill-Rom Hldgs., Inc.	1,864	73,386
Hologic, Inc.*	7,508	141,301
IDEXX Laboratories, Inc.*	1,653	114,421
Immucor, Inc.*	2,045	40,552
Kindred Healthcare, Inc.*	1,161	21,328
Kinetic Concepts, Inc.*	1,833	76,766
LifePoint Hospitals, Inc.*	1,542	56,669
Lincare Hldgs., Inc.*	2,879	77,244
Masimo Corp.	1,720	50,000
Medicis Pharmaceutical Corp. Cl A	1,774	47,525
Mednax, Inc.*	1,385	93,197
Mettler-Toledo Int’l., Inc.*	936	141,533
Omnicare, Inc.	3,334	84,650
Owens & Minor, Inc.	1,822	53,621
Perrigo Co.	2,432	154,019
Pharmaceutical Product Development, Inc.	3,497	94,909
ResMed, Inc.*	4,321	149,679
Schein (Henry), Inc.*	2,663	163,482
Steris Corp.	1,711	62,383
Techne Corp.	1,074	70,530
Teleflex, Inc.	1,166	62,742
Thoratec Corp.*	1,692	47,917
United Therapeutics Corp.*	1,472	93,060
Universal Health Svcs., Inc. Cl B	2,831	122,922
VCA Antech, Inc.*	2,526	58,831
Vertex Pharmaceuticals, Inc.*	5,760	201,773
WellCare Health Plans, Inc.*	1,248	37,715
		3,574,393
INDUSTRIALS (15.6%)
Acuity Brands, Inc.	1,228	70,819
Aecom Technology Corp.*	3,393	94,902
AGCO Corp.*	2,645	133,996
AirTran Hldgs., Inc.*	3,920	28,969
Alaska Air Group, Inc.*	1,056	59,865
Alexander & Baldwin, Inc.	1,199	47,996
Alliant TechSystems, Inc.*	958	71,304
AMETEK, Inc.	4,676	183,513
Baldor Electric Co.	1,368	86,239
BE Aerospace, Inc.*	2,936	108,720
Bucyrus International, Inc.	2,357	210,716
Carlisle Cos., Inc.	1,769	70,300
Clean Harbors, Inc.*	656	55,156
Con-way, Inc.	1,580	57,781

Copart, Inc.*	2,035	76,007
Corporate Executive Board Co.	989	37,137
Corrections Corp. of America*	3,176	79,591
Crane Co.	1,343	55,157
Deluxe Corp.	1,477	34,001
Donaldson Co., Inc.	2,198	128,099
FTI Consulting, Inc.*	1,349	50,291
Gardner Denver, Inc.	1,544	106,258
GATX Corp.	1,355	47,804
Graco, Inc.	1,729	68,209
Granite Construction, Inc.	975	26,744
Harsco Corp.	2,339	66,240
HNI Corp.	1,292	40,310
Hubbell, Inc. Cl B	1,751	105,288
Hunt (J.B.) Transport Svcs., Inc.	2,578	105,208
IDEX Corp.	2,352	92,010
JetBlue Airways Corp*	5,902	39,012
Joy Global, Inc.	3,016	261,633
Kansas City Southern*	2,995	143,341
KBR, Inc.	4,308	131,265
Kennametal, Inc.	2,384	94,073
Kirby Corp.*	1,555	68,498
Korn/Ferry International*	1,305	30,159
Landstar System, Inc.	1,419	58,094
Lennox International, Inc.	1,313	62,092
Lincoln Electric Hldgs., Inc.	1,225	79,956
Manpower, Inc.	2,312	145,101
Miller (Herman), Inc.	1,666	42,150
Mine Safety Appliances Co.	899	27,986
MSC Industrial Direct Co., Inc. Cl A	1,290	83,450
Navigant Consulting, Inc.*	1,485	13,662
Nordson Corp.	973	89,399
Oshkosh Corp.*	2,678	94,373
Pentair, Inc.	2,868	104,711
Regal-Beloit Corp.	1,106	73,837
Rollins, Inc.	1,839	36,320
Shaw Group, Inc.*	2,444	83,658
SPX Corp.	1,448	103,518
Terex Corp.*	3,063	95,076
The Brink’s Co.	1,350	36,288
Thomas & Betts Corp.*	1,492	72,064
Timken Co.	2,312	110,352
Towers Watson & Co. Cl A	1,298	67,574
Trinity Industries, Inc.	2,366	62,959
United Rentals, Inc.*	1,781	40,518
URS Corp.*	2,382	99,115
Valmont Industries, Inc.	616	54,658
Wabtec Corp.	1,383	73,147
Waste Connections, Inc.*	3,331	91,702

Watsco, Inc.*	823	51,915
Werner Enterprises, Inc.	1,289	29,131
Woodward Governor Co.	1,737	65,242
		5,214,659
INFORMATION TECHNOLOGY (15.1%)
ACI Worldwide, Inc.*	965	25,930
Acxiom Corp.*	2,346	40,234
Adtran, Inc.	1,837	66,518
Advent Software, Inc.*	461	26,701
Alliance Data Systems Corp.*	1,513	107,468
ANSYS, Inc.*	2,602	135,486
AOL, Inc.*	3,124	74,070
Arrow Electronics, Inc.*	3,355	114,909
Atmel Corp.*	13,167	162,217
Avnet, Inc.*	4,389	144,969
Broadridge Financial Solutions, Inc.	3,633	79,672
Cadence Design Systems, Inc.*	7,776	64,230
Ciena Corp.*	2,638	55,530
CommScope, Inc.*	2,616	81,672
Concur Technologies, Inc.*	1,311	68,080
Convergys Corp.*	3,515	46,293
CoreLogic, Inc.	3,037	56,245
Cree, Inc.*	3,115	205,247
Diebold, Inc.	1,907	61,119
Digital River, Inc.*	1,157	39,824
DST Systems, Inc.	1,040	46,124
Equinix, Inc.*	1,374	111,651
FactSet Research Systems, Inc.	1,351	126,670
Fair Isaac Corp.	1,161	27,133
Fairchild Semiconductor Int’l., Inc.*	3,611	56,368
Gartner, Inc.*	2,078	68,990
Global Payments, Inc.	2,271	104,943
Henry (Jack) & Associates, Inc.	2,490	72,584
Informatica Corp.*	2,702	118,969
Ingram Micro, Inc. Cl A*	4,544	86,745
Integrated Device Technology, Inc.*	4,541	30,243
International Rectifier Corp.*	2,003	59,469
Intersil Corp. Cl A	3,597	54,926
Itron, Inc.*	1,195	66,263
Lam Research Corp.*	3,508	181,644
Lender Processing Svcs., Inc.	2,655	78,376
ManTech International Corp. Cl A*	654	27,030
Mentor Graphics Corp.*	3,181	38,172
Micros Systems, Inc.*	2,363	103,641
National Instruments Corp.	1,695	63,800
NCR Corp.*	4,571	70,256
NeuStar, Inc. Cl A*	2,151	56,034
Parametric Technology Corp.*	3,398	76,557
Plantronics, Inc.	1,385	51,550

Polycom, Inc.*	2,480	96,670
Quest Software, Inc.*	1,740	48,268
Rackspace Hosting, Inc.*	2,768	86,943
RF Micro Devices, Inc.*	7,990	58,727
Riverbed Technology, Inc.*	4,171	146,694
Rovi Corp.*	3,085	191,301
Semtech Corp.*	1,833	41,499
Silicon Laboratories, Inc.*	1,271	58,491
Skyworks Solutions, Inc.*	5,197	148,790
Solera Hldgs., Inc.	2,030	104,180
SRA International, Inc. Cl A*	1,216	24,867
Synopsys, Inc.*	4,277	115,094
Tech Data Corp.*	1,372	60,395
Tibco Software, Inc.*	4,729	93,209
Trimble Navigation Ltd.*	3,441	137,399
ValueClick, Inc.*	2,369	37,975
Vishay Intertechnology, Inc.*	4,745	69,657
Zebra Technologies Corp. Cl A*	1,646	62,532
		5,017,243
MATERIALS (6.6%)
Albemarle Corp.	2,646	147,594
AptarGroup, Inc.	1,957	93,094
Ashland, Inc.	2,288	116,368
Cabot Corp.	1,911	71,949
Carpenter Technology Corp.	1,246	50,139
Commercial Metals Co.	3,277	54,365
Compass Minerals Int’l., Inc.*	943	84,182
Cytec Industries, Inc.	1,417	75,186
Greif, Inc. Cl A	901	55,772
Intrepid Potash, Inc.*	1,267	47,246
Louisiana-Pacific Corp.*	3,769	35,655
Lubrizol Corp.	1,908	203,927
Martin Marietta Materials, Inc	1,333	122,956
Minerals Technologies, Inc.	538	35,191
NewMarket Corp.	287	35,407
Olin Corp.	2,299	47,175
Packaging Corp. of America	2,968	76,693
Reliance Steel & Aluminum Co.	2,140	109,354
Rock-Tenn Co. Cl A	1,121	60,478
RPM International, Inc.	3,770	83,317
Scotts Miracle-Gro Co. Cl A	1,332	67,626
Sensient Technologies Corp.	1,436	52,744
Silgan Hldgs., Inc.	1,461	52,318
Sonoco Products Co.	2,993	100,774
Steel Dynamics, Inc.	6,143	112,417
Temple-Inland, Inc.	3,172	67,373
Valspar Corp.	2,866	98,820
Worthington Industries, Inc.	1,604	29,514
		2,187,634

TELECOMMUNICATION SERVICES (0.8%)
Cincinnati Bell, Inc.*	5,992	16,778
Syniverse Hldgs., Inc.*	2,037	62,841
Telephone & Data Systems, Inc.	2,661	97,260
tw telecom inc*	4,400	75,020
		251,899
UTILITIES (5.7%)
AGL Resources, Inc.	2,278	81,666
Alliant Energy Corp.	3,241	119,172
Aqua America, Inc.	4,032	90,639
Atmos Energy Corp.	2,627	81,962
Black Hills Corp.	1,144	34,320
Cleco Corp.	1,765	54,291
DPL, Inc.	3,437	88,365
Dynegy, Inc. Cl A*	2,970	16,691
Energen Corp.	2,086	100,670
Great Plains Energy, Inc.	3,934	76,280
Hawaiian Electric Industries, Inc.	2,748	62,627
Idacorp, Inc.	1,430	52,881
MDU Resources Group	5,525	111,992
National Fuel Gas Co.	2,379	156,110
NSTAR	3,014	127,161
NV Energy, Inc.	6,816	95,765
OGE Energy Corp.	2,813	128,104
PNM Resources, Inc.	2,500	32,550
Questar Corp.	5,067	88,216
UGI Corp.	3,194	100,867
Vectren Corp.	2,389	60,633
Westar Energy, Inc.	3,234	81,367
WGL Hldgs., Inc.	1,500	53,655
		1,895,984
TOTAL INDEXED ASSETS - COMMON STOCKS (Cost: $27,604,339) 96.5%		32,111,976

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.6%)
U.S. Treasury Bill (1)	AAA	0.16	03/03/11	200,000	199,958
COMMERCIAL PAPER (2.4%)
General Electric Capital Corp.	A-1+	0.15	01/31/11	790,000	789,902
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $989,849) 3.0%					989,860

TEMPORARY CASH INVESTMENTS (2) (Cost: $157,800) 0.5%					157,800

TOTAL INVESTMENTS (Cost: $28,751,988) 100.0%					33,259,636

OTHER NET ASSETS 0.0% (3)					16,999

NET ASSETS 100.0%					$33,276,635

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. -  SMALL CAP VALUE FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2010

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (7.8%)
Bassett Furniture Industries, Inc.*	4,519	18,980
CPI Corp.	2,928	66,026
Dillard’s, Inc. Cl A	3,205	121,598
Pep Boys - Manny, Moe & Jack	3,827	51,397
Rent-A-Center, Inc.*	2,812	90,771
Shutterfly, Inc.*	1,174	41,125
Tupperware Brands Corp.	934	44,524
Wolverine World Wide, Inc.	1,832	58,404
		492,825

CONSUMER STAPLES (0.4%)
Vector Group Ltd.	1,285	22,256

ENERGY (7.4%)
Brigham Exploration Co.*	3,971	108,170
Energy XXI (Bermuda) Ltd.*	1,609	44,527
Hornbeck Offshore Svcs., Inc.*	2,691	56,188
Houston American Energy Corp.*	1,398	25,290
MarkWest Energy Partners LP	1,938	83,935
McMoRan Exploration Co.*	8,546	146,475
		464,585

FINANCIALS (34.8%)
AmTrust Financial Svcs., Inc.	1,085	18,988
Ashford Hospitality Trust, Inc.*	9,678	93,393
Aspen Insurance Hldgs. Ltd.	2,138	61,190
Associated Estates Realty Corp.*	2,203	33,684
BancFirst Corp.	818	33,693
Bank Mutual Corp.	3,399	16,247
Bank of Marin Bancorp	536	18,760
Banner Corp.	5,790	13,433
Brookline Bancorp, Inc.	5,478	59,436
Bryn Mawr Bank Corp.	1,610	28,095
Cash America Int’l., Inc.*	1,387	51,222
Chesapeake Lodging Trust*	2,577	48,473
Colonial Properties Trust	3,031	54,710
Dime Community Bancshares	2,673	38,999
EastGroup Properties, Inc.	1,107	46,848
Ellington Financial LLC*	3,926	87,314
FBR Capital Markets Corp.*	907	3,465
FelCor Lodging Trust, Inc.*	7,427	52,286
First Interstate BancSytem, Inc.	2,483	37,841
First Niagara Financial Group, Inc.	3,038	42,471
Forest City Enterprises, Inc. Cl A*	4,194	69,998
Glacier Bancorp, Inc.	3,030	45,783
Hersha Hospitality Trust*	4,261	28,123
Highwoods Properties, Inc.	1,830	58,286
IBERIABANK Corp.	683	40,386
Investors Bancorp, Inc.*	2,807	36,828
KKR Financial Hldgs. LLC	1,980	18,414
Marlin Business Svcs. Corp.*	2,743	34,699
MB Financial, Inc.	2,002	34,675
Meadowbrook Insurance Group, Inc.	6,296	64,534

Medical Properties Trust, Inc.	2,278	24,671
Mid-America Apt. Communities, Inc.	675	42,856
National Retail Pptys., Inc.	1,666	44,149
NBH Hldgs. Co.†***	2,038	39,741
NewAlliance Bancshares, Inc.	4,512	67,590
Northwest Bancshares, Inc.	3,351	39,408
Pennsylvania REIT	4,174	60,648
PHH Corp.*	2,281	52,805
ProAssurance Corp.*	1,041	63,085
Prosperity Bancshares, Inc.	1,051	41,283
S.Y. Bancorp, Inc.	1,889	46,375
SeaBright Hldgs., Inc.	5,264	48,534
Senior Housing Pptys. Trust	2,277	49,957
Signature Bank*	1,121	56,050
SVB Financial Group*	1,297	68,806
Symetra Financial Corp.	2,110	28,907
UMB Financial Corp.	939	38,893
Urstadt Biddle Properties Cl A*	1,454	28,280
Westamerica Bancorporation	1,074	59,575
Westfield Financial, Inc.	1,434	13,265
		2,187,152

HEALTH CARE (4.4%)
Abiomed, Inc.*	1,618	15,549
Allied Healthcare Int’l., Inc.*	8,267	20,750
Alphatec Hldgs., Inc.*	8,180	22,086
American Medical Systems Hldgs., Inc.*	1,428	26,932
Conceptus, Inc.*	3,501	48,314
Enzon Pharmaceuticals, Inc.*	8,551	104,066
RehabCare Group, Inc.*	1,722	40,811
		278,508

INDUSTRIALS (16.0%)
Actuant Corp. Cl A	2,505	66,683
Administaff, Inc.	648	18,986
Alaska Air Group, Inc.*	868	49,207
Ameron International Corp.	1,208	92,255
AZZ, Inc.	1,264	50,573
Cenveo, Inc.*	1,924	10,274
CTPartners Executive Search, Inc.*	530	8,348
EMCOR Group, Inc.*	1,140	33,037
Encore Wire Corp.	2,584	64,807
Force Protection, Inc.*	7,881	43,424
Genesee & Wyoming, Inc. Cl A*	1,602	84,826
Kaydon Corp.	1,756	71,504
Miller Industries, Inc.	3,971	56,507
Mueller Industries, Inc.	2,531	82,764
Old Dominion Freight Line, Inc.*	2,746	87,845
Orion Marine Group, Inc.*	3,982	46,191
SFN Group, Inc.*	3,825	37,332
Tutor Perini Corp.*	2,919	62,496
UniTek Global Services, Inc.*	1,526	14,980
Universal Forest Products, Inc.*	659	25,635
		1,007,674

INFORMATION TECHNOLOGY (8.6%)
ADPT Corp.*	5,660	16,584

Anixter International, Inc.*	721	43,065
Cirrus Logic, Inc.*	1,733	27,693
CommVault Systems, Inc.*	693	19,834
DemandTec, Inc.*	2,025	21,951
Global Cash Access Hldgs., Inc.*	5,399	17,223
Informatica Corp.*	838	36,897
Microsemi Corp.*	1,789	40,968
MKS Instruments, Inc.*	1,459	35,731
Parametric Technology Corp.*	1,946	43,843
Plexus Corp.*	861	26,639
Semtech Corp.*	1,570	35,545
Super Micro Computer, Inc.*	917	10,582
Tibco Software, Inc.*	4,595	90,567
TTM Technologies, Inc.*	3,042	45,356
Websense, Inc.*	1,163	23,551
		536,029

MATERIALS (9.4%)
Buckeye Technologies, Inc.*	2,304	48,407
Commercial Metals Co.	2,886	47,879
Crown Hldgs., Inc.*	4,346	145,069
Cytec Industries, Inc.	1,237	65,635
Kaiser Aluminum Corp.	1,745	87,407
Silgan Hldgs., Inc.	3,176	113,733
Taseko Mines Ltd.*	9,834	51,629
US Gold Corp.*	3,965	31,998
		591,757

TELECOMMUNICATION SERVICES (1.9%)
Alaska Comm. Systems Group, Inc.	1,677	18,615
Consolidated Comms. Hldgs., Inc.	2,750	53,075
Syniverse Hldgs., Inc.*	1,634	50,409
		122,099

UTILITIES (4.8%)
Avista Corp.	2,818	63,461
Black Hills Corp.	872	26,160
Idacorp, Inc.	1,610	59,538
Northwest Natural Gas Co.	942	43,775
PNM Resources, Inc.	3,185	41,469
Unisource Energy Corp.	1,879	67,343
		301,746

TOTAL COMMON STOCKS (Cost: $4,845,525) 95.5%		6,004,631

	Shares	Value
CONVERTIBLE PREFERRED STOCKS:
ENERGY (0.4%)
Energy XXI (Bermuda) Ltd., 7.25%	89	26,411
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost: $8,900) 0.4%		26,411

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (3.2%)
General Electric Capital Corp.	A-1+	0.15	01/31/11	200,000	199,975
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $199,975) 3.2%					199,975

TOTAL INVESTMENTS (Cost: $5,054,400) 99.1%					6,231,017

OTHER NET ASSETS 0.9%					54,516

NET ASSETS 100.0%					$6,285,533

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2010

	Shares	Value
COMMON STOCKS:
CONSUMER DISCRETIONARY (15.3%)
AFC Enterprises, Inc.*	1,560	21,684
American Axle & Mfg. Hldgs., Inc.*	1,125	14,468
California Pizza Kitchen, Inc.*	3,466	59,892
Carter’s, Inc.*	1,899	56,039
Collective Brands, Inc.*	1,930	40,723
Dana Hldg. Corp.*	875	15,059
Deckers Outdoor Corp.*	971	77,428
Denny’s Corp.*	10,585	37,894
Fossil, Inc.*	660	46,517
G-III Apparel Group Ltd.*	1,084	38,103
Lincoln Educational Svcs. Corp.*	2,186	33,905
Maidenform Brands, Inc.*	880	20,918
OfficeMax, Inc.*	5,181	91,704
P.F. Chang’s China Bistro, Inc.	619	29,997
Pinnacle Entertainment, Inc.*	5,571	78,105
Shutterfly, Inc.*	2,215	77,591
Smith & Wesson Hldg. Corp.*	1,012	3,785
Sotheby’s	550	24,750
Steve Madden Ltd.*	1,043	43,514
Tenneco, Inc.*	878	36,138
Tupperware Brands Corp.	622	29,651
		877,865

CONSUMER STAPLES (2.7%)
Diamond Foods, Inc.*	696	37,013
Pantry, Inc.*	2,612	51,874
TreeHouse Foods, Inc.*	833	42,558
Vector Group Ltd.	1,397	24,196
		155,641

ENERGY (6.0%)
Brigham Exploration Co.*	4,074	110,972
Energy XXI (Bermuda) Ltd.*	2,043	56,530
Lufkin Industries, Inc.	719	44,858
MarkWest Energy Partners LP	688	29,797
McMoRan Exploration Co.*	5,930	101,640
		343,797

FINANCIALS (4.2%)
First Financial Bancorp.	1,732	32,007
iShares Russell 2000 Growth Index Fund	310	27,100
PS Business Parks, Inc.	521	29,030
S.Y. Bancorp, Inc.	1,065	26,146
Senior Housing Pptys. Trust	1,505	33,020
Signature Bank*	965	48,250
Stifel Financial Corp.*	689	42,746
		238,299

HEALTH CARE (17.0%)
Abiomed, Inc.*	3,616	34,750
Acorda Therapeutics, Inc.*	1,195	32,576
Alphatec Hldgs., Inc.*	7,015	18,941
American Medical Systems Hldgs., Inc.*	1,731	32,647
Auxilium Pharmaceuticals, Inc.*	668	14,095
Bruker Corp.*	1,873	31,092
Cyberonics, Inc.*	1,597	49,539
DexCom, Inc.*	1,370	18,701

Emergent Biosolutions, Inc.*	1,473	34,557
Enzon Pharmaceuticals, Inc.*	3,745	45,577
Exelixis, Inc.*	5,076	41,674
Geron Corp.*	1,894	9,792
HMS Hldgs. Corp.*	854	55,314
Human Genome Sciences, Inc.*	1,117	26,685
Inspire Pharmaceuticals, Inc.*	3,007	25,259
Insulet Corp.*	840	13,020
IPC The Hospitalist Co.*	1,266	49,387
MedAssets, Inc.*	1,863	37,614
Medidata Solutions, Inc.*	1,522	36,345
Neogen Corp.*	1,239	50,836
NuPathe, Inc.*	1,420	12,865
Omnicell, Inc.*	2,583	37,324
Onyx Pharmaceuticals, Inc.*	936	34,510
Optimer Pharmaceuticals, Inc.*	976	11,039
PAREXEL International Corp.*	1,030	21,867
Quidel Corp.*	1,184	17,109
Salix Pharmaceuticals Ltd.*	1,405	65,979
Seattle Genetics, Inc.*	1,802	26,940
Steris Corp.	1,602	58,409
SXC Health Solutions Corp.*	814	34,888
		979,331

INDUSTRIALS (15.4%)
Acco Brands Corp.*	4,206	35,835
ArvinMeritor, Inc.*	1,541	31,621
Astec Industries, Inc.*	1,070	34,679
Astronics Corp.*	769	16,149
AZZ, Inc.	778	31,128
Belden, Inc.	774	28,499
Clarcor, Inc.	715	30,666
CTPartners Executive Search, Inc.*	747	11,765
EnPro Industries, Inc.*	517	21,487
Genesee & Wyoming, Inc. Cl A*	1,047	55,439
Graham Corp.	1,600	32,000
Great Lakes Dredge & Dock Co.	3,883	28,618
Healthcare Svcs. Group, Inc.	1,982	32,247
Hub Group, Inc. Cl A*	1,053	37,002
JetBlue Airways Corp*	4,113	27,187
Kaydon Corp.	853	34,734
Old Dominion Freight Line, Inc.*	1,587	50,768
Powell Industries, Inc.*	715	23,509
Raven Industries, Inc.*	758	36,149
RBC Bearings, Inc.*	1,188	46,427
Robbins & Myers, Inc.	1,717	61,434
SFN Group, Inc.*	3,345	32,647
Sun Hydraulics Corp.	1,534	57,985
Teledyne Technologies, Inc.*	1,089	47,883
Tutor Perini Corp.*	1,790	38,324
		884,182

INFORMATION TECHNOLOGY (29.3%)
Adtran, Inc.	1,522	55,112
Anaren, Inc.*	1,341	27,960
Ariba, Inc.*	1,797	42,212
Ceragon Networks Ltd.*	2,850	37,563
CommVault Systems, Inc.*	1,886	53,977
comScore, Inc.*	2,085	46,516
Entropic Communications, Inc.*	2,848	34,404
Forrester Research, Inc.*	1,551	54,735

iGATE Corp.	2,040	40,208
Informatica Corp.*	2,197	96,734
Intersil Corp. Cl A	2,355	35,961
Intevac, Inc.*	2,300	32,223
JDA Software Group, Inc.*	1,101	30,828
Lattice Semiconductor Corp.*	5,882	35,645
Lawson Software, Inc.*	4,118	38,092
LogMeIn, Inc.*	1,824	80,876
Mercury Computer Systems, Inc.*	2,883	52,990
Microsemi Corp.*	2,045	46,831
MKS Instruments, Inc.*	1,542	37,764
Monolithic Power Systems, Inc.*	1,868	30,859
Monotype Imaging Hldgs., Inc.*	2,471	27,428
Netlogic Microsystems, Inc.*	1,261	39,608
Parametric Technology Corp.*	3,364	75,791
Plexus Corp.*	2,030	62,808
Polycom, Inc.*	826	32,197
Rackspace Hosting, Inc.*	1,377	43,252
RightNow Technologies, Inc.*	1,873	44,334
Riverbed Technology, Inc.*	2,323	81,700
Rogers Corp.*	1,184	45,288
Sapient Corp.	2,203	26,656
SAVVIS, Inc.*	1,504	38,382
Smith Micro Software, Inc.*	1,304	20,525
Sourcefire, Inc.*	1,858	48,178
SuccessFactors, Inc.*	1,322	38,285
Super Micro Computer, Inc.*	2,320	26,773
Tibco Software, Inc.*	2,563	50,517
Websense, Inc.*	1,790	36,248
Xyratex Ltd.*	1,927	31,429
		1,680,889

MATERIALS (6.4%)
Allied Nevada Gold Corp.*	1,542	40,570
Ferro Corp.*	1,711	25,049
Innophos Hldgs., Inc.	1,622	58,522
Sensient Technologies Corp.	925	33,975
Silgan Hldgs., Inc.	962	34,449
Universal Stainless & Alloy Products, Inc.*	1,192	37,286
US Gold Corp.*	13,183	106,387
Zep, Inc.	1,646	32,722
		368,960

TELECOMMUNICATION SERVICES (1.8%)
Consolidated Comms. Hldgs., Inc.	2,467	47,613
Syniverse Hldgs., Inc.*	1,787	55,129
		102,742

UTILITIES (0.4%)
Northwest Natural Gas Co.	532	24,722

TOTAL COMMON STOCKS (Cost: $4,090,398) 98.5%		5,656,428

TOTAL INVESTMENTS (Cost: $4,090,398) 98.5%		5,656,428

OTHER NET ASSETS 1.5%		85,013

NET ASSETS 100.0%		$5,741,441

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - BOND FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2010

	Rating**	Rate(%)	Maturity	Face Amount	Value
LONG-TERM DEBT SECURITIES:
U.S. GOVERNMENT (32.1%)
U.S. Treasury Bond	AAA	3.50	02/15/39	2,000,000	1,723,438
U.S. Treasury Note	AAA	1.00	12/31/11	1,500,000	1,509,785
U.S. Treasury Note	AAA	1.25	08/31/15	750,000	729,434
U.S. Treasury Note	AAA	1.38	09/15/12	3,700,000	3,753,615
U.S. Treasury Note	AAA	2.25	11/30/17	1,000,000	972,422
U.S. Treasury Note	AAA	2.38	10/31/14	1,500,000	1,552,617
U.S. Treasury Note	AAA	3.25	05/31/16	2,750,000	2,900,602
U.S. Treasury Note	AAA	3.25	07/31/16	1,000,000	1,052,578
U.S. Treasury Strip	AAA	0.00	02/15/17	2,500,000	2,136,540
U.S. Treasury Strip	AAA	0.00	02/15/18	1,500,000	1,225,010
U.S. Treasury Strip	AAA	0.00	08/15/18	2,500,000	1,996,435
U.S. Treasury Strip	AAA	0.00	08/15/21	3,500,000	2,354,293
U.S. Treasury Strip	AAA	0.00	11/15/24	500,000	278,423
					22,185,192

U.S. GOVERNMENT AGENCIES (32.9%)
MORTGAGE-BACKED OBLIGATIONS (32.9%)
FHARM	AAA	4.64	09/01/39	289,704	303,211
FHARM	AAA	5.22	04/01/37	119,874	126,657
FHARM	AAA	5.24	02/01/36	215,091	229,127
FHARM	AAA	5.39	04/01/37	122,115	129,272
FHARM	AAA	5.43	05/01/37	258,826	275,464
FHARM	AAA	5.77	03/01/37	152,910	164,479
FHLMC	AAA	4.00	02/01/25	283,805	292,363
FHLMC	AAA	4.50	03/01/34	350,165	361,676
FHLMC	AAA	4.50	08/01/34	287,197	296,279
FHLMC	AAA	4.50	08/15/35	149,738	149,864
FHLMC	AAA	5.00	02/01/26	120,559	127,301
FHLMC	AAA	5.50	03/01/21	126,272	136,196
FHLMC	AAA	5.50	07/01/32	203,834	218,802
FHLMC	AAA	5.50	08/15/33	183,523	196,632
FHLMC	AAA	6.00	07/15/29	132,066	143,502
FHLMC	AAA	6.00	03/15/32	141,848	156,121
FNMA	AAA	4.00	05/01/19	179,138	186,780
FNMA	AAA	4.00	10/01/30	615,174	619,890
FNMA	AAA	4.00	01/01/31	500,000	503,833
FNMA	AAA	4.00	05/01/35	442,628	445,747
FNMA	AAA	4.50	05/01/18	90,710	96,096
FNMA	AAA	4.50	05/01/19	109,039	115,377
FNMA	AAA	4.50	05/01/30	413,458	428,340
FNMA	AAA	4.50	08/01/33	262,966	271,898
FNMA	AAA	4.50	08/01/33	178,844	185,030
FNMA	AAA	4.50	09/01/33	604,311	624,838
FNMA	AAA	4.50	05/01/34	87,555	90,392
FNMA	AAA	4.50	06/01/34	219,091	226,190
FNMA	AAA	4.50	08/01/35	465,082	480,007
FNMA	AAA	4.50	12/01/35	233,465	240,958
FNMA	AAA	4.50	05/01/40	441,213	458,675
FNMA	AAA	5.00	04/01/18	148,113	158,597
FNMA	AAA	5.00	09/01/18	86,305	92,414

FNMA	AAA	5.00	10/01/20	177,814	189,955
FNMA	AAA	5.00	06/01/33	400,472	423,560
FNMA	AAA	5.00	09/01/33	212,654	224,914
FNMA	AAA	5.00	11/01/33	372,161	393,616
FNMA	AAA	5.00	11/01/33	350,406	370,607
FNMA	AAA	5.00	03/01/34	90,773	96,006
FNMA	AAA	5.00	04/01/34	99,656	105,277
FNMA	AAA	5.00	04/01/34	66,724	70,488
FNMA	AAA	5.00	04/01/35	212,736	224,601
FNMA	AAA	5.00	06/01/35	127,524	134,636
FNMA	AAA	5.00	09/01/35	239,299	252,646
FNMA	AAA	5.00	11/25/35	250,000	262,205
FNMA	AAA	5.00	10/01/36	251,513	265,541
FNMA	AAA	5.00	05/01/39	396,151	421,442
FNMA	AAA	5.50	04/01/17	7,958	8,581
FNMA	AAA	5.50	05/01/17	7,583	8,177
FNMA	AAA	5.50	06/01/17	5,907	6,370
FNMA	AAA	5.50	09/01/19	56,087	60,547
FNMA	AAA	5.50	08/01/25	158,640	170,660
FNMA	AAA	5.50	01/01/27	97,381	104,575
FNMA	AAA	5.50	07/01/33	161,447	174,023
FNMA	AAA	5.50	09/01/33	109,079	117,576
FNMA	AAA	5.50	10/01/33	269,592	290,593
FNMA	AAA	5.50	03/01/34	94,938	102,334
FNMA	AAA	5.50	03/01/34	51,367	55,369
FNMA	AAA	5.50	07/01/34	97,008	104,413
FNMA	AAA	5.50	09/01/34	455,177	489,923
FNMA	AAA	5.50	09/01/34	422,912	455,328
FNMA	AAA	5.50	09/01/34	126,396	136,044
FNMA	AAA	5.50	10/01/34	86,888	93,520
FNMA	AAA	5.50	02/01/35	131,113	141,122
FNMA	AAA	5.50	02/01/35	122,136	131,344
FNMA	AAA	5.50	04/01/35	179,177	192,686
FNMA	AAA	5.50	08/01/35	206,953	222,556
FNMA	AAA	5.50	11/01/35	191,799	206,260
FNMA	AAA	5.50	07/01/36	334,025	359,523
FNMA	AAA	5.50	06/01/37	249,932	267,605
FNMA	AAA	5.50	11/01/38	145,836	154,826
FNMA	AAA	5.50	06/01/48	137,398	146,040
FNMA	AAA	6.00	04/01/23	127,694	141,075
FNMA	AAA	6.00	01/01/25	249,224	274,278
FNMA	AAA	6.00	03/01/28	166,058	181,189
FNMA	AAA	6.00	03/01/32	10,690	11,776
FNMA	AAA	6.00	04/01/32	24,171	26,626
FNMA	AAA	6.00	04/01/32	10,468	11,532
FNMA	AAA	6.00	05/01/32	23,770	26,185
FNMA	AAA	6.00	05/01/33	247,407	272,544
FNMA	AAA	6.00	09/01/34	177,546	194,753
FNMA	AAA	6.00	10/01/34	210,292	230,673
FNMA	AAA	6.00	11/01/34	134,941	148,018
FNMA	AAA	6.00	12/01/36	169,913	185,212
FNMA	AAA	6.00	01/01/37	150,632	164,195
FNMA	AAA	6.00	05/01/37	136,306	147,557
FNMA	AAA	6.00	07/01/37	116,126	126,364
FNMA	AAA	6.00	08/01/37	238,513	259,542

FNMA	AAA	6.00	12/01/37	76,547	83,295
FNMA	AAA	6.00	10/25/44	165,485	182,343
FNMA	AAA	6.00	02/25/47	128,532	141,626
FNMA	AAA	6.00	12/25/49	196,882	216,940
FNMA	AAA	6.50	09/01/16	4,409	4,811
FNMA	AAA	6.50	03/01/17	10,655	11,659
FNMA	AAA	6.50	05/01/17	4,698	5,140
FNMA	AAA	6.50	06/01/17	35,496	38,840
FNMA	AAA	6.50	04/01/32	9,477	10,657
FNMA	AAA	6.50	05/01/32	28,184	31,690
FNMA	AAA	6.50	05/01/32	22,893	25,741
FNMA	AAA	6.50	07/01/32	26,618	29,929
FNMA	AAA	6.50	07/01/34	104,211	116,850
FNMA	AAA	6.50	09/01/34	71,622	80,310
FNMA	AAA	6.50	09/01/36	118,065	130,983
FNMA	AAA	6.50	05/01/37	101,837	113,266
FNMA	AAA	6.50	09/01/37	149,769	166,577
FNMA	AAA	6.50	05/01/38	124,716	138,687
FNMA	AAA	7.00	09/01/31	8,663	9,869
FNMA	AAA	7.00	11/01/31	7,310	8,328
FNMA	AAA	7.00	04/01/32	28,539	32,527
FNMA	AAA	7.00	01/25/44	304,518	358,951
FNMA	AAA	7.50	06/01/31	4,911	5,636
FNMA	AAA	7.50	02/01/32	13,098	15,040
FNMA	AAA	7.50	04/01/32	7,546	8,669
FNMA	AAA	7.50	06/01/32	6,141	7,055
FNMA	AAA	8.00	03/01/31	4,719	5,457
FNMA	AAA	8.00	04/01/32	8,531	9,872
FNMA	AAA	8.00	04/01/32	1,350	1,562
GNMA (4)	AAA	3.50	09/20/33	500,000	511,469
GNMA (4)	AAA	5.00	06/20/39	215,543	218,660
GNMA (4)	AAA	5.00	11/15/39	330,860	351,986
GNMA (4)	AAA	6.27	10/16/27	648,265	673,421
GNMA (4)	AAA	6.50	04/15/31	2,572	2,920
GNMA (4)	AAA	6.50	10/15/31	12,561	14,261
GNMA (4)	AAA	6.50	12/15/31	3,867	4,390
GNMA (4)	AAA	6.50	05/15/32	3,388	3,847
GNMA (4)	AAA	7.00	05/15/31	8,872	10,178
GNMA (4)	AAA	7.00	09/15/31	3,092	3,547
GNMA (4)	AAA	7.00	09/15/31	707	811
GNMA (4)	AAA	7.00	05/15/32	1,589	1,819
GNMA (4)	AAA	7.00	10/20/38	26,538	29,186
Vendee Mortgage Trust (4)	AAA	5.25	01/15/32	328,676	357,175
					22,744,996
CORPORATE DEBT (33.8%)
CONSUMER DISCRETIONARY (4.9%)
Best Buy Co., Inc.	BBB-	6.75	07/15/13	250,000	276,544
Black & Decker Corp.	A	4.75	11/01/14	250,000	269,065
Ethan Allen Interiors, Inc.	B+	5.38	10/01/15	250,000	240,334
Expedia, Inc.	BBB-	5.95	08/15/20	250,000	251,250
Fortune Brands, Inc.	BBB-	4.88	12/01/13	200,000	208,970
Home Depot, Inc.	BBB+	5.40	03/01/16	250,000	280,151
Johnson Controls, Inc.	BBB+	4.88	09/15/13	250,000	268,631
Kohl’s Corp.	BBB+	7.38	10/15/11	500,000	525,368
Leggett & Platt, Inc.	BBB+	4.70	04/01/13	250,000	264,230

Omnicom Group, Inc.	BBB+	4.45	08/15/20	250,000	244,632
Scholastic Corp.	BB-	5.00	04/15/13	250,000	250,625
Whirlpool Corp.	BBB-	6.50	06/15/16	250,000	275,686
					3,355,486
CONSUMER STAPLES (2.4%)
Corn Products Int’l., Inc.	BBB	4.63	11/01/20	250,000	246,569
CVS Caremark Corp.	BBB+	6.13	08/15/16	250,000	283,646
Hershey Co.	A	4.85	08/15/15	250,000	272,798
Kraft Foods, Inc.	BBB-	5.25	10/01/13	250,000	273,301
Kroger Co.	BBB	4.95	01/15/15	250,000	270,027
Safeway, Inc.	BBB	3.95	08/15/20	300,000	284,085
					1,630,426
ENERGY (4.3%)
Diamond Offshore Drilling, Inc.	A-	4.88	07/01/15	250,000	270,301
Enbridge, Inc.	A-	5.80	06/15/14	150,000	166,861
Kinder Morgan, Inc.	BB	5.15	03/01/15	250,000	251,875
National Oilwell Varco, Inc.	BBB+	6.13	08/15/15	250,000	258,184
Noble Corp.	A-	7.50	03/15/19	250,000	299,940
Seacor Hldgs., Inc.	BBB-	7.38	10/01/19	250,000	259,315
Seariver Maritime, Inc.	AAA	0.00	09/01/12	1,000,000	961,776
Sunoco, Inc.	BBB-	4.88	10/15/14	250,000	260,558
Weatherford Int’l. Ltd.	BBB	5.50	02/15/16	250,000	265,276
					2,994,086
FINANCIALS (11.4%)
Alleghany Corp.	BBB	5.63	09/15/20	250,000	244,141
Ally Financial, Inc.	B	0.00	12/01/12	500,000	451,250
Bank of America Corp.	A	3.70	09/01/15	250,000	247,841
Berkley (W.R.) Corp.	BBB+	7.38	09/15/19	250,000	277,456
Block Financial LLC	BBB	5.13	10/30/14	250,000	247,317
Bunge Ltd. Finance Corp.	BBB-	5.35	04/15/14	250,000	262,779
CNA Financial Corp.	BBB-	6.50	08/15/16	250,000	267,725
Colonial Realty LP	BB+	4.80	04/01/11	200,000	200,465
Erac USA Finance Co.†	BBB+	6.38	10/15/17	200,000	222,027
First Horizon National Corp.	BB+	4.50	05/15/13	500,000	504,777
First Industrial LP	BB-	6.88	04/15/12	250,000	249,271
Fosters Finance Corp.†	BBB	6.88	06/15/11	500,000	513,277
General Electric Capital Corp.	AA+	5.45	01/15/13	500,000	537,700
Hartford Financial Svcs.	BBB	5.50	10/15/16	250,000	259,426
HCP, Inc.	BBB	5.65	12/15/13	250,000	268,540
Health Care REIT, Inc.	BBB-	6.13	04/15/20	250,000	263,166
Lincoln National Corp.	A-	5.65	08/27/12	200,000	212,744
Markel Corp.	BBB	6.80	02/15/13	150,000	158,897
Morgan Stanley	A	4.00	07/24/15	250,000	251,296
National City Corp.	A	4.00	02/01/11	250,000	250,313
Nissan Motor Acceptance Corp.†	BBB+	5.63	03/14/11	250,000	252,321
Odyssey Re Hldgs. Corp.	BBB-	6.88	05/01/15	250,000	269,762
Pacific LifeCorp.†	BBB+	6.00	02/10/20	315,000	331,063
Protective Life Corp.	A-	7.38	10/15/19	310,000	335,613
Prudential Financial, Inc.	A	4.75	09/17/15	250,000	264,496
Shurgard Storage Centers	A	7.75	02/22/11	250,000	252,620
Travelers Cos., Inc.	A-	5.38	06/15/12	250,000	265,161
					7,861,444
HEALTH CARE (2.6%)
Allergan, Inc.	A+	5.75	04/01/16	250,000	284,787
AmerisourceBergen Corp.	BBB+	4.88	11/15/19	200,000	203,954

Biogen Idec, Inc.	BBB+	6.88	03/01/18	250,000	281,840
Laboratory Corp. of America	BBB+	5.50	02/01/13	250,000	266,771
Quest Diagnostics, Inc.	BBB+	4.75	01/30/20	250,000	247,273
WellPoint, Inc.	A-	4.35	08/15/20	250,000	248,052
Wyeth	AA	5.50	03/15/13	250,000	273,344
					1,806,021
INDUSTRIALS (3.0%)
Avery Dennison Corp.	BBB	4.88	01/15/13	250,000	264,794
Donnelley (R.R.) & Sons Co.	BBB	4.95	04/01/14	250,000	256,136
L-3 Communications Corp.	BBB-	4.75	07/15/20	250,000	245,620
Masco Corp.	BBB	5.88	07/15/12	200,000	209,661
Pitney Bowes, Inc.	BBB+	5.25	01/15/37	250,000	253,324
Southwest Airlines Co.	BBB	5.25	10/01/14	250,000	262,934
Steelcase, Inc.	BBB-	6.50	08/15/11	250,000	255,481
Union Pacific Corp.	BBB+	6.13	01/15/12	300,000	315,702
					2,063,652
INFORMATION TECHNOLOGY (0.7%)
Avnet, Inc.	BBB-	5.88	06/15/20	250,000	250,977
Cisco Systems, Inc.	A+	5.25	02/22/11	250,000	251,567
					502,544
MATERIALS (1.8%)
Eastman Chemical Co.	BBB	4.50	01/15/21	250,000	245,038
Geon Co.	B+	7.50	12/15/15	250,000	257,188
Lubrizol Corp.	BBB+	5.50	10/01/14	250,000	273,623
Martin Marietta Materials, Inc.	BBB+	6.88	04/01/11	250,000	252,952
Vulcan Materials Co.	BBB-	7.00	06/15/18	200,000	209,624
					1,238,425
TELECOMMUNICATION SERVICES (0.8%)
Alltel Corp.	A-	7.00	03/15/16	250,000	294,710
CenturyLink, Inc.	BBB-	5.00	02/15/15	250,000	255,281
					549,991
UTILITIES (1.9%)
Ameren Energy Generating Co.	BBB-	6.30	04/01/20	250,000	242,610
Arizona Public Svc. Co.	BBB-	6.50	03/01/12	250,000	264,207
Entergy Corp.	BBB-	5.13	09/15/20	250,000	246,641
PPL Energy Supply LLC	BBB+	5.70	10/15/15	250,000	273,634
Progress Energy Enterprise	A	5.25	12/15/15	250,000	280,290
					1,307,382
TOTAL LONG-TERM DEBT SECURITIES (Cost: $65,459,206) 98.8%					68,239,645

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
COMMERCIAL PAPER (0.4%)
General Electric Capital Corp.	A-1+	0.15	01/31/11	250,000	249,969
TOTAL SHORT-TERM DEBT SECURITIES (Cost: $249,969) 0.4%					249,969

TEMPORARY CASH INVESTMENTS (2) (Cost: $36,500) 0.0% (3)					36,500

TOTAL INVESTMENTS (Cost: $65,745,675) 99.2%					68,526,114

OTHER NET ASSETS 0.8%					528,906

NET ASSETS 100.0%					$69,055,020

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. - MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES

December 31, 2010

	Rating**	Rate(%)	Maturity	Face Amount	Value
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (8.9%)
U.S. Treasury Bill	AAA	0.14	03/31/11	4,000,000	3,998,844

U.S. GOVERNMENT AGENCIES (20.8%)
FHLB	AAA	0.15	02/25/11	1,970,000	1,969,549
FHLB	AAA	0.17	02/04/11	524,000	523,918
FHLB	AAA	0.17	03/02/11	848,000	847,756
FHLB	AAA	0.17	02/02/11	2,100,000	2,099,673
FHLMC	AAA	0.15	02/22/11	420,000	419,917
FHLMC	AAA	0.16	02/28/11	1,910,000	1,909,671
FHLMC	AAA	0.17	02/07/11	500,000	499,909
FNMA	AAA	0.15	01/19/11	865,000	864,935
FNMA	AAA	0.17	02/01/11	235,000	234,966
					9,370,294
COMMERCIAL PAPER (70.3%)
Abbott Laboratories†	A-1+	0.16	01/25/11	1,200,000	1,199,872
Archer-Daniels-Midland Co.†	A-1	0.22	01/19/11	1,250,000	1,249,886
Bank of America Corp.	A-1	0.27	01/31/11	1,200,000	1,199,739
Becton, Dickinson & Co.	A-1+	0.18	01/26/11	1,200,000	1,199,850
Campbell Soup Co.†	A-1	0.17	01/03/11	1,200,000	1,199,989
Cargill, Inc.†	A-1	0.19	01/21/11	1,200,000	1,199,873
Chevron Funding Corp.	A-1+	0.16	01/05/11	1,200,000	1,199,979
Coca-Cola Co.†	A-1	0.19	01/14/11	1,250,000	1,249,914
Danaher Corp.	A-1	0.19	01/14/11	1,200,000	1,199,918
Disney (Walt) Co.†	A-1	0.17	02/07/11	880,000	879,846
Disney (Walt) Co.†	A-1	0.19	01/12/11	320,000	319,982
eBay, Inc.†	A-1	0.18	01/10/11	1,200,000	1,199,946
General Electric Capital Svcs.	A-1+	0.22	02/28/11	1,200,000	1,199,575
Google, Inc.†	A-1+	0.18	02/15/11	1,200,000	1,199,739
Grainger (W.W.), Inc.	A-1+	0.18	01/25/11	1,200,000	1,199,856
Hewlett-Packard Co.†	A-1	0.18	01/07/11	1,200,000	1,199,964
Int’l. Business Machines Corp.†	A-1	0.15	01/05/11	750,000	749,988
Int’l. Business Machines Corp.†	A-1	0.16	01/07/11	450,000	449,988
Johnson & Johnson†	A-1+	0.17	02/28/11	1,200,000	1,199,797
Madison Gas & Electric	A-1+	0.18	01/14/11	1,250,000	1,249,919
Medtronic, Inc.†	A-1+	0.17	01/10/11	250,000	249,989
National Rural Utilities	A-1	0.23	01/06/11	1,200,000	1,199,962
Nestle Capital Corp.†	A-1+	0.18	02/04/11	1,200,000	1,199,796
NetJets, Inc.†	A-1+	0.18	02/25/11	300,000	299,930
New Jersey Natural Gas	A-1	0.19	01/19/11	1,200,000	1,199,886
PepsiCo, Inc.†	A-1	0.17	02/14/11	760,000	759,842
PepsiCo, Inc.†	A-1	0.17	02/25/11	440,000	439,886
Praxair, Inc.	A-1	0.13	01/05/11	970,000	969,986
Procter & Gamble†	A-1+	0.19	01/31/11	1,200,000	1,199,810
Toyota Motor Credit Corp.	A-1+	0.22	02/08/11	450,000	449,895
Toyota Motor Credit Corp.	A-1+	0.22	03/01/11	750,000	749,730
Washington Gas Light Co.	A-1+	0.19	01/03/11	1,200,000	1,199,987
					31,666,319

TOTAL SHORT-TERM DEBT SECURITIES (Cost: $45,034,880) 100.0%	45,035,457

TOTAL INVESTMENTS (Cost: $45,034,880) 100.0%	45,035,457

OTHER NET ASSETS 0.0% (3)	2,709

NET ASSETS 100.0%	$45,038,166

The accompanying notes are an integral part of these portfolio schedules.

MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

FOOTNOTES TO PORTFOLIOS OF INVESTMENTS IN SECURITIES

December 31, 2010

Abbreviations:	FHARM = Federal Home Adjustable Rate Mortgage
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GNMA = Government National Mortgage Association

* Non-income producing security.

** Ratings as per Standard & Poors Corporation.

*** This security is fair valued in accordance with procedures established by the Funds’ Board of Directors. This security is listed as a Level 3 security in Note 1, Fair Value.

† Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At December 31, 2010, the aggregate values of these securities and their percentages of the respective Funds’ net assets were as follows:

	Aggregate	Percentage
	Market	of
Fund	Value	Net Assets

ALL AMERICA FUND	$51,032	0.1%
SMALL CAP VALUE FUND	$39,741	0.6%
BOND FUND	$1,318,688	1.9%
MONEY MARKET FUND	$17,448,037	38.7%

(1)          This security, or a portion thereof, has been segregated to cover initial margin requirements on open futures contracts. Information on futures contracts outstanding in the Funds as of December 31, 2010, were as follows:

							Face Value
							of Futures
							as a
					Underlying		Percentage
	Number of		Purchased (P)	Expiration	Face Amount	Unrealized	of Total
Fund	Contracts	Contract Type	or Sold (S)	Date	at Value(a)	Gain(Loss)	Investments

ALL AMERICA FUND	9	E-mini S&P 500 Stock Index	P	March 2011	$563,850	$8,435	1.4%
EQUITY INDEX FUND	46	E-mini S&P 500 Stock Index	P	March 2011	$2,881,900	$45,252	5.7%
MID-CAP EQUITY INDEX FUND	13	E-mini S&P MidCap 400 Stock Index	P	March 2011	$1,176,890	$15,580	3.5%

(a)          Includes the cumulative appreciation(depreciation) of futures contracts, which is included in Net Unrealized Appreciation (Depreciation) of Investments and Futures Contracts in the Components of Net Assets section of the Statements of Assets and Liabilities.  The Receivable or Payable for Daily Variation on Futures Contracts in the Statements of Assets and Liabilities only includes the current day’s variation margin payable or receivable.

(2)          The fund has an arrangement with its custodian bank, JP Morgan Chase Bank, whereby uninvested cash, subject to parameters set by the fund, is automatically invested in the fund’s name by the bank in overnight commercial paper issued by J.P. Morgan Chase & Co. On the next business day, these funds (and earned interest) are automatically returned to the fund. The annual rate of interest earned on this temporary cash investment at December 31, 2010 was 0.15%.

(3)          Percentage is less than 0.05%.

(4)          U.S. Government guaranteed security.

Fair Value—The Investment Company values its investments at fair value. Fair value is an estimate of the price the Fund would receive upon selling a security in an orderly arms-length transaction. Investments are categorized based on a three-level valuation hierarchy for measurement and disclosure of fair value. The valuation hierarchy is based upon the transparency of inputs used to measure fair value. The three levels are as follows:

•                  Level 1 – quoted prices in active markets for identical securities.

•                  Level 2 – other significant observable inputs (including yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds, trading characteristics, etc.).

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

As of December  31, 2010, management determined that the fair value inputs for all equity securities were considered Level 1, with the exception of non-registered securities under Rule 144A of the Securities Act of 1933 which were considered Level 2.  In addition, certain Rule 144A securities not actively traded were considered Level 3. Fair value inputs for all debt securities were considered Level 2.  The inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Transfers between levels are reflected based on the fair value at the beginning of a reporting period.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of December 31, 2010, by fair value input hierarchy:

Fund	Level 1 – Quoted Prices	Level 2 – Significant Observable Inputs	Level 3 – Significant Unobservable Inputs		Total
Investments at Market Value:
(See Portfolios of Investments for More Details)
All America Fund
Common Stock - Indexed	$20,080,127	—	—		$20,080,127
Common Stock - Active	$18,793,247	—	$51,032	(1)	$18,844,279
Convertible Preferred Stock	$29,675	—	—		$29,675
Short-Term Debt	—	$649,911	—		$649,911
Temporary Cash Investments	—	$109,100	—		$109,100
	$38,903,049	$759,011	$51,032		$39,713,092

Equity Index Fund
Common Stock	$47,796,705	—	—		$47,796,705
Short-Term Debt Securities	—	$2,299,718	—		$2,299,718
Temporary Cash Investments	—	$63,000	—		$63,000
	$47,796,705	$2,362,718	—		$50,159,423

Mid-Cap Equity Index Fund
Common Stock	$32,111,976	—	—		$32,111,976
Short-Term Debt Securities	—	$989,860	—		$989,860
Temporary Cash Investments	—	$157,800	—		$157,800
	$32,111,976	$1,147,660	—		$33,259,636
Small Cap Value Fund
Common Stock	$5,964,890	—	$39,741	(1)	$6,004,631
Convertible Preferred Stock	$26,411	—	—		$26,411
Short-Term Debt Securities	—	$199,975	—		$199,975
	$5,991,301	$199,975	$39,741		$6,231,017
Small Cap Growth Fund
Common Stock	$5,656,428	—	—		$5,656,428

Bond Fund
U.S. Government Debt	—	$22,185,192	—		$22,185,192
U.S. Agency Residential Mortgage-Backed Obligations	—	$22,744,996	—		$22,744,996
Corporate Debt	—	$23,309,457	—		$23,309,457
Short-Term Debt Securities	—	$249,969	—		$249,969
Temporary Cash Investments	—	$36,500	—		$36,500
	—	$68,526,114	—		$68,526,114

Money Market Fund
U.S. Government Debt	—	$3,998,844	—		$3,998,844
U.S. Government Agency Short-Term Debt	—	$9,370,294	—		$9,370,294
Commercial Paper	—	$31,666,319	—		$31,666,319
	—	$45,035,457	—		$45,035,457
Other Financial Instruments:*
All America Fund	$8,435	—	—		$8,435
Equity Index Fund	$45,252	—	—		$45,252
Mid-Cap Equity Index Fund	$15,580	—	—		$15,580

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

(1)  Includes securities issued by NBH Hldgs. Co. included in the Financials section of the active asset segment of the All America Fund and the Financials section of the Small Cap Value Fund.

Fair Value Measurement Using Signficant Unobservable Inputs (Level 3)

for the Year Ended December 31, 2010

		Change in				Net Change in
	Balance	Unrealized	Transfers	Transfers	Balance	Unrealized Gains/(Losses)
	December 31,	Gains	Into	Out of	December 31,	of Level 3 Assets Held as of
	2009	(Losses) (b)	Level 3	Level 3 (c)	2010	December 31, 2010
All America Fund - Active Common Stock	$120,994	$(1,962)	—	$68,000	$51,032	$(1,309)
Small Cap Value Fund - Common Stock	$75,270	$(1,529)	—	$34,000	$39,741	$(1,019)

(b)         Unrealized gains and losses on Level 3 securities are included in Change in Net Unrealized Appreciation (Depreciation) of Investments in the Statements of Operations.

(c)          Reflects transfers into Level 1 as a result of a security beginning to trade on national exchanges upon its initial public offering.

Security Valuation — Investment securities are carried at fair value as follows:

Exchange-traded equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

Short-term debt securities with a maturity of 60 days or less are valued at amortized cost, which approximates fair value for such securities.

Debt securities, including short-term debt securities maturing in excess of 60 days, are valued on the basis of prices obtained from an independent pricing source. The pricing source may utilize various pricing methodologies that incorporate both models (which consider factors such as yield, quality, coupon rate, maturity, issue type, quoted prices for similar securities, prepayment speeds and trading characteristics) and dealer supplied valuations to derive a valuation.

In the rare instance when a price is not available from an independent pricing source or when prices may not reflect fair value, such as when the pricing service price is not the result of a recent trade, a calculated fair value is used, as determined in good faith by the Adviser and reviewed by a Valuation Committee, in accordance with procedures adopted by the Board of Directors of the Investment Company.  The Advisor uses a market approach to calculate fair value for equity securities which are categorized as Level 3 above.  The Adviser’s valuation is primarily based on information regarding the specific equity issuer, such as financial statements, the relationship of per-share book value to the last trade price and operating information.  The Adviser also considers industry-specific conditions and overall market conditions, to determine whether the last trade price reflects fair value or needs to be adjusted.

Investment Transactions — Investment transactions are accounted for as of the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out (“FIFO”) basis.

Futures Contracts - The Equity Index Fund, Mid-Cap Equity Index Fund and a portion of the All America Fund each maintain indexed assets portfolios which are subject to equity price risk. In order to remain more fully invested in the equity markets while minimizing transaction costs, the funds purchase stock index futures contracts. An initial cash margin deposit (represented by cash or Treasury bills) is made upon entering into a futures contract and serves as collateral for the contract. This initial margin, maintained in a segregated account, is equal to approximately 5%-6% of the contract amount, and does not involve the borrowing of funds to finance the transaction. During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each trading day. The accumulated unrealized gain or loss on the contract is included in Net Unrealized Appreciation (Depreciation) of Investments in the Components of Net Assets section of the Statement of Assets and Liabilities.

Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made daily. The net change in unrealized appreciation or deprecation of futures contracts is recorded in the Statement of Operations.  When the contract is closed, a realized gain or loss from futures transactions is recorded in the Statement of Operations, equal to the net variation margin received or paid over the period the contract was outstanding. The “Underlying Face Amount at Value” (appearing in the “Notes to the Summary Portfolios of Investments in Securities”), representing the aggregate of outstanding contractual amounts under futures contracts, reflects the extent of a Fund’s exposure to off-balance sheet risk. The use of futures transactions involves the risk of imperfect correlation in the price movements of the contract and the underlying securities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Tax Information - The components of net unrealized appreciation (depreciation) of investments for Federal income tax purposes and the cost of investments for Federal income tax purposes at December 31, 2010 for each of the Funds were as follows.

	All America Fund	Equity Index Fund	Mid-Cap Equity Index Fund	Small Cap Value Fund
Unrealized Appreciation	$8,168,556	$9,701,842	$5,217,883	$1,361,552
Unrealized Depreciation	(3,993,810)	(6,091,320)	(2,525,817)	(195,842)
Net	$4,174,746	$3,610,522	$2,692,066	$1,165,710
Tax Cost of Investments	$35,538,346	$46,548,901	$30,567,570	$5,065,307

	Small Cap Growth Fund	Bond Fund	Money Market Fund
Unrealized Appreciation	$1,617,529	$3,037,264	$582
Unrealized Depreciation	(59,239)	(256,826)	(9)
Net	$1,558,290	$2,780,438	$573
Tax Cost of Investments	$4,098,138	$65,745,676	$45,034,884

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9.    PURCHASES OF EQUITY SECURITES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a)        The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported in a timely and accurate manner.

(b)       The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.   EXHIBITS.

Attached hereto:

(a) (1) ) Not applicable.

(2) Exhibit 99.CERT

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940.

(3) Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940.

	Exhibit 99.REPT	Report of Independent Registered Public Accounting Firm

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual of America Institutional Funds, Inc.

By:	/s/ JOHN R. GREED
John R. Greed
Chairman of the Board,
President and Chief Executive Officer of
Mutual of America Institutional Funds, Inc.

Date: March 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN R. GREED
John R. Greed Chairman of the Board, President and Chief Executive Officer of Mutual of America Institutional Funds, Inc.

Date: March 7, 2011

By:	/s/ GEORGE L. MEDLIN
George L. Medlin Executive Vice President, Chief Financial Officer and Treasurer of Mutual of America Institutional Funds, Inc.

Date: March 7, 2011